Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 2.2%
Adient plc *	5,181	259,361
American Axle & Manufacturing Holdings, Inc. *	6,495	72,744
Aptiv plc *	2,555	384,323
Autoliv, Inc.	1,504	159,469
BorgWarner, Inc.	5,435	278,761
Cooper Tire & Rubber Co.	1,613	95,780
Cooper-Standard Holding, Inc. *	2,131	63,419
Dana, Inc.	4,165	112,996
Dorman Products, Inc. *	272	27,847
Ford Motor Co. *	171,002	2,484,659
Fox Factory Holding Corp. *	102	15,859
General Motors Co. *	42,060	2,494,579
Gentex Corp.	2,882	102,311
Gentherm, Inc. *	401	29,084
Harley-Davidson, Inc.	3,471	168,239
LCI Industries	299	44,566
Lear Corp.	1,824	352,689
Modine Manufacturing Co. *	2,235	39,314
Patrick Industries, Inc.	267	22,882
Standard Motor Products, Inc.	410	18,458
Stoneridge, Inc. *	439	13,363
Tenneco, Inc., Class A *	5,416	84,923
Tesla, Inc. *	118	73,776
The Goodyear Tire & Rubber Co. *	22,762	451,370
Thor Industries, Inc.	991	121,893
Veoneer, Inc. *	1,652	39,103
Visteon Corp. *	1,241	151,973
Winnebago Industries, Inc.	305	22,558
		8,186,299

Banks 7.8%
Ameris Bancorp	50	2,747
Associated Banc-Corp.	2,077	47,750
Atlantic Union Bankshares Corp.	450	18,459
Axos Financial, Inc. *	356	16,878
BancorpSouth Bank	976	29,846
Bank of America Corp.	88,390	3,746,852
Bank of Hawaii Corp.	409	36,704
Bank OZK	1,066	45,529
BankUnited, Inc.	1,538	73,501
Banner Corp.	362	21,188
Berkshire Hills Bancorp, Inc.	688	19,092
BOK Financial Corp.	307	27,949
Boston Private Financial Holdings, Inc.	1,431	21,937
Brookline Bancorp, Inc.	755	12,729
Cadence BanCorp	945	21,149
Capitol Federal Financial, Inc.	1,318	17,055
Cathay General Bancorp	748	31,177
Central Pacific Financial Corp.	575	15,933
CIT Group, Inc.	4,702	249,112
Security	Number of Shares	Value ($)
Citigroup, Inc.	51,691	4,068,599
Citizens Financial Group, Inc.	7,827	390,567
City Holding Co.	22	1,765
Columbia Banking System, Inc.	625	26,975
Comerica, Inc.	2,849	223,618
Commerce Bancshares, Inc.	549	42,756
Community Bank System, Inc.	272	22,065
Credicorp Ltd. *	773	106,264
Cullen/Frost Bankers, Inc.	452	54,561
CVB Financial Corp.	760	16,857
Eagle Bancorp, Inc.	257	14,685
East West Bancorp, Inc.	1,197	89,512
Essent Group Ltd.	510	24,398
F.N.B. Corp.	4,149	55,638
Federal Agricultural Mortgage Corp., Class C	133	13,494
Fifth Third Bancorp	13,347	562,443
First BanCorp	2,092	26,757
First Busey Corp.	91	2,438
First Citizens BancShares, Inc., Class A	50	43,030
First Commonwealth Financial Corp.	1,109	16,801
First Financial Bancorp	866	22,057
First Financial Bankshares, Inc.	376	18,932
First Hawaiian, Inc.	1,528	43,028
First Horizon Corp.	5,190	98,973
First Interstate BancSystem, Inc., Class A	238	11,203
First Merchants Corp.	315	14,597
First Midwest Bancorp, Inc.	1,050	21,977
First Republic Bank	518	99,166
Flagstar Bancorp, Inc.	370	16,946
Fulton Financial Corp.	2,252	39,027
Glacier Bancorp, Inc.	454	26,446
Great Western Bancorp, Inc.	1,048	35,066
Hancock Whitney Corp.	1,160	57,432
Hanmi Financial Corp.	102	2,140
Heartland Financial USA, Inc.	264	13,134
Hilltop Holdings, Inc.	650	24,148
Home BancShares, Inc.	1,215	33,242
Hope Bancorp, Inc.	1,824	27,907
Huntington Bancshares, Inc.	11,857	188,052
Independent Bank Corp.	144	11,752
Independent Bank Group, Inc.	32	2,520
International Bancshares Corp.	550	25,520
Investors Bancorp, Inc.	2,647	39,387
JPMorgan Chase & Co.	35,976	5,908,698
KeyCorp	11,858	273,208
M&T Bank Corp.	2,085	335,039
MGIC Investment Corp.	4,506	66,328
National Bank Holdings Corp., Class A	287	11,365
NBT Bancorp, Inc.	410	15,986
New York Community Bancorp, Inc.	6,819	81,623
Northwest Bancshares, Inc.	1,308	18,521
OFG Bancorp	810	19,521
Old National Bancorp	1,473	28,061
Pacific Premier Bancorp, Inc.	55	2,528
PacWest Bancorp	2,406	108,679
Park National Corp.	115	14,550

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PennyMac Financial Services, Inc.	44	2,755
People's United Financial, Inc.	4,185	79,138
Pinnacle Financial Partners, Inc.	353	32,095
Popular, Inc.	1,052	85,854
Prosperity Bancshares, Inc.	513	38,603
Provident Financial Services, Inc.	842	21,269
Radian Group, Inc.	2,557	59,706
Regions Financial Corp.	13,073	306,039
Renasant Corp.	387	17,113
S&T Bancorp, Inc.	413	14,013
Sandy Spring Bancorp, Inc.	302	14,031
ServisFirst Bancshares, Inc.	44	3,056
Signature Bank	324	80,919
Simmons First National Corp., Class A	690	21,045
South State Corp.	270	23,979
Southside Bancshares, Inc.	49	2,099
Sterling Bancorp	1,402	37,349
SVB Financial Group *	186	108,418
Synovus Financial Corp.	1,893	92,984
TCF Financial Corp.	626	29,735
Texas Capital Bancshares, Inc. *	468	32,236
The Bank of NT Butterfield & Son Ltd.	570	21,740
The PNC Financial Services Group, Inc.	5,575	1,085,341
Tompkins Financial Corp.	24	1,948
Towne Bank	479	15,342
Truist Financial Corp.	9,386	579,867
Trustmark Corp.	755	25,330
U.S. Bancorp	21,040	1,278,811
UMB Financial Corp.	316	30,560
Umpqua Holdings Corp.	3,170	60,484
United Bankshares, Inc.	889	36,618
United Community Banks, Inc.	568	19,641
Valley National Bancorp	2,907	41,628
Walker & Dunlop, Inc.	344	34,930
Washington Federal, Inc.	1,203	40,108
Webster Financial Corp.	969	54,923
Wells Fargo & Co.	119,507	5,583,367
WesBanco, Inc.	494	19,226
Westamerica BanCorp	143	8,970
Western Alliance Bancorp	460	46,005
Wintrust Financial Corp.	544	43,749
WSFS Financial Corp.	286	15,218
Zions Bancorp NA	1,996	115,529
		28,277,340

Capital Goods 8.5%
3M Co.	6,674	1,355,089
A.O. Smith Corp.	1,239	88,056
AAON, Inc.	174	11,527
AAR Corp. *	1,182	49,348
Acuity Brands, Inc.	695	129,096
Advanced Drainage Systems, Inc.	140	15,879
AECOM *	2,853	185,474
AerCap Holdings N.V. *	3,758	221,722
Aerojet Rocketdyne Holdings, Inc.	339	16,425
AGCO Corp.	1,335	184,724
Air Lease Corp.	1,260	59,296
Alamo Group, Inc.	111	17,114
Albany International Corp., Class A	273	24,393
Allegion plc	445	62,514
Allison Transmission Holdings, Inc.	2,411	102,009
Altra Industrial Motion Corp.	385	25,291
American Woodmark Corp. *	208	18,079
AMETEK, Inc.	1,231	166,308
API Group Corp. *	235	4,970
Apogee Enterprises, Inc.	845	32,118
Applied Industrial Technologies, Inc.	581	56,915
Arcosa, Inc.	821	52,133
Security	Number of Shares	Value ($)
Argan, Inc.	287	14,092
Armstrong World Industries, Inc.	369	39,243
Astec Industries, Inc.	368	25,219
Astronics Corp. *	813	13,788
Atkore, Inc. *	519	40,067
AZZ, Inc.	459	24,552
Barnes Group, Inc.	723	38,623
Beacon Roofing Supply, Inc. *	1,245	70,517
Boise Cascade Co.	1,078	71,137
Builders FirstSource, Inc. *	2,187	97,409
BWX Technologies, Inc.	607	37,962
CAI International, Inc.	354	15,194
Carlisle Cos., Inc.	681	130,970
Carrier Global Corp.	7,163	328,997
Caterpillar, Inc.	5,635	1,358,486
Chart Industries, Inc. *	185	26,999
CIRCOR International, Inc. *	408	15,353
Colfax Corp. *	1,293	57,151
Columbus McKinnon Corp.	272	13,790
Comfort Systems USA, Inc.	504	41,782
Crane Co.	665	63,501
CSW Industrials, Inc.	16	1,949
Cummins, Inc.	2,088	537,201
Curtiss-Wright Corp.	512	64,164
Deere & Co.	2,684	969,192
Donaldson Co., Inc.	1,187	73,107
Douglas Dynamics, Inc.	273	11,971
Dover Corp.	1,387	208,743
Dycom Industries, Inc. *	698	52,294
Eaton Corp. plc	5,357	778,104
EMCOR Group, Inc.	1,147	144,648
Emerson Electric Co.	7,610	728,201
Encore Wire Corp.	429	35,264
Enerpac Tool Group Corp.	835	22,879
EnerSys	599	56,450
EnPro Industries, Inc.	312	28,701
ESCO Technologies, Inc.	140	13,250
Evoqua Water Technologies Corp. *	82	2,552
Fastenal Co.	3,397	180,177
Federal Signal Corp.	495	21,028
Flowserve Corp.	2,285	96,861
Fluor Corp. *	15,292	282,902
Fortive Corp.	1,544	111,971
Fortune Brands Home & Security, Inc.	1,481	152,780
Franklin Electric Co., Inc.	373	31,291
GATX Corp.	751	74,094
Generac Holdings, Inc. *	156	51,280
General Dynamics Corp.	4,075	773,883
General Electric Co.	224,281	3,153,391
Gibraltar Industries, Inc. *	244	19,386
GMS, Inc. *	824	37,731
Graco, Inc.	907	68,678
GrafTech International Ltd.	175	2,324
Granite Construction, Inc.	1,763	71,155
Great Lakes Dredge & Dock Corp. *	145	2,118
Griffon Corp.	803	21,111
H&E Equipment Services, Inc.	945	35,343
HEICO Corp.	112	15,732
HEICO Corp., Class A	177	23,445
Helios Technologies, Inc.	31	2,203
Herc Holdings, Inc. *	513	59,005
Hexcel Corp. *	1,472	87,525
Hillenbrand, Inc.	898	40,949
Honeywell International, Inc.	5,590	1,290,787
Howmet Aerospace, Inc. *	6,589	233,778
Hubbell, Inc.	570	108,665
Huntington Ingalls Industries, Inc.	714	154,374
Hyster-Yale Materials Handling, Inc.	304	22,979
IDEX Corp.	408	90,845

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	2,781	644,525
Ingersoll Rand, Inc. *	589	29,238
ITT, Inc.	834	78,313
JELD-WEN Holding, Inc. *	1,160	32,492
John Bean Technologies Corp.	169	24,341
Johnson Controls International plc	9,735	647,767
Kadant, Inc.	71	11,929
Kaman Corp.	488	26,264
Kennametal, Inc.	1,049	39,348
Kratos Defense & Security Solutions, Inc. *	90	2,251
L3Harris Technologies, Inc.	862	187,968
Lennox International, Inc.	211	73,835
Lincoln Electric Holdings, Inc.	685	88,077
Lindsay Corp.	116	19,097
Lockheed Martin Corp.	1,854	708,599
Masco Corp.	2,134	128,702
Masonite International Corp. *	351	41,962
MasTec, Inc. *	987	114,818
Matrix Service Co. *	1,506	16,415
Maxar Technologies, Inc.	686	21,335
McGrath RentCorp	256	21,947
Mercury Systems, Inc. *	34	2,225
Meritor, Inc. *	1,039	27,014
Moog, Inc., Class A	685	61,787
MRC Global, Inc. *	4,361	46,837
MSC Industrial Direct Co., Inc., Class A	806	76,086
Mueller Industries, Inc.	1,200	55,716
Mueller Water Products, Inc., Class A	1,667	24,121
MYR Group, Inc. *	425	36,992
National Presto Industries, Inc.	106	10,751
Navistar International Corp. *	402	17,780
Nordson Corp.	296	65,620
Northrop Grumman Corp.	1,571	574,782
NOW, Inc. *	5,220	54,653
nVent Electric plc	2,360	76,794
Oshkosh Corp.	1,211	159,174
Otis Worldwide Corp.	3,297	258,254
Owens Corning	1,887	201,249
PACCAR, Inc.	4,400	402,864
Parker-Hannifin Corp.	1,179	363,309
Parsons Corp. *	53	2,099
Pentair plc	1,742	120,146
PGT Innovations, Inc. *	98	2,368
Primoris Services Corp.	1,174	37,321
Proto Labs, Inc. *	69	6,168
Quanex Building Products Corp.	760	20,239
Quanta Services, Inc.	2,443	232,940
Raven Industries, Inc.	420	18,535
Raytheon Technologies Corp.	18,710	1,659,764
RBC Bearings, Inc. *	114	22,320
Regal Beloit Corp.	636	90,458
Resideo Technologies, Inc. *	4,268	127,613
Rexnord Corp.	823	41,125
Rockwell Automation, Inc.	853	224,953
Roper Technologies, Inc.	319	143,553
Rush Enterprises, Inc., Class A	1,316	62,905
Sensata Technologies Holding plc *	1,468	87,243
Simpson Manufacturing Co., Inc.	308	34,595
SiteOne Landscape Supply, Inc. *	110	18,924
Snap-on, Inc.	731	186,127
Spirit AeroSystems Holdings, Inc., Class A	4,660	229,319
SPX Corp. *	496	31,064
SPX FLOW, Inc.	471	32,325
Standex International Corp.	194	19,330
Stanley Black & Decker, Inc.	1,379	298,967
Teledyne Technologies, Inc. *	232	97,419
Tennant Co.	184	15,224
Terex Corp.	1,906	99,817
Textainer Group Holdings Ltd. *	1,019	34,340
Security	Number of Shares	Value ($)
Textron, Inc.	5,040	345,089
The Boeing Co. *	7,860	1,941,577
The Greenbrier Cos., Inc.	1,492	66,260
The Manitowoc Co., Inc. *	934	24,116
The Middleby Corp. *	455	74,747
The Timken Co.	931	82,347
The Toro Co.	691	76,763
Trane Technologies plc	2,199	409,894
TransDigm Group, Inc. *	298	193,354
Trex Co., Inc. *	221	21,528
TriMas Corp. *	513	16,631
Trinity Industries, Inc.	2,403	66,755
Triton International Ltd.	781	42,369
Tutor Perini Corp. *	2,952	45,697
UFP Industries, Inc.	1,049	83,416
United Rentals, Inc. *	1,190	397,412
Univar Solutions, Inc. *	3,462	93,786
Valmont Industries, Inc.	364	90,272
Vectrus, Inc. *	219	11,173
W.W. Grainger, Inc.	522	241,248
Wabash National Corp.	2,203	35,138
Watsco, Inc.	323	94,122
Watts Water Technologies, Inc., Class A	228	30,985
Welbilt, Inc. *	1,654	40,870
WESCO International, Inc. *	2,572	274,098
Westinghouse Air Brake Technologies Corp.	1,013	83,836
Woodward, Inc.	453	57,613
Xylem, Inc.	1,024	120,955
		30,984,256

Commercial & Professional Services 1.2%
ABM Industries, Inc.	1,451	72,390
ACCO Brands Corp.	2,983	27,175
ADT, Inc.	1,808	18,695
ASGN, Inc. *	503	51,854
Booz Allen Hamilton Holding Corp.	848	72,021
Brady Corp., Class A	499	28,558
BrightView Holdings, Inc. *	176	3,054
CACI International, Inc., Class A *	231	58,896
CBIZ, Inc. *	480	15,941
Cimpress plc *	135	13,407
Cintas Corp.	434	153,436
Clean Harbors, Inc. *	640	59,584
Copart, Inc. *	463	59,732
CoreCivic, Inc. *	6,478	50,723
CoreLogic, Inc.	586	46,587
CoStar Group, Inc. *	33	28,182
Covanta Holding Corp.	2,746	40,668
Deluxe Corp.	1,731	78,864
Equifax, Inc.	566	133,033
Exponent, Inc.	146	13,320
FTI Consulting, Inc. *	311	42,778
Harsco Corp. *	1,509	33,832
Healthcare Services Group, Inc.	1,307	39,197
Heidrick & Struggles International, Inc.	56	2,410
Herman Miller, Inc.	1,258	60,132
HNI Corp.	1,065	48,585
Huron Consulting Group, Inc. *	267	14,608
IAA, Inc. *	492	28,029
ICF International, Inc.	251	22,063
IHS Markit Ltd.	1,245	131,111
Insperity, Inc.	260	23,969
Interface, Inc.	1,911	31,226
Jacobs Engineering Group, Inc.	1,585	225,197
KAR Auction Services, Inc. *	1,986	35,629
KBR, Inc.	1,868	76,102
Kelly Services, Inc., Class A *	2,661	68,308
Kforce, Inc.	451	28,282

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Knoll, Inc.	1,336	34,736
Korn Ferry	791	51,739
Leidos Holdings, Inc.	1,421	146,008
ManpowerGroup, Inc.	2,582	312,396
ManTech International Corp., Class A	316	27,495
Matthews International Corp., Class A	817	31,920
MSA Safety, Inc.	146	24,537
Nielsen Holdings plc	10,016	272,535
Pitney Bowes, Inc.	11,825	99,094
Republic Services, Inc.	1,838	200,673
Resources Connection, Inc.	1,143	16,665
Robert Half International, Inc.	1,986	176,337
Rollins, Inc.	627	21,374
Science Applications International Corp.	652	58,589
SP Plus Corp. *	634	20,726
Steelcase, Inc., Class A	2,804	40,574
Stericycle, Inc. *	706	55,463
Tetra Tech, Inc.	361	43,129
The Brink's Co.	413	31,144
TransUnion	491	52,537
TriNet Group, Inc. *	188	14,164
TrueBlue, Inc. *	1,811	49,132
UniFirst Corp.	162	35,912
US Ecology, Inc. *	257	10,185
Verisk Analytics, Inc.	421	72,761
Viad Corp. *	736	32,487
Waste Management, Inc.	3,584	504,197
		4,374,087

Consumer Durables & Apparel 1.8%
Acushnet Holdings Corp.	345	18,354
Beazer Homes USA, Inc. *	1,016	24,191
Brunswick Corp.	1,034	105,706
Callaway Golf Co. *	886	32,711
Capri Holdings Ltd. *	6,374	361,470
Carter's, Inc.	813	83,121
Cavco Industries, Inc. *	67	14,825
Century Communities, Inc. *	285	23,193
Columbia Sportswear Co.	317	32,565
Crocs, Inc. *	273	27,639
D.R. Horton, Inc.	3,219	306,738
Deckers Outdoor Corp. *	215	72,120
Ethan Allen Interiors, Inc.	1,028	29,678
Fossil Group, Inc. *	6,289	88,801
G-III Apparel Group Ltd. *	2,335	77,148
Garmin Ltd.	936	133,137
Hanesbrands, Inc.	6,886	134,552
Hasbro, Inc.	1,250	119,962
Helen of Troy Ltd. *	201	42,306
Installed Building Products, Inc.	19	2,253
iRobot Corp. *	207	20,224
KB Home	1,028	48,121
Kontoor Brands, Inc.	1,678	107,426
La-Z-Boy, Inc.	956	39,416
Leggett & Platt, Inc.	2,165	119,140
Lennar Corp., Class A	2,479	245,446
LGI Homes, Inc. *	139	25,133
Lululemon Athletica, Inc. *	240	77,551
M.D.C Holdings, Inc.	743	43,057
M/I Homes, Inc. *	468	33,003
Mattel, Inc. *	5,998	127,218
Meritage Homes Corp. *	481	51,789
Mohawk Industries, Inc. *	1,314	276,834
Movado Group, Inc.	739	20,492
Newell Brands, Inc.	5,837	167,464
NIKE, Inc., Class B	6,008	819,852
NVR, Inc. *	33	161,279
Oxford Industries, Inc.	399	38,204
Security	Number of Shares	Value ($)
Polaris, Inc.	844	110,750
PulteGroup, Inc.	4,071	235,263
PVH Corp. *	2,418	277,635
Ralph Lauren Corp. *	1,279	158,698
Skechers U.S.A., Inc., Class A *	1,761	83,647
Skyline Champion Corp. *	53	2,684
Smith & Wesson Brands, Inc.	922	19,602
Steven Madden Ltd.	1,520	62,928
Sturm Ruger & Co., Inc.	285	22,498
Tapestry, Inc. *	6,667	299,282
Taylor Morrison Home Corp., Class A *	2,592	76,775
Tempur Sealy International, Inc.	1,317	50,704
Toll Brothers, Inc.	2,139	139,548
TopBuild Corp. *	183	36,243
Tri Pointe Homes, Inc. *	2,797	67,464
Tupperware Brands Corp. *	3,789	97,150
Under Armour, Inc., Class A *	2,141	48,344
Under Armour, Inc., Class C *	2,329	44,391
Universal Electronics, Inc. *	209	10,463
VF Corp.	3,275	261,083
Vista Outdoor, Inc. *	1,543	67,259
Whirlpool Corp.	1,349	319,834
Wolverine World Wide, Inc.	1,517	55,310
		6,699,674

Consumer Services 2.5%
Adtalem Global Education, Inc. *	1,117	40,636
American Public Education, Inc. *	271	7,588
Aramark	4,474	167,104
Arcos Dorados Holdings, Inc., Class A *	3,684	23,835
Bally's Corp. *	33	1,915
BJ's Restaurants, Inc. *	667	36,872
Bloomin' Brands, Inc. *	2,592	76,594
Booking Holdings, Inc. *	294	694,296
Boyd Gaming Corp. *	946	60,913
Bright Horizons Family Solutions, Inc. *	262	36,216
Brinker International, Inc. *	1,172	72,019
Caesars Entertainment, Inc. *	912	97,994
Carnival Corp. *	19,590	579,080
Chipotle Mexican Grill, Inc. *	86	117,990
Choice Hotels International, Inc. *	143	17,290
Churchill Downs, Inc.	204	40,704
Cracker Barrel Old Country Store, Inc.	435	68,608
Darden Restaurants, Inc.	1,400	200,522
Dave & Buster's Entertainment, Inc. *	1,170	49,468
Denny's Corp. *	887	15,593
Dine Brands Global, Inc. *	248	23,548
Domino's Pizza, Inc.	239	102,022
Everi Holdings, Inc. *	3,332	69,072
Expedia Group, Inc. *	1,365	241,537
Extended Stay America, Inc.	4,509	88,872
frontdoor, Inc. *	288	15,466
Graham Holdings Co., Class B	101	66,917
Grand Canyon Education, Inc. *	302	27,464
H&R Block, Inc.	4,087	101,439
Hilton Grand Vacations, Inc. *	1,236	56,522
Hilton Worldwide Holdings, Inc. *	1,466	183,646
Houghton Mifflin Harcourt Co. *	8,125	80,763
Hyatt Hotels Corp., Class A *	721	56,296
International Game Technology plc *	3,623	87,894
Jack in the Box, Inc.	566	64,298
Las Vegas Sands Corp. *	4,547	262,589
Laureate Education, Inc., Class A *	2,191	32,011
Marriott International, Inc., Class A *	1,965	282,135
Marriott Vacations Worldwide Corp. *	405	69,777
McDonald's Corp.	5,763	1,347,908
MGM Resorts International	7,318	313,723
Norwegian Cruise Line Holdings Ltd. *	6,557	209,168

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Papa John's International, Inc.	179	16,817
Penn National Gaming, Inc. *	718	58,854
Perdoceo Education Corp. *	723	8,813
Planet Fitness, Inc., Class A *	178	14,021
Red Robin Gourmet Burgers, Inc. *	1,231	44,144
Red Rock Resorts, Inc., Class A *	987	44,168
Regis Corp. *	1,675	15,310
Royal Caribbean Cruises Ltd. *	3,358	313,201
Ruth's Hospitality Group, Inc. *	708	17,091
Scientific Games Corp., Class A *	832	60,353
SeaWorld Entertainment, Inc. *	602	32,767
Service Corp. International	1,258	66,699
Six Flags Entertainment Corp. *	2,144	97,402
Starbucks Corp.	8,198	933,588
Strategic Education, Inc.	109	7,722
Stride, Inc. *	747	20,079
Terminix Global Holdings, Inc. *	707	34,883
Texas Roadhouse, Inc.	637	64,152
The Cheesecake Factory, Inc. *	1,363	80,172
The Wendy's Co.	2,678	62,183
Travel & Leisure Co.	1,784	116,228
Vail Resorts, Inc. *	202	66,030
WW International, Inc. *	445	17,489
Wyndham Hotels & Resorts, Inc.	610	45,787
Wynn Resorts Ltd. *	1,067	140,705
Yum China Holdings, Inc.	2,595	175,526
Yum! Brands, Inc.	2,933	351,872
		9,094,360

Diversified Financials 6.1%
Affiliated Managers Group, Inc.	949	155,636
AGNC Investment Corp.	3,508	65,038
Ally Financial, Inc.	12,429	679,991
American Express Co.	8,559	1,370,553
Ameriprise Financial, Inc.	1,972	512,404
Annaly Capital Management, Inc.	11,242	104,213
Apollo Commercial Real Estate Finance, Inc.	1,571	24,586
Apollo Global Management, Inc.	149	8,544
Arbor Realty Trust, Inc.	149	2,718
Ares Management Corp., Class A	41	2,262
Artisan Partners Asset Management, Inc., Class A	499	25,489
Berkshire Hathaway, Inc., Class B *	16,233	4,698,479
BGC Partners, Inc., Class A	5,114	30,173
BlackRock, Inc.	718	629,715
Blackstone Mortgage Trust, Inc., Class A	1,031	33,023
Blucora, Inc. *	133	2,306
Brightsphere Investment Group, Inc.	876	19,509
Cannae Holdings, Inc. *	619	22,191
Capital One Financial Corp.	12,351	1,985,794
Capstead Mortgage Corp.	2,202	14,203
Cboe Global Markets, Inc.	529	58,878
Chimera Investment Corp.	5,259	74,310
CME Group, Inc.	1,227	268,419
Cohen & Steers, Inc.	165	12,066
Colony Credit Real Estate, Inc.	218	2,060
Compass Diversified Holdings	1,084	28,130
Credit Acceptance Corp. *	73	32,665
Discover Financial Services	8,837	1,036,227
Donnelley Financial Solutions, Inc. *	986	29,393
Encore Capital Group, Inc. *	356	16,479
Enova International, Inc. *	694	26,282
Equitable Holdings, Inc.	5,035	159,861
Evercore, Inc., Class A	708	103,269
FactSet Research Systems, Inc.	113	37,783
Federated Hermes, Inc.	1,520	48,336
FirstCash, Inc.	455	36,273
Franklin Resources, Inc.	10,456	357,700
Security	Number of Shares	Value ($)
Green Dot Corp., Class A *	287	11,649
Houlihan Lokey, Inc.	252	18,872
Interactive Brokers Group, Inc., Class A	29	1,951
Intercontinental Exchange, Inc.	1,974	222,825
Invesco Ltd.	11,807	336,854
Invesco Mortgage Capital, Inc.	6,148	20,903
Janus Henderson Group plc	2,160	83,182
Jefferies Financial Group, Inc.	3,786	121,644
KKR & Co., Inc.	755	42,046
Ladder Capital Corp., Class A	2,050	23,985
Lazard Ltd., Class A	2,062	97,285
LPL Financial Holdings, Inc.	836	123,628
MarketAxess Holdings, Inc.	44	20,528
MFA Financial, Inc.	9,965	43,547
Moelis & Co., Class A	470	25,234
Moody's Corp.	526	176,394
Morgan Stanley	13,911	1,265,205
Morningstar, Inc.	81	19,115
MSCI, Inc.	170	79,582
Nasdaq, Inc.	494	82,725
Navient Corp.	12,563	229,526
Nelnet, Inc., Class A	268	20,239
New Residential Investment Corp.	9,793	103,610
New York Mortgage Trust, Inc.	4,658	21,054
Northern Trust Corp.	1,774	214,991
OneMain Holdings, Inc.	1,395	80,687
PennyMac Mortgage Investment Trust	1,243	24,363
Piper Sandler Cos.	144	18,354
PRA Group, Inc. *	508	19,776
PROG Holdings, Inc.	1,209	63,738
Raymond James Financial, Inc.	964	127,817
Redwood Trust, Inc.	2,192	24,397
S&P Global, Inc.	769	291,812
Santander Consumer USA Holdings, Inc.	2,930	111,047
SEI Investments Co.	1,163	73,781
SLM Corp.	3,973	80,453
Starwood Property Trust, Inc.	3,442	87,392
State Street Corp.	4,085	355,313
Stifel Financial Corp.	685	47,457
Synchrony Financial	19,203	910,414
T. Rowe Price Group, Inc.	2,191	419,248
The Bank of New York Mellon Corp.	13,906	724,224
The Carlyle Group, Inc.	115	5,019
The Charles Schwab Corp. (a)	6,259	462,227
The Goldman Sachs Group, Inc.	4,918	1,829,594
TPG RE Finance Trust, Inc.	191	2,491
Tradeweb Markets, Inc., Class A	35	2,932
Two Harbors Investment Corp.	4,619	33,211
Virtu Financial, Inc., Class A	69	2,101
Virtus Investment Partners, Inc.	69	19,405
Voya Financial, Inc.	2,868	187,911
WisdomTree Investments, Inc.	2,438	16,335
World Acceptance Corp. *	172	27,625
		22,170,656

Energy 8.2%
Alto Ingredients, Inc. *	2,951	19,683
Antero Resources Corp. *	17,486	225,744
APA Corp.	10,698	222,518
Arch Resources, Inc. *	1,009	57,584
Archrock, Inc.	2,448	22,522
Baker Hughes Co.	21,925	534,970
Cabot Oil & Gas Corp.	3,087	50,627
Callon Petroleum Co. *	1,136	43,702
Centennial Resource Development, Inc., Class A *	11,798	62,411
ChampionX Corp. *	1,903	50,430
Cheniere Energy, Inc. *	757	64,269

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chevron Corp.	41,453	4,302,407
Cimarex Energy Co.	1,051	71,205
CNX Resources Corp. *	3,945	53,731
ConocoPhillips	26,073	1,453,309
CONSOL Energy, Inc. *	3,752	57,556
Continental Resources, Inc.	1,488	48,464
Core Laboratories N.V.	906	37,871
CVR Energy, Inc.	1,284	26,643
Delek US Holdings, Inc.	3,825	85,259
Denbury, Inc. *	1,474	98,787
Devon Energy Corp.	11,533	306,317
DHT Holdings, Inc.	453	2,899
Diamond S Shipping, Inc. *	224	2,395
Diamondback Energy, Inc.	2,003	160,380
Dril-Quip, Inc. *	706	23,672
EOG Resources, Inc.	7,297	586,241
EQT Corp. *	2,309	48,212
Equitrans Midstream Corp.	3,676	30,290
Exxon Mobil Corp.	133,668	7,802,201
GasLog Ltd.	2,456	14,245
Golar LNG Ltd. *	456	5,791
Green Plains, Inc. *	2,368	75,516
Halliburton Co.	19,654	441,232
Helix Energy Solutions Group, Inc. *	3,546	18,546
Helmerich & Payne, Inc.	4,889	138,114
Hess Corp.	3,311	277,528
HollyFrontier Corp.	8,594	279,047
International Seaways, Inc.	605	12,124
Kinder Morgan, Inc.	34,413	631,134
Kosmos Energy Ltd. *	9,196	29,243
Liberty Oilfield Services, Inc., Class A *	1,255	18,775
Magnolia Oil & Gas Corp., Class A *	1,532	19,793
Marathon Oil Corp.	31,366	379,842
Marathon Petroleum Corp.	25,437	1,572,007
Matador Resources Co.	950	29,108
Murphy Oil Corp.	7,617	165,213
Nabors Industries Ltd. *	1,556	145,673
NexTier Oilfield Solutions, Inc. *	3,758	15,972
Nordic American Tankers Ltd.	3,626	12,618
NOV, Inc. *	21,426	345,387
Occidental Petroleum Corp.	36,440	945,982
Oceaneering International, Inc. *	8,884	126,775
Oil States International, Inc. *	6,086	39,133
ONEOK, Inc.	6,651	350,774
Ovintiv, Inc.	733	19,520
Par Pacific Holdings, Inc. *	1,389	19,335
Patterson-UTI Energy, Inc.	13,518	113,146
PBF Energy, Inc., Class A *	16,007	258,353
PDC Energy, Inc. *	1,568	66,201
Peabody Energy Corp. *	24,273	160,930
Phillips 66	19,268	1,622,751
Pioneer Natural Resources Co.	1,696	258,114
ProPetro Holding Corp. *	2,116	21,033
Range Resources Corp. *	4,183	56,721
Renewable Energy Group, Inc. *	624	38,108
Schlumberger N.V.	41,504	1,300,320
Scorpio Tankers, Inc.	1,081	24,193
SFL Corp., Ltd.	2,153	18,645
SM Energy Co.	12,904	256,790
Southwestern Energy Co. *	4,839	25,018
Targa Resources Corp.	6,665	259,002
Teekay Tankers Ltd., Class A *	760	11,423
The Williams Cos., Inc.	14,249	375,319
Transocean Ltd. *	51,790	195,766
US Silica Holdings, Inc. *	3,685	37,808
Valero Energy Corp.	22,346	1,796,618
World Fuel Services Corp.	7,932	243,750
		29,820,735

Security	Number of Shares	Value ($)
Food & Staples Retailing 2.5%
BJ's Wholesale Club Holdings, Inc. *	419	18,767
Casey's General Stores, Inc.	541	119,474
Costco Wholesale Corp.	3,631	1,373,498
Grocery Outlet Holding Corp. *	81	2,760
Ingles Markets, Inc., Class A	635	39,332
Performance Food Group Co. *	2,531	126,879
PriceSmart, Inc.	470	41,501
Rite Aid Corp. *	7,359	134,449
SpartanNash Co.	3,382	70,921
Sprouts Farmers Market, Inc. *	2,557	68,016
Sysco Corp.	6,050	490,050
The Andersons, Inc.	1,771	55,043
The Chefs' Warehouse, Inc. *	548	16,856
The Kroger Co.	26,103	965,289
United Natural Foods, Inc. *	5,672	215,309
US Foods Holding Corp. *	7,686	299,293
Walgreens Boots Alliance, Inc.	32,498	1,711,345
Walmart, Inc.	22,537	3,200,930
Weis Markets, Inc.	364	18,520
		8,968,232

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	26,873	1,322,689
Archer-Daniels-Midland Co.	19,779	1,315,897
B&G Foods, Inc. (b)	1,123	34,364
Brown-Forman Corp., Class B	990	79,556
Bunge Ltd.	7,405	642,902
Cal-Maine Foods, Inc.	619	21,609
Calavo Growers, Inc.	237	16,874
Campbell Soup Co.	1,695	82,496
Coca-Cola Consolidated, Inc.	37	14,982
Coca-Cola Europacific Partners plc	2,942	178,050
Conagra Brands, Inc.	4,135	157,544
Constellation Brands, Inc., Class A	964	231,090
Darling Ingredients, Inc. *	1,517	103,854
Flowers Foods, Inc.	2,688	64,754
Fresh Del Monte Produce, Inc.	1,781	59,610
General Mills, Inc.	6,012	377,914
Hormel Foods Corp.	2,403	116,642
Hostess Brands, Inc. *	817	12,811
Ingredion, Inc.	1,571	149,135
J&J Snack Foods Corp.	154	27,039
John B Sanfilippo & Son, Inc.	140	13,063
Kellogg Co.	2,607	170,732
Keurig Dr Pepper, Inc.	1,763	65,161
Lamb Weston Holdings, Inc.	603	49,741
Lancaster Colony Corp.	147	27,441
McCormick & Co., Inc. Non-Voting Shares	937	83,449
Molson Coors Beverage Co., Class B *	4,023	234,621
Mondelez International, Inc., Class A	14,493	920,740
Monster Beverage Corp. *	1,462	137,823
Nomad Foods Ltd. *	1,215	37,264
PepsiCo, Inc.	10,792	1,596,569
Philip Morris International, Inc.	16,384	1,579,909
Pilgrim's Pride Corp. *	1,527	36,709
Post Holdings, Inc. *	536	61,924
Sanderson Farms, Inc.	499	81,212
The Boston Beer Co., Inc., Class A *	26	27,512
The Coca-Cola Co.	26,573	1,469,221
The Hain Celestial Group, Inc. *	861	35,094
The Hershey Co.	961	166,301
The J.M. Smucker Co.	1,650	219,929
The Kraft Heinz Co.	9,807	427,487
TreeHouse Foods, Inc. *	1,084	52,802
Tyson Foods, Inc., Class A	7,010	557,295

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Universal Corp.	968	54,247
Vector Group Ltd.	2,077	28,559
		13,144,617

Health Care Equipment & Services 5.4%
Abbott Laboratories	6,431	750,176
ABIOMED, Inc. *	53	15,083
Acadia Healthcare Co., Inc. *	952	61,271
Addus HomeCare Corp. *	17	1,635
Align Technology, Inc. *	125	73,769
Allscripts Healthcare Solutions, Inc. *	1,957	34,032
Amedisys, Inc. *	91	23,512
AmerisourceBergen Corp.	2,600	298,324
AMN Healthcare Services, Inc. *	455	40,358
Anthem, Inc.	4,036	1,607,216
Avanos Medical, Inc. *	327	13,113
Baxter International, Inc.	3,122	256,379
Becton Dickinson & Co.	1,095	264,870
Boston Scientific Corp. *	3,871	164,711
Brookdale Senior Living, Inc. *	8,533	57,512
Cantel Medical Corp. *	279	22,691
Cardinal Health, Inc.	10,540	590,978
Centene Corp. *	5,400	397,440
Cerner Corp.	2,409	188,504
Change Healthcare, Inc. *	307	7,196
Chemed Corp.	81	39,799
Cigna Corp.	2,392	619,169
Community Health Systems, Inc. *	5,704	81,396
CONMED Corp.	154	21,204
Covetrus, Inc. *	1,985	55,064
CVS Health Corp.	29,461	2,546,609
Danaher Corp.	1,713	438,768
DaVita, Inc. *	1,922	230,775
DENTSPLY SIRONA, Inc.	1,956	130,895
Edwards Lifesciences Corp. *	1,026	98,393
Encompass Health Corp.	863	74,037
Envista Holdings Corp. *	386	16,845
Globus Medical, Inc., Class A *	281	20,249
Haemonetics Corp. *	194	10,953
HCA Healthcare, Inc.	3,595	772,170
Henry Schein, Inc. *	2,026	154,057
Hill-Rom Holdings, Inc.	405	45,068
Hologic, Inc. *	1,199	75,609
Humana, Inc.	1,758	769,477
ICU Medical, Inc. *	84	17,477
IDEXX Laboratories, Inc. *	69	38,510
Integer Holdings Corp. *	221	19,994
Integra LifeSciences Holdings Corp. *	255	17,608
Intuitive Surgical, Inc. *	191	160,856
Laboratory Corp. of America Holdings *	832	228,367
LHC Group, Inc. *	99	19,488
LivaNova plc *	224	18,713
Magellan Health, Inc. *	747	70,360
Masimo Corp. *	106	22,854
McKesson Corp.	4,812	925,781
MEDNAX, Inc. *	3,847	123,027
Medtronic plc	10,817	1,369,324
Merit Medical Systems, Inc. *	229	13,818
ModivCare, Inc. *	160	23,557
Molina Healthcare, Inc. *	457	114,871
National HealthCare Corp.	238	17,424
Natus Medical, Inc. *	74	1,983
Neogen Corp. *	137	12,646
NextGen Healthcare, Inc. *	655	10,755
NuVasive, Inc. *	342	23,324
Omnicell, Inc. *	135	18,765
Orthofix Medical, Inc. *	174	7,082
Owens & Minor, Inc.	3,475	155,367
Security	Number of Shares	Value ($)
Patterson Cos., Inc.	2,702	87,923
Premier, Inc., Class A	666	21,978
Quest Diagnostics, Inc.	1,623	213,700
ResMed, Inc.	386	79,458
Select Medical Holdings Corp.	1,525	61,107
STERIS plc	394	75,199
Stryker Corp.	1,390	354,825
Teleflex, Inc.	126	50,676
Tenet Healthcare Corp. *	3,203	214,313
The Cooper Cos., Inc.	167	65,706
The Ensign Group, Inc.	318	26,458
Triple-S Management Corp., Class B *	1,031	26,084
UnitedHealth Group, Inc.	7,771	3,201,030
Universal Health Services, Inc., Class B	1,544	246,469
US Physical Therapy, Inc.	14	1,629
Varex Imaging Corp. *	730	18,316
Veeva Systems, Inc., Class A *	59	17,189
West Pharmaceutical Services, Inc.	157	54,559
Zimmer Biomet Holdings, Inc.	1,146	192,906
		19,510,783

Household & Personal Products 1.1%
Central Garden & Pet Co. *	101	5,548
Central Garden & Pet Co., Class A *	412	20,785
Church & Dwight Co., Inc.	1,414	121,222
Colgate-Palmolive Co.	5,443	456,015
Coty, Inc., Class A *	8,503	75,762
Edgewell Personal Care Co.	1,378	62,534
Energizer Holdings, Inc.	424	19,521
Herbalife Nutrition Ltd. *	874	45,946
Inter Parfums, Inc.	24	1,836
Kimberly-Clark Corp.	2,183	285,165
Medifast, Inc.	61	20,267
Nu Skin Enterprises, Inc., Class A	1,218	73,275
Spectrum Brands Holdings, Inc.	499	44,356
The Clorox Co.	662	116,995
The Estee Lauder Cos., Inc., Class A	819	251,040
The Procter & Gamble Co.	17,935	2,418,535
USANA Health Sciences, Inc. *	195	20,619
WD-40 Co.	54	13,219
		4,052,640

Insurance 3.7%
Aflac, Inc.	11,832	670,638
Alleghany Corp. *	169	121,100
Ambac Financial Group, Inc. *	947	14,290
American Equity Investment Life Holding Co.	1,876	57,218
American Financial Group, Inc.	933	124,145
American International Group, Inc.	38,334	2,025,569
American National Group, Inc.	133	19,953
AMERISAFE, Inc.	224	14,679
Aon plc, Class A	1,744	441,877
Arch Capital Group Ltd. *	2,559	102,079
Argo Group International Holdings Ltd.	541	29,019
Arthur J. Gallagher & Co.	932	136,641
Assurant, Inc.	548	88,310
Assured Guaranty Ltd.	3,617	172,278
Athene Holding Ltd., Class A *	1,553	97,264
Axis Capital Holdings Ltd.	1,408	75,525
Brighthouse Financial, Inc. *	834	40,582
Brown & Brown, Inc.	1,140	59,873
Chubb Ltd.	3,991	678,430
Cincinnati Financial Corp.	1,499	182,443
CNA Financial Corp.	538	25,722
CNO Financial Group, Inc.	3,975	105,576
Employers Holdings, Inc.	408	17,218
Enstar Group Ltd. *	66	16,757

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Everest Re Group Ltd.	544	141,418
Fidelity National Financial, Inc.	3,872	181,945
First American Financial Corp.	1,579	101,546
Genworth Financial, Inc., Class A *	21,856	91,795
Globe Life, Inc.	1,168	123,131
Horace Mann Educators Corp.	343	13,675
James River Group Holdings Ltd.	375	13,095
Kemper Corp.	479	35,863
Lincoln National Corp.	4,798	334,852
Loews Corp.	5,184	302,642
Markel Corp. *	80	98,039
Marsh & McLennan Cos., Inc.	3,274	452,958
MBIA, Inc. *	2,960	29,570
Mercury General Corp.	431	27,412
MetLife, Inc.	15,015	981,380
Old Republic International Corp.	4,894	128,516
Primerica, Inc.	411	66,668
Principal Financial Group, Inc.	4,302	281,308
ProAssurance Corp.	2,460	59,901
Prudential Financial, Inc.	9,246	989,045
Reinsurance Group of America, Inc.	1,127	142,036
RenaissanceRe Holdings Ltd.	301	46,390
RLI Corp.	215	22,678
Safety Insurance Group, Inc.	184	15,660
Selective Insurance Group, Inc.	489	36,807
SiriusPoint Ltd. *	207	2,178
Stewart Information Services Corp.	619	37,357
The Allstate Corp.	5,645	771,163
The Hanover Insurance Group, Inc.	503	70,163
The Hartford Financial Services Group, Inc.	5,953	389,029
The Progressive Corp.	3,703	366,893
The Travelers Cos., Inc.	7,070	1,129,079
United Fire Group, Inc.	413	12,658
Universal Insurance Holdings, Inc.	901	12,704
Unum Group	6,567	203,380
W.R. Berkley Corp.	1,446	112,774
White Mountains Insurance Group Ltd.	46	54,895
Willis Towers Watson plc	611	159,691
		13,357,480

Materials 4.1%
AdvanSix, Inc. *	1,134	35,902
Air Products and Chemicals, Inc.	1,064	318,838
Albemarle Corp.	919	153,547
Alcoa Corp. *	10,340	410,188
Allegheny Technologies, Inc. *	2,974	72,833
AptarGroup, Inc.	436	64,227
Arconic Corp. *	2,193	79,321
Ashland Global Holdings, Inc.	757	71,794
Avery Dennison Corp.	745	164,295
Avient Corp.	1,316	68,406
Axalta Coating Systems Ltd. *	2,002	64,945
Balchem Corp.	152	19,912
Ball Corp.	1,409	115,763
Berry Global Group, Inc. *	1,402	95,630
Cabot Corp.	1,076	68,412
Carpenter Technology Corp.	1,452	69,580
Celanese Corp.	1,496	247,513
Century Aluminum Co. *	1,425	19,394
CF Industries Holdings, Inc.	3,858	205,130
Clearwater Paper Corp. *	603	17,204
Cleveland-Cliffs, Inc. *	6,263	126,012
Commercial Metals Co.	3,249	102,246
Compass Minerals International, Inc.	509	35,579
Constellium SE *	1,533	27,379
Corteva, Inc.	4,942	224,861
Crown Holdings, Inc.	927	95,703
Domtar Corp. *	3,262	176,898
Security	Number of Shares	Value ($)
Dow, Inc.	5,553	379,936
DuPont de Nemours, Inc.	12,855	1,087,404
Eagle Materials, Inc. *	463	67,950
Eastman Chemical Co.	2,597	325,664
Ecolab, Inc.	1,433	308,210
Element Solutions, Inc.	1,658	38,781
Ferro Corp. *	981	21,190
FMC Corp.	407	47,493
Freeport-McMoRan, Inc.	10,539	450,226
GCP Applied Technologies, Inc. *	641	15,628
Glatfelter Corp.	1,007	14,863
Graphic Packaging Holding Co.	4,964	87,764
Greif, Inc., Class A	628	38,754
H.B. Fuller Co.	613	42,371
Hawkins, Inc.	60	2,041
Hecla Mining Co.	3,039	27,351
Huntsman Corp.	4,966	140,935
Ingevity Corp. *	296	24,364
Innospec, Inc.	279	28,210
International Flavors & Fragrances, Inc.	675	95,627
International Paper Co.	8,694	548,591
Kaiser Aluminum Corp.	354	45,804
Koppers Holdings, Inc. *	364	12,620
Kraton Corp. *	947	32,151
Linde plc	2,934	881,960
Livent Corp. *	906	17,676
Louisiana-Pacific Corp.	1,533	103,033
LyondellBasell Industries N.V., Class A	7,416	835,190
Martin Marietta Materials, Inc.	466	169,461
Materion Corp.	345	27,203
Minerals Technologies, Inc.	537	46,719
Myers Industries, Inc.	572	12,601
Neenah, Inc.	356	18,843
NewMarket Corp.	85	29,175
Newmont Corp.	3,166	232,638
Nucor Corp.	8,272	848,211
O-I Glass, Inc. *	7,282	134,207
Olin Corp.	4,921	240,588
Orion Engineered Carbons S.A. *	1,511	30,583
Packaging Corp. of America	1,207	179,421
PPG Industries, Inc.	2,942	528,736
Quaker Chemical Corp.	50	12,127
Reliance Steel & Aluminum Co.	1,653	277,820
Royal Gold, Inc.	172	21,288
RPM International, Inc.	968	90,537
Schnitzer Steel Industries, Inc., Class A	1,252	68,209
Schweitzer-Mauduit International, Inc.	591	24,178
Sealed Air Corp.	2,797	159,037
Sensient Technologies Corp.	471	40,859
Silgan Holdings, Inc.	1,051	44,279
Sonoco Products Co.	1,508	101,820
Southern Copper Corp.	570	39,752
Steel Dynamics, Inc.	5,049	315,209
Stepan Co.	251	33,800
Summit Materials, Inc., Class A *	1,576	54,876
SunCoke Energy, Inc.	3,648	27,469
The Chemours Co.	3,940	141,564
The Mosaic Co.	12,703	459,086
The Scotts Miracle-Gro Co.	224	48,691
The Sherwin-Williams Co.	918	260,281
Tredegar Corp.	170	2,591
Trinseo S.A.	1,433	93,059
Tronox Holdings plc, Class A	1,660	38,977
United States Steel Corp.	13,038	338,075
US Concrete, Inc. *	416	23,708
Valvoline, Inc.	1,097	36,201
Verso Corp., Class A	2,294	39,021
Vulcan Materials Co.	781	143,173
W.R. Grace & Co.	677	46,388

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Warrior Met Coal, Inc.	2,705	49,501
Westlake Chemical Corp.	602	60,724
Westrock Co.	7,694	448,714
Worthington Industries, Inc.	785	52,100
		14,964,799

Media & Entertainment 4.4%
Activision Blizzard, Inc.	2,533	246,334
Alphabet, Inc., Class A *	903	2,128,236
Alphabet, Inc., Class C *	897	2,163,169
Altice USA, Inc., Class A *	4,154	149,793
AMC Entertainment Holdings, Inc., Class A *(b)	4,812	125,689
AMC Networks, Inc., Class A *	1,389	74,562
Cable One, Inc.	14	25,418
Cars.com, Inc. *	2,179	31,835
Charter Communications, Inc., Class A *	983	682,723
Cinemark Holdings, Inc. *	3,514	79,627
Comcast Corp., Class A	46,740	2,680,072
Discovery, Inc., Class A *(b)	1,821	58,472
Discovery, Inc., Class C *	4,126	123,986
DISH Network Corp., Class A *	3,228	140,483
Electronic Arts, Inc.	1,432	204,676
Facebook, Inc., Class A *	5,419	1,781,388
Fox Corp., Class A	4,805	179,467
Fox Corp., Class B	2,212	80,251
Gannett Co., Inc. *	10,471	53,716
Gray Television, Inc.	1,246	28,982
iHeartMedia, Inc., Class A *	2,545	59,069
IMAX Corp. *	97	2,096
John Wiley & Sons, Inc., Class A	863	54,697
Liberty Media Corp. - Liberty Formula One, Class C *	686	30,630
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,971	86,054
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,805	165,556
Liberty TripAdvisor Holdings, Inc., Class A *	3,141	14,951
Lions Gate Entertainment Corp., Class A *	931	18,136
Lions Gate Entertainment Corp., Class B *	1,963	34,117
Live Nation Entertainment, Inc. *	511	46,046
Madison Square Garden Entertainment Corp. *	96	8,566
Madison Square Garden Sports Corp. *	83	15,358
Match Group, Inc. *	92	13,191
Meredith Corp. *	1,431	48,196
MSG Networks, Inc., Class A *	810	12,490
National CineMedia, Inc.	3,640	17,618
Netflix, Inc. *	173	86,986
News Corp., Class A	5,992	161,724
News Corp., Class B	1,905	48,939
Nexstar Media Group, Inc., Class A	404	61,372
Omnicom Group, Inc.	3,341	274,764
Scholastic Corp.	1,005	33,848
Sinclair Broadcast Group, Inc., Class A	1,705	57,441
Sirius XM Holdings, Inc.	6,584	41,150
Spotify Technology S.A. *	70	16,910
Take-Two Interactive Software, Inc. *	234	43,421
TEGNA, Inc.	3,620	70,192
The E.W. Scripps Co., Class A	800	16,968
The Interpublic Group of Cos., Inc.	5,245	176,704
The Marcus Corp. *	679	14,334
The New York Times Co., Class A	587	25,135
The Walt Disney Co. *	14,114	2,521,466
TripAdvisor, Inc. *	1,208	52,488
Twitter, Inc. *	952	55,216
ViacomCBS, Inc., Class B	11,362	481,976
Security	Number of Shares	Value ($)
World Wrestling Entertainment, Inc., Class A	45	2,513
Yandex N.V., Class A *	649	43,834
Yelp, Inc. *	673	26,994
Zynga, Inc., Class A *	2,146	23,263
		16,003,288

Pharmaceuticals, Biotechnology & Life Sciences 4.8%
AbbVie, Inc.	15,935	1,803,842
Agilent Technologies, Inc.	1,253	173,077
Alexion Pharmaceuticals, Inc. *	913	161,190
Alkermes plc *	608	13,783
Amgen, Inc.	5,698	1,355,782
Avantor, Inc. *	164	5,273
Bio-Rad Laboratories, Inc., Class A *	56	33,733
Bio-Techne Corp.	69	28,554
Biogen, Inc. *	1,537	411,117
BioMarin Pharmaceutical, Inc. *	187	14,455
Bristol-Myers Squibb Co.	11,018	724,103
Bruker Corp.	476	33,053
Catalent, Inc. *	323	33,860
Charles River Laboratories International, Inc. *	139	46,981
Elanco Animal Health, Inc. *	1,874	67,427
Eli Lilly & Co.	2,987	596,623
Emergent BioSolutions, Inc. *	136	8,248
Exelixis, Inc. *	185	4,172
Gilead Sciences, Inc.	24,171	1,597,945
Horizon Therapeutics plc *	145	13,291
ICON plc *	308	68,918
Illumina, Inc. *	229	92,892
Incyte Corp. *	203	17,007
IQVIA Holdings, Inc. *	1,240	297,798
Jazz Pharmaceuticals plc *	486	86,571
Johnson & Johnson	20,044	3,392,447
Ligand Pharmaceuticals, Inc. *	13	1,530
Medpace Holdings, Inc. *	15	2,506
Merck & Co., Inc.	22,612	1,716,025
Mettler-Toledo International, Inc. *	86	111,882
Myriad Genetics, Inc. *	1,476	42,287
PDL BioPharma, Inc. *(c)	5,139	12,693
PerkinElmer, Inc.	410	59,479
Perrigo Co., plc	1,608	74,193
Pfizer, Inc.	71,053	2,751,883
PPD, Inc. *	141	6,503
PRA Health Sciences, Inc. *	248	42,388
Prestige Consumer Healthcare, Inc. *	451	22,491
Regeneron Pharmaceuticals, Inc. *	254	127,617
Royalty Pharma plc, Class A	38	1,525
Syneos Health, Inc. *	334	29,359
Thermo Fisher Scientific, Inc.	1,143	536,638
United Therapeutics Corp. *	662	123,066
Vertex Pharmaceuticals, Inc. *	127	26,496
Viatris, Inc.	17,398	265,146
Waters Corp. *	450	145,012
Zoetis, Inc.	1,020	180,214
		17,361,075

Real Estate 2.7%
Acadia Realty Trust	1,005	21,809
Alexander & Baldwin, Inc.	1,791	34,405
Alexandria Real Estate Equities, Inc.	348	62,034
American Assets Trust, Inc.	412	15,059
American Campus Communities, Inc.	1,296	61,119
American Finance Trust, Inc.	1,570	14,287
American Homes 4 Rent, Class A	1,019	38,793
American Tower Corp.	1,135	289,947
Americold Realty Trust	515	19,580
Apartment Income REIT Corp.	1,295	60,321

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Apple Hospitality REIT, Inc.	4,938	78,366
AvalonBay Communities, Inc.	815	168,656
Boston Properties, Inc.	1,534	180,337
Brandywine Realty Trust	2,700	37,962
Brixmor Property Group, Inc.	4,896	111,188
Brookfield Property REIT, Inc., Class A	1,392	26,086
Camden Property Trust	592	74,225
CareTrust REIT, Inc.	85	1,979
CBRE Group, Inc., Class A *	3,286	288,445
Centerspace	141	10,038
Chatham Lodging Trust *	1,527	20,111
Colony Capital, Inc. *	22,133	152,054
Columbia Property Trust, Inc.	2,132	37,289
CoreSite Realty Corp.	128	15,520
Corporate Office Properties Trust	1,094	30,194
Cousins Properties, Inc.	645	23,923
Crown Castle International Corp.	1,566	296,757
CubeSmart	1,047	45,848
Cushman & Wakefield plc *	885	16,824
CyrusOne, Inc.	408	30,090
DiamondRock Hospitality Co. *	4,816	46,619
Digital Realty Trust, Inc.	970	147,013
Diversified Healthcare Trust	15,432	56,018
Douglas Emmett, Inc.	1,169	40,588
Duke Realty Corp.	1,547	71,874
Easterly Government Properties, Inc.	89	1,845
EastGroup Properties, Inc.	124	19,602
Empire State Realty Trust, Inc., Class A	2,707	32,024
EPR Properties *	900	44,235
Equinix, Inc.	246	181,233
Equity Commonwealth	824	22,611
Equity LifeStyle Properties, Inc.	618	43,791
Equity Residential	2,705	209,502
Essex Property Trust, Inc.	334	98,627
Extra Space Storage, Inc.	538	80,598
Federal Realty Investment Trust	569	65,059
First Industrial Realty Trust, Inc.	522	26,434
Gaming & Leisure Properties, Inc.	1,186	54,983
Global Net Lease, Inc.	835	16,316
Healthcare Realty Trust, Inc.	898	27,245
Healthcare Trust of America, Inc., Class A	1,241	34,016
Healthpeak Properties, Inc.	4,119	137,492
Hersha Hospitality Trust *	1,970	21,178
Highwoods Properties, Inc.	1,049	47,918
Host Hotels & Resorts, Inc. *	15,655	268,796
Hudson Pacific Properties, Inc.	1,246	36,122
Independence Realty Trust, Inc.	170	2,904
Industrial Logistics Properties Trust	113	2,832
Invitation Homes, Inc.	1,822	66,084
Iron Mountain, Inc.	4,592	199,936
iStar, Inc.	1,019	17,129
JBG SMITH Properties	699	22,515
Jones Lang LaSalle, Inc. *	951	192,340
Kennedy-Wilson Holdings, Inc.	1,294	25,673
Kilroy Realty Corp.	676	47,462
Kimco Realty Corp.	4,747	101,159
Kite Realty Group Trust	1,627	34,492
Lamar Advertising Co., Class A	767	80,397
Lexington Realty Trust	2,332	28,870
Life Storage, Inc.	409	40,671
LTC Properties, Inc.	275	10,775
Mack-Cali Realty Corp.	1,415	24,154
Marcus & Millichap, Inc. *	282	11,083
Medical Properties Trust, Inc.	1,872	39,630
Mid-America Apartment Communities, Inc.	625	100,437
National Health Investors, Inc.	241	15,884
National Retail Properties, Inc.	914	42,364
New Senior Investment Group, Inc.	3,164	20,977
Newmark Group, Inc., Class A	1,730	22,317
Security	Number of Shares	Value ($)
Office Properties Income Trust	765	22,361
Omega Healthcare Investors, Inc.	1,497	54,820
Outfront Media, Inc. *	3,094	74,070
Paramount Group, Inc.	3,110	34,148
Park Hotels & Resorts, Inc. *	7,507	156,071
Pebblebrook Hotel Trust	1,758	39,291
Physicians Realty Trust	945	17,133
Piedmont Office Realty Trust, Inc., Class A	2,177	40,253
PotlatchDeltic Corp.	455	27,391
Preferred Apartment Communities, Inc., Class A	1,268	12,439
Prologis, Inc.	1,629	191,961
PS Business Parks, Inc.	119	18,440
Public Storage	643	181,635
QTS Realty Trust, Inc., Class A	239	15,148
Rayonier, Inc.	1,289	49,227
Realogy Holdings Corp. *	9,964	176,462
Realty Income Corp.	1,223	83,653
Regency Centers Corp.	1,116	72,094
Retail Opportunity Investments Corp.	1,215	21,700
Retail Properties of America, Inc., Class A	4,857	58,527
Rexford Industrial Realty, Inc.	49	2,706
RLJ Lodging Trust	4,465	68,627
RPT Realty	2,019	25,742
Ryman Hospitality Properties, Inc. *	598	44,796
Sabra Health Care REIT, Inc.	1,453	25,384
SBA Communications Corp.	152	45,314
Seritage Growth Properties, Class A *	727	12,272
Service Properties Trust	8,827	110,867
Simon Property Group, Inc.	4,037	518,714
SITE Centers Corp.	4,038	60,449
SL Green Realty Corp.	1,544	122,316
Spirit Realty Capital, Inc.	905	42,770
STAG Industrial, Inc.	494	17,641
STORE Capital Corp.	858	29,515
Summit Hotel Properties, Inc. *	2,315	22,247
Sun Communities, Inc.	305	51,063
Sunstone Hotel Investors, Inc. *	4,899	61,531
Tanger Factory Outlet Centers, Inc.	3,197	56,043
Terreno Realty Corp.	41	2,608
The GEO Group, Inc.	4,924	25,556
The Howard Hughes Corp. *	291	30,797
The Macerich Co.	7,195	114,472
UDR, Inc.	1,513	72,064
Uniti Group, Inc.	4,474	48,588
Urban Edge Properties	1,547	29,934
Ventas, Inc.	4,862	269,598
VEREIT, Inc.	2,596	123,492
VICI Properties, Inc.	1,556	48,438
Vornado Realty Trust	2,359	111,534
Washington Prime Group, Inc. *(b)	5,894	13,085
Washington Real Estate Investment Trust	869	20,552
Weingarten Realty Investors	1,524	49,941
Welltower, Inc.	4,302	321,661
Weyerhaeuser Co.	9,900	375,804
WP Carey, Inc.	865	65,264
Xenia Hotels & Resorts, Inc. *	3,041	59,026
		9,692,305

Retailing 6.0%
Abercrombie & Fitch Co., Class A *	3,789	161,790
Advance Auto Parts, Inc.	847	160,701
Amazon.com, Inc. *	442	1,424,597
America's Car-Mart, Inc. *	13	2,137
American Eagle Outfitters, Inc.	5,896	208,895
Asbury Automotive Group, Inc. *	511	101,326
At Home Group, Inc. *	871	32,697
AutoNation, Inc. *	1,659	169,434

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AutoZone, Inc. *	105	147,693
Bed Bath & Beyond, Inc. *	17,603	492,708
Best Buy Co., Inc.	3,852	447,757
Big 5 Sporting Goods Corp. (b)	4,013	123,400
Big Lots, Inc.	1,567	95,493
Boot Barn Holdings, Inc. *	33	2,521
Burlington Stores, Inc. *	255	82,459
Caleres, Inc.	3,300	82,764
CarMax, Inc. *	1,895	218,285
Chico's FAS, Inc. *	30,634	142,448
Citi Trends, Inc. *	452	37,670
Conn's, Inc. *	1,174	27,225
Core-Mark Holding Co., Inc.	3,109	142,579
Designer Brands, Inc., Class A *	6,312	110,397
Dick's Sporting Goods, Inc.	1,976	192,719
Dillard's, Inc., Class A	1,242	163,832
Dollar General Corp.	2,220	450,571
Dollar Tree, Inc. *	2,358	229,905
eBay, Inc.	7,861	478,578
Etsy, Inc. *	10	1,647
Express, Inc. *	22,313	95,723
Five Below, Inc. *	163	30,012
Floor & Decor Holdings, Inc., Class A *	156	15,336
Foot Locker, Inc.	4,453	281,830
GameStop Corp., Class A *	15,134	3,359,748
Genesco, Inc. *	1,618	88,990
Genuine Parts Co.	2,117	277,581
Group 1 Automotive, Inc.	751	119,769
Groupon, Inc. *	824	38,934
GrubHub, Inc. *	207	12,443
Guess?, Inc.	2,164	63,557
Haverty Furniture Cos., Inc.	618	28,391
Hibbett Sports, Inc. *	690	58,484
Kohl's Corp.	14,310	794,062
L Brands, Inc. *	6,065	423,762
Lithia Motors, Inc., Class A	310	109,117
LKQ Corp. *	3,946	201,088
Lowe's Cos., Inc.	6,286	1,224,701
Macy's, Inc. *	44,847	819,803
MarineMax, Inc. *	418	21,498
MercadoLibre, Inc. *	12	16,304
Monro, Inc.	402	25,061
Murphy USA, Inc.	831	112,027
National Vision Holdings, Inc. *	470	23,345
Nordstrom, Inc. *	6,979	234,076
O'Reilly Automotive, Inc. *	538	287,895
Ollie's Bargain Outlet Holdings, Inc. *	193	16,683
Overstock.com, Inc. *	840	71,761
Party City Holdco, Inc. *	10,052	92,780
Penske Automotive Group, Inc.	1,199	102,622
PetMed Express, Inc.	61	1,763
Pool Corp.	135	58,934
Qurate Retail, Inc., Class A	22,988	313,326
Rent-A-Center, Inc.	412	25,466
RH *	31	19,873
Ross Stores, Inc.	2,595	327,982
Sally Beauty Holdings, Inc. *	3,944	86,019
Shoe Carnival, Inc.	389	26,261
Signet Jewelers Ltd. *	4,137	250,619
Sleep Number Corp. *	368	41,028
Sonic Automotive, Inc., Class A	943	45,481
Stamps.com, Inc. *	70	13,138
Target Corp.	6,762	1,534,433
The Buckle, Inc.	972	40,941
The Children's Place, Inc. *	705	65,558
The Gap, Inc.	11,695	391,198
The Home Depot, Inc.	6,911	2,203,987
The ODP Corp. *	3,745	163,806
The TJX Cos., Inc.	11,675	788,530
Security	Number of Shares	Value ($)
Tractor Supply Co.	1,048	190,422
TravelCenters of America, Inc. *	186	5,323
Ulta Beauty, Inc. *	377	130,201
Urban Outfitters, Inc. *	2,809	110,000
Williams-Sonoma, Inc.	911	154,451
Zumiez, Inc. *	482	21,121
		21,989,472

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc. *	409	32,753
Ambarella, Inc. *	144	14,455
Amkor Technology, Inc.	2,091	44,120
Analog Devices, Inc.	1,476	242,950
Applied Materials, Inc.	6,871	949,091
Broadcom, Inc.	1,689	797,765
Brooks Automation, Inc.	216	22,051
Cirrus Logic, Inc. *	582	45,437
CMC Materials, Inc.	100	15,433
Cree, Inc. *	579	57,906
Diodes, Inc. *	283	21,415
Entegris, Inc.	352	40,286
First Solar, Inc. *	720	54,799
FormFactor, Inc. *	50	1,762
Intel Corp.	55,547	3,172,845
KLA Corp.	758	240,203
Kulicke & Soffa Industries, Inc.	685	35,551
Lam Research Corp.	724	470,491
Marvell Technology, Inc.	1,762	85,105
Maxim Integrated Products, Inc.	1,507	153,729
Microchip Technology, Inc.	922	144,708
Micron Technology, Inc. *	12,855	1,081,620
MKS Instruments, Inc.	322	60,610
Monolithic Power Systems, Inc.	52	17,842
NVIDIA Corp.	669	434,703
NXP Semiconductor N.V.	2,228	471,044
ON Semiconductor Corp. *	3,727	149,229
Photronics, Inc. *	1,147	15,530
Power Integrations, Inc.	226	18,575
Qorvo, Inc. *	883	161,342
QUALCOMM, Inc.	10,470	1,408,634
Semtech Corp. *	244	15,372
Silicon Laboratories, Inc. *	153	20,894
Skyworks Solutions, Inc.	1,254	213,180
SolarEdge Technologies, Inc. *	11	2,838
Synaptics, Inc. *	362	45,731
Teradyne, Inc.	700	92,645
Texas Instruments, Inc.	6,134	1,164,356
Ultra Clean Holdings, Inc. *	325	18,307
Universal Display Corp.	11	2,374
Xilinx, Inc.	1,251	158,877
		12,196,558

Software & Services 5.3%
Accenture plc, Class A	3,144	887,111
ACI Worldwide, Inc. *	707	27,050
Adobe, Inc. *	596	300,730
Akamai Technologies, Inc. *	937	107,015
Alliance Data Systems Corp.	2,476	299,720
Amdocs Ltd.	1,866	145,735
ANSYS, Inc. *	188	63,533
Aspen Technology, Inc. *	216	29,478
Autodesk, Inc. *	225	64,318
Automatic Data Processing, Inc.	2,250	441,045
Avaya Holdings Corp. *	709	20,334
Black Knight, Inc. *	459	33,686
Blackbaud, Inc. *	198	13,997
Broadridge Financial Solutions, Inc.	619	98,718

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	577	73,273
Cardtronics plc, Class A *	532	20,711
CDK Global, Inc.	1,423	74,480
Cerence, Inc. *	255	24,258
Check Point Software Technologies Ltd. *	737	86,214
Citrix Systems, Inc.	894	102,774
Cognizant Technology Solutions Corp., Class A	6,378	456,410
Cognyte Software Ltd. *	335	8,623
CommVault Systems, Inc. *	341	25,974
Concentrix Corp. *	670	102,322
Conduent, Inc. *	15,484	117,369
CSG Systems International, Inc.	401	17,660
Dolby Laboratories, Inc., Class A	336	32,773
Dropbox, Inc., Class A *	139	3,802
DXC Technology Co. *	13,604	515,864
Ebix, Inc.	428	11,727
Envestnet, Inc. *	29	2,087
EPAM Systems, Inc. *	90	42,984
Euronet Worldwide, Inc. *	304	45,491
EVERTEC, Inc.	364	15,845
ExlService Holdings, Inc. *	214	21,824
Fair Isaac Corp. *	69	34,918
Fidelity National Information Services, Inc.	1,816	270,548
Fiserv, Inc. *	1,793	206,554
FleetCor Technologies, Inc. *	344	94,407
Fortinet, Inc. *	159	34,748
Gartner, Inc. *	332	76,971
Genpact Ltd.	1,653	75,608
Global Payments, Inc.	485	93,949
Globant S.A. *	10	2,179
GoDaddy, Inc., Class A *	206	16,678
Guidewire Software, Inc. *	24	2,346
InterDigital, Inc.	451	36,432
International Business Machines Corp.	17,610	2,531,261
Intuit, Inc.	712	312,632
j2 Global, Inc. *	375	46,699
Jack Henry & Associates, Inc.	368	56,727
LiveRamp Holdings, Inc. *	552	27,732
Manhattan Associates, Inc. *	280	38,074
Mastercard, Inc., Class A	1,885	679,693
MAXIMUS, Inc.	731	67,742
Microsoft Corp.	22,132	5,525,918
MicroStrategy, Inc., Class A *	52	24,440
NortonLifeLock, Inc.	9,007	249,134
Nuance Communications, Inc. *	648	34,279
Oracle Corp.	23,105	1,819,288
Pagseguro Digital Ltd., Class A *	46	2,259
Palo Alto Networks, Inc. *	51	18,526
Paychex, Inc.	1,853	187,412
Paycom Software, Inc. *	30	9,888
PayPal Holdings, Inc. *	1,575	409,531
Pegasystems, Inc.	71	8,388
Perficient, Inc. *	233	16,680
Progress Software Corp.	412	18,363
PTC, Inc. *	225	30,181
Sabre Corp. *	7,248	100,385
salesforce.com, Inc. *	642	152,860
ServiceNow, Inc. *	6	2,843
Splunk, Inc. *	24	2,909
Square, Inc., Class A *	78	17,357
SS&C Technologies Holdings, Inc.	648	47,868
Sykes Enterprises, Inc. *	693	29,051
Synopsys, Inc. *	310	78,845
Teradata Corp. *	2,616	125,228
The Western Union Co.	5,970	146,086
Tyler Technologies, Inc. *	50	20,158
Unisys Corp. *	813	20,902
Verint Systems, Inc. *	335	15,447
VeriSign, Inc. *	262	57,619
Security	Number of Shares	Value ($)
Visa, Inc., Class A	4,293	975,799
VMware, Inc., Class A *(b)	315	49,735
Vonage Holdings Corp. *	1,225	16,880
WEX, Inc. *	162	31,737
Workday, Inc., Class A *	10	2,287
Xperi Holding Corp.	1,772	37,956
		19,327,072

Technology Hardware & Equipment 6.4%
3D Systems Corp. *	1,001	29,439
ADTRAN, Inc.	1,238	24,525
Advanced Energy Industries, Inc.	218	22,238
Amphenol Corp., Class A	2,975	200,098
Apple Inc.	95,660	11,920,193
Arista Networks, Inc. *	103	34,956
Arrow Electronics, Inc. *	2,691	323,808
Avnet, Inc.	9,082	400,153
Badger Meter, Inc.	141	13,475
Belden, Inc.	865	43,769
Benchmark Electronics, Inc.	1,850	57,257
CDW Corp.	1,085	179,481
Ciena Corp. *	825	43,618
Cisco Systems, Inc.	52,996	2,803,488
Cognex Corp.	389	30,883
Coherent, Inc. *	209	54,885
CommScope Holding Co., Inc. *	5,332	108,293
Comtech Telecommunications Corp.	498	12,594
Corning, Inc.	16,741	730,410
CTS Corp.	383	14,650
Dell Technologies, Inc., Class C *	1,040	102,586
EchoStar Corp., Class A *	899	23,815
ePlus, Inc. *	262	24,777
F5 Networks, Inc. *	677	125,536
Fabrinet *	282	25,293
Flex Ltd. *	12,917	235,994
Hewlett Packard Enterprise Co.	60,349	963,170
HP, Inc.	20,736	606,113
II-VI, Inc. *	342	23,041
Insight Enterprises, Inc. *	827	86,405
IPG Photonics Corp. *	166	34,737
Itron, Inc. *	243	23,170
Jabil, Inc.	4,187	236,356
Juniper Networks, Inc.	8,580	225,911
Keysight Technologies, Inc. *	422	60,084
Knowles Corp. *	1,118	22,964
Littelfuse, Inc.	137	35,790
Lumentum Holdings, Inc. *	201	16,355
Methode Electronics, Inc.	561	27,141
Motorola Solutions, Inc.	1,457	299,137
National Instruments Corp.	1,030	42,024
NCR Corp. *	2,759	132,984
NetApp, Inc.	4,029	311,724
NETGEAR, Inc. *	466	18,118
NetScout Systems, Inc. *	1,414	41,572
Novanta, Inc. *	18	2,501
OSI Systems, Inc. *	195	18,790
PC Connection, Inc.	392	19,126
Plantronics, Inc. *	1,066	34,965
Plexus Corp. *	510	50,393
Rogers Corp. *	130	24,355
Sanmina Corp. *	2,535	106,749
ScanSource, Inc. *	1,506	45,978
Seagate Technology Holdings plc	5,248	502,496
Stratasys Ltd. *	566	13,069
Super Micro Computer, Inc. *	822	28,556
SYNNEX Corp.	768	97,229
TE Connectivity Ltd.	3,129	424,543
Trimble, Inc. *	1,091	84,869

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TTM Technologies, Inc. *	2,375	35,981
ViaSat, Inc. *	653	34,727
Viavi Solutions, Inc. *	842	14,760
Vishay Intertechnology, Inc.	2,396	57,672
Western Digital Corp. *	7,882	592,963
Xerox Holdings Corp.	6,445	151,135
Zebra Technologies Corp., Class A *	133	66,108
		23,199,975

Telecommunication Services 2.7%
AT&T, Inc.	154,154	4,536,752
ATN International, Inc.	196	9,265
Cincinnati Bell, Inc. *	1,081	16,647
Cogent Communications Holdings, Inc.	232	17,539
Consolidated Communications Holdings, Inc. *	4,310	40,342
Iridium Communications, Inc. *	362	13,832
Liberty Global plc, Class A *	4,396	120,055
Liberty Global plc, Class C *	10,011	272,500
Liberty Latin America Ltd., Class A *	1,116	15,925
Liberty Latin America Ltd., Class C *	2,869	41,256
Lumen Technologies, Inc.	53,311	737,824
Shenandoah Telecommunications Co.	281	14,019
T-Mobile US, Inc. *	3,046	430,857
Telephone and Data Systems, Inc.	4,441	114,223
United States Cellular Corp. *	447	16,874
Verizon Communications, Inc.	63,520	3,588,245
		9,986,155

Transportation 2.4%
Air Transport Services Group, Inc. *	650	16,146
Alaska Air Group, Inc. *	826	57,159
Allegiant Travel Co. *	68	15,059
AMERCO	103	59,229
American Airlines Group, Inc. *	10,532	255,296
ArcBest Corp.	1,066	82,977
Atlas Air Worldwide Holdings, Inc. *	243	18,208
Atlas Corp.	1,872	25,983
Avis Budget Group, Inc. *	4,246	372,884
C.H. Robinson Worldwide, Inc.	2,077	201,510
Copa Holdings S.A., Class A *	196	16,123
Costamare, Inc.	1,544	16,567
CSX Corp.	7,137	714,556
Delta Air Lines, Inc. *	5,010	238,877
Echo Global Logistics, Inc. *	706	24,117
Expeditors International of Washington, Inc.	2,001	251,506
FedEx Corp.	4,148	1,305,832
Forward Air Corp.	416	40,306
Hawaiian Holdings, Inc. *	697	17,983
Heartland Express, Inc.	689	12,505
Hub Group, Inc., Class A *	781	54,522
J.B. Hunt Transport Services, Inc.	843	144,608
JetBlue Airways Corp. *	2,869	57,667
Kansas City Southern	667	198,553
Kirby Corp. *	1,035	67,616
Knight-Swift Transportation Holdings, Inc.	1,420	67,777
Landstar System, Inc.	464	79,112
Macquarie Infrastructure Corp.	1,937	67,563
Marten Transport Ltd.	741	12,641
Mesa Air Group, Inc. *	166	1,613
Norfolk Southern Corp.	2,348	659,553
Old Dominion Freight Line, Inc.	423	112,285
Ryder System, Inc.	2,929	239,563
Saia, Inc. *	178	40,968
Schneider National, Inc., Class B	1,038	25,421
SkyWest, Inc. *	324	15,886
Southwest Airlines Co. *	3,478	213,758
Spirit Airlines, Inc. *	655	23,390
Security	Number of Shares	Value ($)
Uber Technologies, Inc. *	479	24,348
Union Pacific Corp.	6,671	1,499,174
United Airlines Holdings, Inc. *	3,411	199,032
United Parcel Service, Inc., Class B	4,573	981,366
Werner Enterprises, Inc.	815	39,112
XPO Logistics, Inc. *	1,200	176,316
Yellow Corp. *	3,610	22,960
		8,767,627

Utilities 3.0%
ALLETE, Inc.	704	48,499
Alliant Energy Corp.	2,017	115,272
Ameren Corp.	2,524	212,521
American Electric Power Co., Inc.	5,616	482,976
American States Water Co.	212	16,826
American Water Works Co., Inc.	890	137,968
Atlantica Sustainable Infrastructure plc	644	23,409
Atmos Energy Corp.	955	94,707
Avangrid, Inc.	634	33,399
Avista Corp.	1,025	46,463
Black Hills Corp.	686	45,132
California Water Service Group	312	17,734
CenterPoint Energy, Inc.	9,050	228,965
Chesapeake Utilities Corp.	116	13,289
Clearway Energy, Inc., Class A	183	4,599
Clearway Energy, Inc., Class C	437	11,725
CMS Energy Corp.	2,800	175,672
Consolidated Edison, Inc.	4,866	375,850
Dominion Energy, Inc.	6,663	507,321
DTE Energy Co.	2,092	288,675
Duke Energy Corp.	9,650	967,123
Edison International	4,913	274,489
Entergy Corp.	2,354	247,782
Essential Utilities, Inc.	888	42,446
Evergy, Inc.	3,893	241,327
Eversource Energy	2,852	231,554
Exelon Corp.	18,669	842,345
FirstEnergy Corp.	9,099	344,943
Hawaiian Electric Industries, Inc.	1,359	58,505
IDACORP, Inc.	466	45,645
MDU Resources Group, Inc.	3,102	104,413
MGE Energy, Inc.	257	19,280
National Fuel Gas Co.	958	49,711
New Jersey Resources Corp.	1,042	44,514
NextEra Energy, Inc.	9,760	714,627
NiSource, Inc.	4,289	109,370
Northwest Natural Holding Co.	332	17,556
NorthWestern Corp.	651	41,241
NRG Energy, Inc.	2,436	78,317
OGE Energy Corp.	2,549	87,941
ONE Gas, Inc.	517	38,424
Ormat Technologies, Inc.	234	16,158
Otter Tail Corp.	490	23,505
PG&E Corp. *	20,468	207,546
Pinnacle West Capital Corp.	1,581	133,721
PNM Resources, Inc.	820	40,278
Portland General Electric Co.	1,330	63,760
PPL Corp.	12,008	349,553
Public Service Enterprise Group, Inc.	6,167	383,094
Sempra Energy	2,447	331,544
SJW Group	156	10,054
South Jersey Industries, Inc.	1,013	27,007
Southwest Gas Holdings, Inc.	781	51,554
Spire, Inc.	605	43,354
The AES Corp.	13,332	338,766
The Southern Co.	11,459	732,459
UGI Corp.	3,553	163,616
Unitil Corp.	238	13,054

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vistra Corp.	7,935	128,309
WEC Energy Group, Inc.	2,399	225,290
Xcel Energy, Inc.	4,773	338,310
		11,103,487
Total Common Stock
(Cost $255,542,027)		363,232,972

Investment Companies 0.2% of net assets

Equity Funds 0.0%
iShares Core S&P Total U.S. Stock Market ETF	1,750	169,260

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	201,507	201,507

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)	340,975	340,975
Total Investment Companies
(Cost $695,207)		711,742
	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/18/21	4	840,480	11,794
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $327,413.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2021:
	Value at 2/28/21	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 5/31/21	Balance of Shares Held at 5/31/21	Dividends Received
The Charles Schwab Corp.	$370,567	$58,343	($41,322)	$18,662	$55,977	$462,227	6,259	$1,110

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$345,871,897	$—	$—	$345,871,897
Pharmaceuticals, Biotechnology & Life Sciences	17,348,382	—	12,693	17,361,075
Investment Companies[1]	711,742	—	—	711,742
Futures Contracts[2]	11,794	—	—	11,794
Total	$363,943,815	$—	$12,693	$363,956,508
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 2.3%
Adient plc *	110,457	5,529,477
Aptiv plc *	54,564	8,207,517
Autoliv, Inc.	32,176	3,411,621
BorgWarner, Inc.	116,036	5,951,486
Cooper Tire & Rubber Co.	34,425	2,044,157
Dana, Inc.	89,224	2,420,647
Ford Motor Co. *	3,651,994	53,063,473
General Motors Co. *	898,192	53,271,768
Gentex Corp.	61,226	2,173,523
Harley-Davidson, Inc.	74,224	3,597,637
Lear Corp.	38,963	7,533,886
Tesla, Inc. *	2,501	1,563,675
The Goodyear Tire & Rubber Co. *	485,450	9,626,473
Thor Industries, Inc.	21,196	2,607,108
Visteon Corp. *	26,530	3,248,864
		164,251,312

Banks 7.7%
Bank of America Corp.	1,887,684	80,018,925
CIT Group, Inc.	100,614	5,330,530
Citigroup, Inc.	1,103,995	86,895,446
Citizens Financial Group, Inc.	167,618	8,364,138
Comerica, Inc.	61,052	4,791,971
Credicorp Ltd. *	16,426	2,258,082
East West Bancorp, Inc.	25,420	1,900,908
Fifth Third Bancorp	285,234	12,019,761
First Republic Bank	11,011	2,107,946
Huntington Bancshares, Inc.	253,474	4,020,098
JPMorgan Chase & Co.	768,417	126,204,808
KeyCorp	253,991	5,851,953
M&T Bank Corp.	44,578	7,163,239
New York Community Bancorp, Inc.	144,836	1,733,687
PacWest Bancorp	51,438	2,323,454
People's United Financial, Inc.	88,880	1,680,721
Popular, Inc.	22,596	1,844,059
Regions Financial Corp.	279,487	6,542,791
SVB Financial Group *	3,940	2,296,587
The PNC Financial Services Group, Inc.	118,987	23,164,389
Truist Financial Corp.	200,180	12,367,120
U.S. Bancorp	448,932	27,286,087
Wells Fargo & Co.	2,552,329	119,244,811
Zions Bancorp NA	42,807	2,477,669
		547,889,180

Capital Goods 8.2%
3M Co.	142,502	28,933,606
A.O. Smith Corp.	26,709	1,898,209
Acuity Brands, Inc.	14,965	2,779,749
AECOM *	61,181	3,977,377
AerCap Holdings N.V. *	80,032	4,721,888
Security	Number of Shares	Value ($)
AGCO Corp.	28,441	3,935,381
Allegion plc	9,294	1,305,621
Allison Transmission Holdings, Inc.	51,847	2,193,647
AMETEK, Inc.	26,344	3,559,074
Carlisle Cos., Inc.	14,349	2,759,600
Carrier Global Corp.	152,878	7,021,687
Caterpillar, Inc.	120,253	28,990,593
Cummins, Inc.	44,522	11,454,620
Curtiss-Wright Corp.	10,792	1,352,453
Deere & Co.	57,411	20,731,112
Donaldson Co., Inc.	25,504	1,570,791
Dover Corp.	29,486	4,437,643
Eaton Corp. plc	114,347	16,608,902
EMCOR Group, Inc.	24,325	3,067,626
Emerson Electric Co.	162,493	15,548,955
Fastenal Co.	72,737	3,857,971
Flowserve Corp.	49,174	2,084,486
Fluor Corp. *	326,272	6,036,032
Fortive Corp.	32,923	2,387,576
Fortune Brands Home & Security, Inc.	31,645	3,264,498
GATX Corp.	16,200	1,598,292
General Dynamics Corp.	87,202	16,560,532
General Electric Co.	4,789,413	67,339,147
Graco, Inc.	19,038	1,441,557
Hexcel Corp. *	31,529	1,874,714
Honeywell International, Inc.	119,462	27,584,970
Howmet Aerospace, Inc. *	141,040	5,004,099
Hubbell, Inc.	12,170	2,320,089
Huntington Ingalls Industries, Inc.	15,157	3,277,095
IDEX Corp.	8,727	1,943,154
Illinois Tool Works, Inc.	59,304	13,744,295
ITT, Inc.	17,658	1,658,086
Johnson Controls International plc	207,500	13,807,050
L3Harris Technologies, Inc.	18,405	4,013,394
Lennox International, Inc.	4,526	1,583,783
Lincoln Electric Holdings, Inc.	14,636	1,881,897
Lockheed Martin Corp.	39,589	15,130,916
Masco Corp.	45,699	2,756,107
MasTec, Inc. *	21,113	2,456,075
MSC Industrial Direct Co., Inc., Class A	17,221	1,625,662
Nordson Corp.	6,463	1,432,782
Northrop Grumman Corp.	33,521	12,264,328
nVent Electric plc	50,245	1,634,972
Oshkosh Corp.	25,940	3,409,554
Otis Worldwide Corp.	70,449	5,518,270
Owens Corning	40,302	4,298,208
PACCAR, Inc.	94,214	8,626,234
Parker-Hannifin Corp.	25,165	7,754,595
Pentair plc	37,258	2,569,684
Quanta Services, Inc.	52,040	4,962,014
Raytheon Technologies Corp.	399,544	35,443,548
Regal Beloit Corp.	13,357	1,899,766
Rockwell Automation, Inc.	18,093	4,771,486
Roper Technologies, Inc.	6,845	3,080,318
Sensata Technologies Holding plc *	31,276	1,858,733
Snap-on, Inc.	15,646	3,983,785

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spirit AeroSystems Holdings, Inc., Class A	99,822	4,912,241
Stanley Black & Decker, Inc.	29,372	6,367,850
Teledyne Technologies, Inc. *	4,900	2,055,579
Textron, Inc.	107,887	7,387,023
The Boeing Co. *	167,880	41,469,718
The Toro Co.	14,595	1,621,359
Trane Technologies plc	47,046	8,769,374
TransDigm Group, Inc. *	6,365	4,129,867
UFP Industries, Inc.	22,351	1,777,352
United Rentals, Inc. *	25,514	8,520,655
Univar Solutions, Inc. *	74,077	2,006,746
W.W. Grainger, Inc.	11,132	5,144,765
Watsco, Inc.	6,938	2,021,733
WESCO International, Inc. *	54,975	5,858,686
Westinghouse Air Brake Technologies Corp.	21,457	1,775,781
Xylem, Inc.	21,824	2,577,851
		581,984,868

Commercial & Professional Services 0.9%
ABM Industries, Inc.	31,021	1,547,638
Booz Allen Hamilton Holding Corp.	17,925	1,522,370
CACI International, Inc., Class A *	5,003	1,275,565
Cintas Corp.	9,320	3,294,993
Copart, Inc. *	9,862	1,272,297
CoreCivic, Inc. *	139,535	1,092,559
Equifax, Inc.	12,069	2,836,698
IHS Markit Ltd.	26,802	2,822,518
Jacobs Engineering Group, Inc.	33,958	4,824,753
KBR, Inc.	39,788	1,620,963
Kelly Services, Inc., Class A *	57,019	1,463,678
Leidos Holdings, Inc.	30,135	3,096,371
ManpowerGroup, Inc.	55,111	6,667,880
Nielsen Holdings plc	214,216	5,828,817
Republic Services, Inc.	38,988	4,256,710
Robert Half International, Inc.	42,537	3,776,860
Science Applications International Corp.	13,647	1,226,319
Verisk Analytics, Inc.	8,828	1,525,743
Waste Management, Inc.	76,600	10,776,088
		60,728,820

Consumer Durables & Apparel 1.6%
Brunswick Corp.	22,141	2,263,474
Capri Holdings Ltd. *	136,137	7,720,329
Carter's, Inc.	17,475	1,786,644
D.R. Horton, Inc.	68,752	6,551,378
Garmin Ltd.	19,737	2,807,391
Hanesbrands, Inc.	147,553	2,883,186
Hasbro, Inc.	26,792	2,571,228
Leggett & Platt, Inc.	46,608	2,564,838
Lennar Corp., Class A	53,174	5,264,758
Lululemon Athletica, Inc. *	5,165	1,668,966
Mattel, Inc. *	127,700	2,708,517
Mohawk Industries, Inc. *	27,935	5,885,346
Newell Brands, Inc.	124,820	3,581,086
NIKE, Inc., Class B	128,233	17,498,675
NVR, Inc. *	690	3,372,189
Polaris, Inc.	18,112	2,376,657
PulteGroup, Inc.	87,229	5,040,964
PVH Corp. *	51,751	5,942,050
Ralph Lauren Corp. *	27,170	3,371,254
Skechers U.S.A., Inc., Class A *	37,918	1,801,105
Tapestry, Inc. *	142,345	6,389,867
Taylor Morrison Home Corp., Class A *	55,414	1,641,363
Toll Brothers, Inc.	45,324	2,956,938
Tri Pointe Homes, Inc. *	59,702	1,440,012
Under Armour, Inc., Class A *	47,228	1,066,408
Under Armour, Inc., Class C *	48,202	918,730
Security	Number of Shares	Value ($)
VF Corp.	69,877	5,570,594
Whirlpool Corp.	28,858	6,841,943
		114,485,890

Consumer Services 2.2%
Aramark	95,902	3,581,940
Booking Holdings, Inc. *	6,273	14,814,003
Carnival Corp. *	417,546	12,342,660
Chipotle Mexican Grill, Inc. *	1,806	2,477,796
Cracker Barrel Old Country Store, Inc.	9,286	1,464,588
Darden Restaurants, Inc.	29,983	4,294,465
Domino's Pizza, Inc.	5,110	2,181,306
Expedia Group, Inc. *	29,208	5,168,356
Extended Stay America, Inc.	96,401	1,900,064
H&R Block, Inc.	86,545	2,148,047
Hilton Worldwide Holdings, Inc. *	31,392	3,932,476
Las Vegas Sands Corp. *	97,189	5,612,665
Marriott International, Inc., Class A *	41,913	6,017,868
Marriott Vacations Worldwide Corp. *	8,558	1,474,458
McDonald's Corp.	123,190	28,812,909
MGM Resorts International	156,446	6,706,840
Norwegian Cruise Line Holdings Ltd. *	140,669	4,487,341
Royal Caribbean Cruises Ltd. *	71,512	6,669,924
Service Corp. International	27,117	1,437,743
Six Flags Entertainment Corp. *	45,767	2,079,195
Starbucks Corp.	174,995	19,928,430
The Wendy's Co.	57,147	1,326,953
Travel & Leisure Co.	37,776	2,461,106
Vail Resorts, Inc. *	4,389	1,434,676
Wynn Resorts Ltd. *	22,956	3,027,208
Yum China Holdings, Inc.	55,419	3,748,541
Yum! Brands, Inc.	62,706	7,522,839
		157,054,397

Diversified Financials 6.3%
Affiliated Managers Group, Inc.	20,235	3,318,540
AGNC Investment Corp.	73,111	1,355,478
Ally Financial, Inc.	264,861	14,490,545
American Express Co.	182,808	29,273,045
Ameriprise Financial, Inc.	42,027	10,920,296
Annaly Capital Management, Inc.	236,654	2,193,783
Berkshire Hathaway, Inc., Class B *	347,078	100,458,256
BlackRock, Inc.	15,284	13,404,679
Capital One Financial Corp.	263,901	42,430,003
Cboe Global Markets, Inc.	11,132	1,238,992
CME Group, Inc.	26,190	5,729,324
Discover Financial Services	188,930	22,153,932
Equitable Holdings, Inc.	107,673	3,418,618
Evercore, Inc., Class A	15,149	2,209,633
Franklin Resources, Inc.	223,576	7,648,535
Intercontinental Exchange, Inc.	42,256	4,769,857
Invesco Ltd.	252,523	7,204,481
Janus Henderson Group plc	45,556	1,754,362
Jefferies Financial Group, Inc.	81,045	2,603,976
KKR & Co., Inc.	15,926	886,919
Lazard Ltd., Class A	44,602	2,104,322
LPL Financial Holdings, Inc.	17,843	2,638,623
Moody's Corp.	11,297	3,788,449
Morgan Stanley	297,038	27,015,606
MSCI, Inc.	3,568	1,670,288
Nasdaq, Inc.	10,466	1,752,636
Navient Corp.	267,547	4,888,084
New Residential Investment Corp.	210,549	2,227,608
Northern Trust Corp.	37,738	4,573,468
OneMain Holdings, Inc.	29,905	1,729,705
PROG Holdings, Inc.	25,849	1,362,759
Raymond James Financial, Inc.	20,625	2,734,669

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
S&P Global, Inc.	16,389	6,219,134
SEI Investments Co.	24,988	1,585,239
Starwood Property Trust, Inc.	73,830	1,874,544
State Street Corp.	87,089	7,575,001
Synchrony Financial	409,649	19,421,459
T. Rowe Price Group, Inc.	46,757	8,946,952
The Bank of New York Mellon Corp.	297,032	15,469,426
The Charles Schwab Corp. (a)	133,654	9,870,348
The Goldman Sachs Group, Inc.	105,032	39,074,005
Voya Financial, Inc.	61,183	4,008,710
		447,994,289

Energy 8.4%
Antero Resources Corp. *	375,439	4,846,918
APA Corp.	228,700	4,756,960
Baker Hughes Co.	467,270	11,401,388
Cabot Oil & Gas Corp.	66,777	1,095,143
Cheniere Energy, Inc. *	16,343	1,387,521
Chevron Corp.	885,363	91,891,826
ConocoPhillips	557,002	31,047,292
Delek US Holdings, Inc.	81,099	1,807,697
Devon Energy Corp.	245,271	6,514,398
Diamondback Energy, Inc.	42,762	3,423,953
EOG Resources, Inc.	155,602	12,501,065
Exxon Mobil Corp.	2,854,755	166,632,049
Halliburton Co.	419,323	9,413,801
Helmerich & Payne, Inc.	105,042	2,967,437
Hess Corp.	70,738	5,929,259
HollyFrontier Corp.	183,052	5,943,698
Kinder Morgan, Inc.	735,772	13,494,058
Marathon Oil Corp.	670,698	8,122,153
Marathon Petroleum Corp.	543,299	33,575,878
Murphy Oil Corp.	162,472	3,524,018
Nabors Industries Ltd. *	32,976	3,087,213
NOV, Inc. *	457,503	7,374,948
Occidental Petroleum Corp.	777,856	20,193,142
ONEOK, Inc.	142,006	7,489,396
Ovintiv, Inc.	16,164	430,447
Patterson-UTI Energy, Inc.	287,590	2,407,128
PBF Energy, Inc., Class A *	340,927	5,502,562
Peabody Energy Corp. *	520,518	3,451,034
Phillips 66	411,400	34,648,108
Pioneer Natural Resources Co.	36,103	5,494,516
Schlumberger N.V.	887,016	27,790,211
Targa Resources Corp.	142,782	5,548,509
The Williams Cos., Inc.	303,953	8,006,122
Transocean Ltd. *	1,107,990	4,188,202
Valero Energy Corp.	477,161	38,363,744
World Fuel Services Corp.	169,137	5,197,580
		599,449,374

Food & Staples Retailing 2.6%
Casey's General Stores, Inc.	11,403	2,518,239
Costco Wholesale Corp.	77,546	29,333,325
Performance Food Group Co. *	54,289	2,721,508
Rite Aid Corp. *	156,525	2,859,712
SpartanNash Co.	72,330	1,516,760
Sprouts Farmers Market, Inc. *	54,637	1,453,344
Sysco Corp.	129,125	10,459,125
The Kroger Co.	558,156	20,640,609
United Natural Foods, Inc. *	121,940	4,628,842
US Foods Holding Corp. *	163,657	6,372,804
Walgreens Boots Alliance, Inc.	693,961	36,543,986
Walmart, Inc.	481,500	68,387,445
		187,435,699

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.8%
Altria Group, Inc.	573,963	28,250,459
Archer-Daniels-Midland Co.	422,707	28,122,697
Bunge Ltd.	158,115	13,727,544
Campbell Soup Co.	36,495	1,776,212
Coca-Cola Europacific Partners plc	63,061	3,816,452
Conagra Brands, Inc.	87,949	3,350,857
Constellation Brands, Inc., Class A	20,676	4,956,451
Darling Ingredients, Inc. *	32,306	2,211,669
Flowers Foods, Inc.	56,505	1,361,205
General Mills, Inc.	128,183	8,057,583
Hormel Foods Corp.	51,736	2,511,265
Ingredion, Inc.	33,449	3,175,314
Kellogg Co.	55,894	3,660,498
Keurig Dr Pepper, Inc.	37,962	1,403,076
McCormick & Co., Inc. Non-Voting Shares	20,035	1,784,317
Molson Coors Beverage Co., Class B *	85,603	4,992,367
Mondelez International, Inc., Class A	309,588	19,668,126
Monster Beverage Corp. *	31,034	2,925,575
PepsiCo, Inc.	230,625	34,118,662
Philip Morris International, Inc.	349,968	33,747,414
Post Holdings, Inc. *	11,468	1,324,898
Sanderson Farms, Inc.	10,632	1,730,358
The Coca-Cola Co.	566,825	31,339,754
The Hershey Co.	20,710	3,583,865
The J.M. Smucker Co.	35,078	4,675,547
The Kraft Heinz Co.	209,256	9,121,469
Tyson Foods, Inc., Class A	149,742	11,904,489
		267,298,123

Health Care Equipment & Services 5.4%
Abbott Laboratories	137,211	16,005,663
Align Technology, Inc. *	2,642	1,559,176
AmerisourceBergen Corp.	55,343	6,350,056
Anthem, Inc.	86,177	34,317,405
Baxter International, Inc.	66,479	5,459,255
Becton Dickinson & Co.	23,398	5,659,742
Boston Scientific Corp. *	82,148	3,495,397
Cardinal Health, Inc.	225,297	12,632,403
Centene Corp. *	115,331	8,488,362
Cerner Corp.	51,440	4,025,180
Cigna Corp.	50,985	13,197,467
CVS Health Corp.	629,463	54,410,782
Danaher Corp.	36,595	9,373,443
DaVita, Inc. *	41,127	4,938,119
DENTSPLY SIRONA, Inc.	41,987	2,809,770
Edwards Lifesciences Corp. *	22,338	2,142,214
Encompass Health Corp.	18,551	1,591,490
Envista Holdings Corp. *	8,560	373,558
HCA Healthcare, Inc.	76,695	16,473,319
Henry Schein, Inc. *	43,387	3,299,147
Hologic, Inc. *	25,500	1,608,030
Humana, Inc.	37,547	16,434,322
Intuitive Surgical, Inc. *	4,050	3,410,829
Laboratory Corp. of America Holdings *	17,877	4,906,879
Magellan Health, Inc. *	15,726	1,481,232
McKesson Corp.	102,754	19,768,842
Medtronic plc	230,876	29,226,593
Molina Healthcare, Inc. *	9,671	2,430,903
Patterson Cos., Inc.	57,716	1,878,079
Quest Diagnostics, Inc.	34,419	4,531,950
ResMed, Inc.	8,281	1,704,644
STERIS plc	8,443	1,611,431
Stryker Corp.	29,633	7,564,416
Tenet Healthcare Corp. *	68,361	4,574,034
The Cooper Cos., Inc.	3,533	1,390,059
UnitedHealth Group, Inc.	166,050	68,399,316

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Universal Health Services, Inc., Class B	32,939	5,258,053
Zimmer Biomet Holdings, Inc.	24,387	4,105,064
		386,886,624

Household & Personal Products 1.1%
Church & Dwight Co., Inc.	30,245	2,592,904
Colgate-Palmolive Co.	116,086	9,725,685
Kimberly-Clark Corp.	46,543	6,079,912
Nu Skin Enterprises, Inc., Class A	25,929	1,559,889
The Clorox Co.	13,918	2,459,728
The Estee Lauder Cos., Inc., Class A	17,453	5,349,694
The Procter & Gamble Co.	383,150	51,667,777
		79,435,589

Insurance 3.8%
Aflac, Inc.	252,705	14,323,319
Alleghany Corp. *	3,621	2,594,700
American Financial Group, Inc.	19,812	2,636,185
American International Group, Inc.	818,718	43,261,059
Aon plc, Class A	37,196	9,424,350
Arch Capital Group Ltd. *	54,936	2,191,397
Arthur J. Gallagher & Co.	20,078	2,943,636
Assurant, Inc.	11,716	1,888,033
Assured Guaranty Ltd.	77,403	3,686,705
Athene Holding Ltd., Class A *	32,738	2,050,381
Axis Capital Holdings Ltd.	30,311	1,625,882
Brown & Brown, Inc.	24,260	1,274,135
Chubb Ltd.	85,157	14,475,838
Cincinnati Financial Corp.	31,841	3,875,368
CNO Financial Group, Inc.	85,131	2,261,079
Everest Re Group Ltd.	11,541	3,000,198
Fidelity National Financial, Inc.	82,216	3,863,330
First American Financial Corp.	33,338	2,143,967
Genworth Financial, Inc., Class A *	469,199	1,970,636
Globe Life, Inc.	24,738	2,607,880
Lincoln National Corp.	102,585	7,159,407
Loews Corp.	110,328	6,440,949
Markel Corp. *	1,688	2,068,627
Marsh & McLennan Cos., Inc.	70,013	9,686,298
MetLife, Inc.	321,002	20,980,691
Old Republic International Corp.	105,106	2,760,084
Primerica, Inc.	8,918	1,446,589
Principal Financial Group, Inc.	92,059	6,019,738
Prudential Financial, Inc.	197,572	21,134,277
Reinsurance Group of America, Inc.	23,990	3,023,460
The Allstate Corp.	120,359	16,442,243
The Hanover Insurance Group, Inc.	10,596	1,478,036
The Hartford Financial Services Group, Inc.	126,882	8,291,739
The Progressive Corp.	78,990	7,826,329
The Travelers Cos., Inc.	151,014	24,116,936
Unum Group	140,873	4,362,837
W.R. Berkley Corp.	30,535	2,381,425
Willis Towers Watson plc	13,047	3,409,964
		271,127,707

Materials 3.9%
Air Products and Chemicals, Inc.	22,626	6,780,107
Albemarle Corp.	19,450	3,249,706
Alcoa Corp. *	220,493	8,746,957
AptarGroup, Inc.	9,338	1,375,581
Arconic Corp. *	46,281	1,673,984
Ashland Global Holdings, Inc.	16,151	1,531,761
Avery Dennison Corp.	15,864	3,498,488
Axalta Coating Systems Ltd. *	42,768	1,387,394
Ball Corp.	29,976	2,462,828
Berry Global Group, Inc. *	30,069	2,051,007
Security	Number of Shares	Value ($)
Celanese Corp.	32,034	5,300,025
CF Industries Holdings, Inc.	82,553	4,389,343
Commercial Metals Co.	69,631	2,191,288
Corteva, Inc.	105,793	4,813,582
Crown Holdings, Inc.	19,775	2,041,571
Domtar Corp. *	69,189	3,752,119
Dow, Inc.	118,933	8,137,396
DuPont de Nemours, Inc.	274,202	23,194,747
Eastman Chemical Co.	55,563	6,967,600
Ecolab, Inc.	30,744	6,612,420
FMC Corp.	8,775	1,023,955
Freeport-McMoRan, Inc.	225,322	9,625,756
Graphic Packaging Holding Co.	106,858	1,889,249
Huntsman Corp.	106,119	3,011,657
International Flavors & Fragrances, Inc.	14,426	2,043,731
International Paper Co.	185,232	11,688,139
Linde plc	62,663	18,836,498
LyondellBasell Industries N.V., Class A	158,169	17,812,993
Martin Marietta Materials, Inc.	10,022	3,644,500
Newmont Corp.	67,469	4,957,622
Nucor Corp.	176,557	18,104,155
O-I Glass, Inc. *	156,105	2,877,015
Olin Corp.	105,114	5,139,023
Packaging Corp. of America	25,848	3,842,305
PPG Industries, Inc.	62,785	11,283,720
Reliance Steel & Aluminum Co.	35,389	5,947,829
RPM International, Inc.	20,764	1,942,057
Sealed Air Corp.	59,722	3,395,793
Sonoco Products Co.	31,924	2,155,508
Steel Dynamics, Inc.	107,869	6,734,262
The Chemours Co.	84,316	3,029,474
The Mosaic Co.	271,198	9,801,096
The Sherwin-Williams Co.	19,696	5,584,407
United States Steel Corp.	278,435	7,219,820
Vulcan Materials Co.	16,765	3,073,360
Westrock Co.	163,978	9,563,197
		274,385,025

Media & Entertainment 4.4%
Activision Blizzard, Inc.	53,982	5,249,749
Alphabet, Inc., Class A *	19,267	45,409,429
Alphabet, Inc., Class C *	19,137	46,150,024
Altice USA, Inc., Class A *	88,759	3,200,649
Charter Communications, Inc., Class A *	20,974	14,567,072
Cinemark Holdings, Inc. *	75,413	1,708,859
Comcast Corp., Class A	998,538	57,256,169
Discovery, Inc., Class A *(b)	39,287	1,261,506
Discovery, Inc., Class C *	87,753	2,636,978
DISH Network Corp., Class A *	69,197	3,011,453
Electronic Arts, Inc.	30,351	4,338,068
Facebook, Inc., Class A *	115,641	38,014,666
Fox Corp., Class A	102,313	3,821,391
Fox Corp., Class B	47,472	1,722,284
Liberty Media Corp. - Liberty SiriusXM, Class A *	42,082	1,837,300
Liberty Media Corp. - Liberty SiriusXM, Class C *	80,335	3,495,376
Match Group, Inc. *	1,742	249,768
Netflix, Inc. *	3,695	1,857,883
News Corp., Class A	127,432	3,439,390
News Corp., Class B	40,643	1,044,119
Omnicom Group, Inc.	71,521	5,881,887
The Interpublic Group of Cos., Inc.	112,321	3,784,094
The Walt Disney Co. *	301,421	53,848,862
Twitter, Inc. *	20,193	1,171,194
ViacomCBS, Inc., Class B	242,725	10,296,394
		315,254,564

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 5.1%
AbbVie, Inc.	340,381	38,531,129
Agilent Technologies, Inc.	26,873	3,711,968
Alexion Pharmaceuticals, Inc. *	19,402	3,425,423
Amgen, Inc.	121,644	28,943,973
Biogen, Inc. *	32,733	8,755,423
Bristol-Myers Squibb Co.	235,477	15,475,548
Eli Lilly & Co.	63,806	12,744,610
Gilead Sciences, Inc.	516,740	34,161,681
ICON plc *	6,526	1,460,258
Illumina, Inc. *	4,892	1,984,391
IQVIA Holdings, Inc. *	26,433	6,348,149
Jazz Pharmaceuticals plc *	10,195	1,816,035
Johnson & Johnson	428,233	72,478,435
Merck & Co., Inc.	483,185	36,668,910
Mettler-Toledo International, Inc. *	1,824	2,372,933
Perrigo Co., plc	33,859	1,562,254
Pfizer, Inc.	1,517,746	58,782,303
Regeneron Pharmaceuticals, Inc. *	5,397	2,711,615
Thermo Fisher Scientific, Inc.	24,331	11,423,405
United Therapeutics Corp. *	14,090	2,619,331
Vertex Pharmaceuticals, Inc. *	2,772	578,322
Viatris, Inc.	372,115	5,671,033
Waters Corp. *	9,623	3,101,012
Zoetis, Inc.	21,711	3,835,900
		359,164,041

Real Estate 2.1%
Alexandria Real Estate Equities, Inc.	7,514	1,339,446
American Tower Corp.	24,146	6,168,337
Apartment Income REIT Corp.	27,783	1,294,132
Apple Hospitality REIT, Inc.	106,151	1,684,616
AvalonBay Communities, Inc.	17,178	3,554,815
Boston Properties, Inc.	32,604	3,832,926
Brixmor Property Group, Inc.	104,930	2,382,960
Camden Property Trust	12,569	1,575,901
CBRE Group, Inc., Class A *	70,391	6,178,922
Colony Capital, Inc. *	474,614	3,260,598
Crown Castle International Corp.	33,390	6,327,405
Digital Realty Trust, Inc.	20,715	3,139,565
Diversified Healthcare Trust	331,461	1,203,203
Duke Realty Corp.	33,907	1,575,319
Equinix, Inc.	5,211	3,839,048
Equity Residential	57,666	4,466,232
Essex Property Trust, Inc.	7,183	2,121,068
Extra Space Storage, Inc.	11,556	1,731,204
Healthpeak Properties, Inc.	87,220	2,911,404
Host Hotels & Resorts, Inc. *	333,404	5,724,547
Invitation Homes, Inc.	38,946	1,412,571
Iron Mountain, Inc.	97,479	4,244,236
Jones Lang LaSalle, Inc. *	20,149	4,075,135
Kimco Realty Corp.	101,747	2,168,229
Lamar Advertising Co., Class A	16,386	1,717,581
Mid-America Apartment Communities, Inc.	13,262	2,131,203
Omega Healthcare Investors, Inc.	32,059	1,174,001
Park Hotels & Resorts, Inc. *	160,798	3,342,990
Prologis, Inc.	34,575	4,074,318
Public Storage	13,845	3,910,936
Realogy Holdings Corp. *	212,940	3,771,167
Realty Income Corp.	26,239	1,794,748
Regency Centers Corp.	24,001	1,550,465
RLJ Lodging Trust	95,587	1,469,172
Service Properties Trust	189,430	2,379,241
Simon Property Group, Inc.	86,011	11,051,553
SL Green Realty Corp.	32,652	2,586,692
The Macerich Co.	154,264	2,454,340
UDR, Inc.	32,525	1,549,166
Security	Number of Shares	Value ($)
Ventas, Inc.	103,775	5,754,324
VEREIT, Inc.	55,645	2,647,033
Vornado Realty Trust	49,921	2,360,265
Welltower, Inc.	91,694	6,855,960
Weyerhaeuser Co.	211,685	8,035,563
WP Carey, Inc.	18,142	1,368,814
		148,191,351

Retailing 6.0%
Advance Auto Parts, Inc.	18,101	3,434,303
Amazon.com, Inc. *	9,417	30,351,650
American Eagle Outfitters, Inc.	125,539	4,447,847
Asbury Automotive Group, Inc. *	10,846	2,150,653
AutoNation, Inc. *	35,428	3,618,262
AutoZone, Inc. *	2,222	3,125,465
Bed Bath & Beyond, Inc. *	376,248	10,531,182
Best Buy Co., Inc.	82,353	9,572,713
Big Lots, Inc.	33,178	2,021,867
Burlington Stores, Inc. *	5,460	1,765,600
CarMax, Inc. *	40,517	4,667,153
Core-Mark Holding Co., Inc.	66,490	3,049,231
Dick's Sporting Goods, Inc.	42,280	4,123,568
Dollar General Corp.	47,496	9,639,788
Dollar Tree, Inc. *	50,206	4,895,085
eBay, Inc.	167,673	10,207,932
Foot Locker, Inc.	95,008	6,013,056
GameStop Corp., Class A *	323,247	71,760,834
Genuine Parts Co.	45,263	5,934,885
Group 1 Automotive, Inc.	15,959	2,545,141
Kohl's Corp.	305,662	16,961,184
L Brands, Inc. *	129,480	9,046,768
Lithia Motors, Inc., Class A	6,554	2,306,942
LKQ Corp. *	84,538	4,308,056
Lowe's Cos., Inc.	134,112	26,129,041
Macy's, Inc. *	959,484	17,539,368
Murphy USA, Inc.	17,729	2,390,047
Nordstrom, Inc. *	149,106	5,001,015
O'Reilly Automotive, Inc. *	11,464	6,134,616
Penske Automotive Group, Inc.	25,565	2,188,108
Qurate Retail, Inc., Class A	490,181	6,681,167
Ross Stores, Inc.	55,291	6,988,230
Signet Jewelers Ltd. *	88,322	5,350,547
Target Corp.	144,444	32,777,233
The Gap, Inc.	249,794	8,355,609
The Home Depot, Inc.	147,749	47,118,634
The ODP Corp. *	79,951	3,497,057
The TJX Cos., Inc.	249,558	16,855,147
Tractor Supply Co.	22,272	4,046,822
Ulta Beauty, Inc. *	8,071	2,787,401
Urban Outfitters, Inc. *	60,095	2,353,320
Williams-Sonoma, Inc.	19,314	3,274,496
		425,947,023

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	8,781	703,182
Analog Devices, Inc.	31,564	5,195,434
Applied Materials, Inc.	146,730	20,267,815
Broadcom, Inc.	36,063	17,033,637
Intel Corp.	1,186,308	67,761,913
KLA Corp.	16,094	5,100,028
Lam Research Corp.	15,404	10,010,289
Marvell Technology, Inc.	37,577	1,814,969
Maxim Integrated Products, Inc.	32,159	3,280,540
Microchip Technology, Inc.	19,470	3,055,817
Micron Technology, Inc. *	274,385	23,086,754
NVIDIA Corp.	14,319	9,304,200
NXP Semiconductor N.V.	47,566	10,056,404

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ON Semiconductor Corp. *	79,294	3,174,932
Qorvo, Inc. *	18,920	3,457,062
QUALCOMM, Inc.	223,618	30,085,566
Skyworks Solutions, Inc.	26,791	4,554,470
Teradyne, Inc.	14,943	1,977,706
Texas Instruments, Inc.	130,998	24,866,040
Xilinx, Inc.	26,730	3,394,710
		248,181,468

Software & Services 5.4%
Accenture plc, Class A	67,164	18,950,994
Adobe, Inc. *	12,687	6,401,606
Akamai Technologies, Inc. *	19,818	2,263,414
Alliance Data Systems Corp.	52,817	6,393,498
Amdocs Ltd.	39,573	3,090,651
ANSYS, Inc. *	3,981	1,345,339
Autodesk, Inc. *	4,842	1,384,134
Automatic Data Processing, Inc.	47,945	9,398,179
Broadridge Financial Solutions, Inc.	13,230	2,109,920
Cadence Design Systems, Inc. *	12,311	1,563,374
CDK Global, Inc.	30,497	1,596,213
Check Point Software Technologies Ltd. *	15,916	1,861,854
Citrix Systems, Inc.	18,949	2,178,377
Cognizant Technology Solutions Corp., Class A	136,187	9,745,542
DXC Technology Co. *	290,670	11,022,206
Fidelity National Information Services, Inc.	38,815	5,782,659
Fiserv, Inc. *	38,268	4,408,474
FleetCor Technologies, Inc. *	7,415	2,034,973
Genpact Ltd.	35,357	1,617,229
Global Payments, Inc.	10,356	2,006,061
International Business Machines Corp.	376,121	54,063,632
Intuit, Inc.	15,178	6,664,508
Jack Henry & Associates, Inc.	7,817	1,204,990
Mastercard, Inc., Class A	40,245	14,511,542
MAXIMUS, Inc.	15,938	1,476,974
Microsoft Corp.	472,735	118,032,475
NortonLifeLock, Inc.	192,283	5,318,548
Oracle Corp.	493,682	38,872,521
Paychex, Inc.	39,372	3,982,084
PayPal Holdings, Inc. *	33,718	8,767,354
Sabre Corp. *	155,548	2,154,340
salesforce.com, Inc. *	13,722	3,267,208
SS&C Technologies Holdings, Inc.	13,947	1,030,265
Synopsys, Inc. *	6,627	1,685,511
Teradata Corp. *	55,770	2,669,710
The Western Union Co.	127,072	3,109,452
VeriSign, Inc. *	5,728	1,259,702
Visa, Inc., Class A	91,632	20,827,954
		384,053,467

Technology Hardware & Equipment 6.6%
Amphenol Corp., Class A	63,493	4,270,539
Apple Inc.	2,043,291	254,614,492
Arrow Electronics, Inc. *	57,534	6,923,066
Avnet, Inc.	194,015	8,548,301
CDW Corp.	23,215	3,840,225
Cisco Systems, Inc.	1,132,229	59,894,914
Corning, Inc.	357,590	15,601,652
Dell Technologies, Inc., Class C *	22,479	2,217,329
F5 Networks, Inc. *	14,406	2,671,305
Flex Ltd. *	275,858	5,039,926
Hewlett Packard Enterprise Co.	1,287,138	20,542,722
HP, Inc.	442,992	12,948,656
Insight Enterprises, Inc. *	17,734	1,852,848
Jabil, Inc.	89,423	5,047,928
Juniper Networks, Inc.	183,365	4,828,000
Security	Number of Shares	Value ($)
Keysight Technologies, Inc. *	8,975	1,277,861
Motorola Solutions, Inc.	31,071	6,379,187
NCR Corp. *	59,305	2,858,501
NetApp, Inc.	86,042	6,657,070
Sanmina Corp. *	53,401	2,248,716
Seagate Technology Holdings plc	112,366	10,759,045
SYNNEX Corp.	16,408	2,077,253
TE Connectivity Ltd.	67,035	9,095,309
Trimble, Inc. *	23,318	1,813,907
Western Digital Corp. *	168,467	12,673,772
Xerox Holdings Corp.	136,723	3,206,154
Zebra Technologies Corp., Class A *	2,819	1,401,184
		469,289,862

Telecommunication Services 2.9%
AT&T, Inc.	3,292,862	96,908,929
Liberty Global plc, Class A *	93,884	2,563,972
Liberty Global plc, Class C *	214,362	5,834,934
Lumen Technologies, Inc.	1,136,722	15,732,232
T-Mobile US, Inc. *	65,216	9,224,803
Telephone and Data Systems, Inc.	95,196	2,448,441
Verizon Communications, Inc.	1,357,178	76,666,985
		209,380,296

Transportation 2.4%
American Airlines Group, Inc. *	225,804	5,473,489
Avis Budget Group, Inc. *	90,642	7,960,181
C.H. Robinson Worldwide, Inc.	44,121	4,280,619
CSX Corp.	152,244	15,242,669
Delta Air Lines, Inc. *	106,882	5,096,134
Expeditors International of Washington, Inc.	42,710	5,368,220
FedEx Corp.	88,510	27,863,833
J.B. Hunt Transport Services, Inc.	18,104	3,105,560
Kansas City Southern	14,304	4,258,015
Kirby Corp. *	22,320	1,458,166
Knight-Swift Transportation Holdings, Inc.	30,685	1,464,595
Landstar System, Inc.	9,920	1,691,360
Macquarie Infrastructure Corp.	41,580	1,450,310
Norfolk Southern Corp.	50,062	14,062,416
Old Dominion Freight Line, Inc.	8,940	2,373,123
Ryder System, Inc.	62,482	5,110,403
Southwest Airlines Co. *	74,061	4,551,789
Union Pacific Corp.	142,344	31,988,967
United Airlines Holdings, Inc. *	72,676	4,240,645
United Parcel Service, Inc., Class B	97,769	20,981,227
XPO Logistics, Inc. *	25,441	3,738,046
		171,759,767

Utilities 3.1%
Alliant Energy Corp.	42,517	2,429,847
Ameren Corp.	53,412	4,497,290
American Electric Power Co., Inc.	120,176	10,335,136
American Water Works Co., Inc.	19,027	2,949,566
Atmos Energy Corp.	20,355	2,018,605
CenterPoint Energy, Inc.	193,956	4,907,087
CMS Energy Corp.	59,925	3,759,694
Consolidated Edison, Inc.	104,181	8,046,940
Dominion Energy, Inc.	142,149	10,823,225
DTE Energy Co.	44,695	6,167,463
Duke Energy Corp.	205,975	20,642,814
Edison International	104,895	5,860,484
Entergy Corp.	50,224	5,286,578
Evergy, Inc.	83,128	5,153,105
Eversource Energy	60,680	4,926,609
Exelon Corp.	398,897	17,998,233
FirstEnergy Corp.	194,163	7,360,719

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MDU Resources Group, Inc.	66,356	2,233,543
NextEra Energy, Inc.	208,266	15,249,237
NiSource, Inc.	91,982	2,345,541
NRG Energy, Inc.	52,328	1,682,345
OGE Energy Corp.	53,730	1,853,685
PG&E Corp. *	436,918	4,430,349
Pinnacle West Capital Corp.	33,593	2,841,296
Portland General Electric Co.	28,576	1,369,933
PPL Corp.	256,406	7,463,979
Public Service Enterprise Group, Inc.	131,339	8,158,779
Sempra Energy	52,249	7,079,217
Southwest Gas Holdings, Inc.	16,783	1,107,846
The AES Corp.	284,723	7,234,811
The Southern Co.	244,589	15,634,129
UGI Corp.	75,981	3,498,925
Vistra Corp.	170,425	2,755,772
WEC Energy Group, Inc.	51,031	4,792,321
Xcel Energy, Inc.	101,810	7,216,293
		220,111,396
Total Common Stock
(Cost $5,256,249,100)		7,091,740,132

Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	4,581,991	4,581,991

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	1,103,900	1,103,900
Total Investment Companies
(Cost $5,685,891)		5,685,891

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/18/21	87	18,280,440	223,248
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,066,052.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2021:
	Value at 2/28/21	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 5/31/21	Balance of Shares Held at 5/31/21	Dividends Received
The Charles Schwab Corp.	$8,403,178	$939,864	($1,090,895)	$384,841	$1,233,360	$9,870,348	133,654	$23,571

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,091,740,132	$—	$—	$7,091,740,132
Investment Companies[1]	5,685,891	—	—	5,685,891
Futures Contracts[2]	223,248	—	—	223,248
Total	$7,097,649,271	$—	$—	$7,097,649,271
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.6%
American Axle & Manufacturing Holdings, Inc. *	956,565	10,713,528
Cooper-Standard Holding, Inc. *	313,492	9,329,522
Dorman Products, Inc. *	38,641	3,956,066
Fox Factory Holding Corp. *	14,264	2,217,767
Gentherm, Inc. *	59,452	4,312,054
LCI Industries	43,802	6,528,688
Modine Manufacturing Co. *	329,470	5,795,377
Patrick Industries, Inc.	37,911	3,248,973
Standard Motor Products, Inc.	61,722	2,778,724
Stoneridge, Inc. *	62,986	1,917,294
Tenneco, Inc., Class A *	796,114	12,483,067
Veoneer, Inc. *	247,075	5,848,265
Winnebago Industries, Inc.	45,600	3,372,576
		72,501,901

Banks 8.4%
Ameris Bancorp	7,519	413,094
Associated Banc-Corp.	305,217	7,016,939
Atlantic Union Bankshares Corp.	66,983	2,747,643
Axos Financial, Inc. *	51,334	2,433,745
BancorpSouth Bank	143,488	4,387,863
Bank of Hawaii Corp.	59,829	5,369,054
Bank OZK	156,525	6,685,183
BankUnited, Inc.	225,193	10,761,973
Banner Corp.	52,935	3,098,286
Berkshire Hills Bancorp, Inc.	97,724	2,711,841
BOK Financial Corp.	45,704	4,160,892
Boston Private Financial Holdings, Inc.	210,917	3,233,358
Brookline Bancorp, Inc.	117,367	1,978,808
Cadence BanCorp	134,090	3,000,934
Capitol Federal Financial, Inc.	202,462	2,619,858
Cathay General Bancorp	112,748	4,699,337
Central Pacific Financial Corp.	84,228	2,333,958
City Holding Co.	3,742	300,183
Columbia Banking System, Inc.	90,591	3,909,908
Commerce Bancshares, Inc.	80,047	6,234,060
Community Bank System, Inc.	39,426	3,198,237
Cullen/Frost Bankers, Inc.	66,706	8,052,081
CVB Financial Corp.	106,496	2,362,081
Eagle Bancorp, Inc.	36,545	2,088,181
Essent Group Ltd.	75,846	3,628,473
F.N.B. Corp.	611,072	8,194,476
Federal Agricultural Mortgage Corp., Class C	18,756	1,902,984
First BanCorp	305,601	3,908,637
First Busey Corp.	14,036	376,024
First Citizens BancShares, Inc., Class A	7,257	6,245,374
First Commonwealth Financial Corp.	157,786	2,390,458
First Financial Bancorp	128,714	3,278,346
First Financial Bankshares, Inc.	54,449	2,741,507
Security	Number of Shares	Value ($)
First Hawaiian, Inc.	226,549	6,379,620
First Horizon Corp.	762,184	14,534,849
First Interstate BancSystem, Inc., Class A	38,059	1,791,437
First Merchants Corp.	49,263	2,282,847
First Midwest Bancorp, Inc.	153,677	3,216,460
Flagstar Bancorp, Inc.	55,078	2,522,572
Fulton Financial Corp.	334,903	5,803,869
Glacier Bancorp, Inc.	67,300	3,920,225
Great Western Bancorp, Inc.	155,726	5,210,592
Hancock Whitney Corp.	170,953	8,463,883
Hanmi Financial Corp.	15,992	335,512
Heartland Financial USA, Inc.	36,800	1,830,800
Hilltop Holdings, Inc.	91,539	3,400,674
Home BancShares, Inc.	182,539	4,994,267
Hope Bancorp, Inc.	266,681	4,080,219
Independent Bank Corp.	22,797	1,860,463
Independent Bank Group, Inc.	4,545	357,919
International Bancshares Corp.	78,838	3,658,083
Investors Bancorp, Inc.	390,725	5,813,988
MGIC Investment Corp.	666,642	9,812,970
National Bank Holdings Corp., Class A	44,237	1,751,785
NBT Bancorp, Inc.	58,443	2,278,693
Northwest Bancshares, Inc.	184,545	2,613,157
OFG Bancorp	120,795	2,911,160
Old National Bancorp	210,399	4,008,101
Pacific Premier Bancorp, Inc.	8,119	373,230
Park National Corp.	18,038	2,282,168
PennyMac Financial Services, Inc.	6,965	436,079
Pinnacle Financial Partners, Inc.	52,981	4,817,033
Prosperity Bancshares, Inc.	75,146	5,654,736
Provident Financial Services, Inc.	119,289	3,013,240
Radian Group, Inc.	378,492	8,837,788
Renasant Corp.	59,426	2,627,818
S&T Bancorp, Inc.	58,244	1,976,219
Sandy Spring Bancorp, Inc.	46,712	2,170,240
ServisFirst Bancshares, Inc.	6,979	484,761
Signature Bank	47,897	11,962,276
Simmons First National Corp., Class A	98,125	2,992,813
South State Corp.	40,019	3,554,087
Southside Bancshares, Inc.	7,915	339,079
Sterling Bancorp	207,019	5,514,986
Synovus Financial Corp.	281,620	13,833,174
TCF Financial Corp.	93,309	4,432,177
Texas Capital Bancshares, Inc. *	70,140	4,831,243
The Bank of NT Butterfield & Son Ltd.	76,551	2,919,655
Tompkins Financial Corp.	3,779	306,666
Towne Bank	74,362	2,381,815
Trustmark Corp.	109,175	3,662,821
UMB Financial Corp.	46,701	4,516,454
Umpqua Holdings Corp.	467,901	8,927,551
United Bankshares, Inc.	129,847	5,348,398
United Community Banks, Inc.	85,377	2,952,337
Valley National Bancorp	430,102	6,159,061
Walker & Dunlop, Inc.	49,085	4,984,091
Washington Federal, Inc.	176,319	5,878,475
Webster Financial Corp.	141,968	8,046,746

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WesBanco, Inc.	74,188	2,887,397
Westamerica BanCorp	21,930	1,375,669
Western Alliance Bancorp	65,403	6,540,954
Wintrust Financial Corp.	78,698	6,328,893
WSFS Financial Corp.	38,540	2,050,713
		385,698,764

Capital Goods 12.0%
AAON, Inc.	25,691	1,702,029
AAR Corp. *	170,767	7,129,522
Advanced Drainage Systems, Inc.	20,796	2,358,682
Aerojet Rocketdyne Holdings, Inc.	49,852	2,415,329
Air Lease Corp.	184,744	8,694,053
Alamo Group, Inc.	17,413	2,684,736
Albany International Corp., Class A	38,465	3,436,848
Altra Industrial Motion Corp.	55,948	3,675,224
American Woodmark Corp. *	30,766	2,674,181
API Group Corp. *	36,075	762,986
Apogee Enterprises, Inc.	124,496	4,732,093
Applied Industrial Technologies, Inc.	85,969	8,421,523
Arcosa, Inc.	118,995	7,556,182
Argan, Inc.	42,019	2,063,133
Armstrong World Industries, Inc.	52,614	5,595,499
Astec Industries, Inc.	55,183	3,781,691
Astronics Corp. *	113,634	1,927,233
Atkore, Inc. *	75,817	5,853,072
AZZ, Inc.	68,933	3,687,226
Barnes Group, Inc.	107,472	5,741,154
Beacon Roofing Supply, Inc. *	182,784	10,352,886
Boise Cascade Co.	158,517	10,460,537
Builders FirstSource, Inc. *	320,859	14,291,060
BWX Technologies, Inc.	89,866	5,620,220
CAI International, Inc.	50,359	2,161,408
Chart Industries, Inc. *	27,378	3,995,545
CIRCOR International, Inc. *	55,665	2,094,674
Colfax Corp. *	191,088	8,446,090
Columbus McKinnon Corp.	39,381	1,996,617
Comfort Systems USA, Inc.	75,144	6,229,438
Crane Co.	97,995	9,357,543
CSW Industrials, Inc.	2,337	284,693
Douglas Dynamics, Inc.	36,328	1,592,983
Dycom Industries, Inc. *	101,196	7,581,604
Encore Wire Corp.	63,314	5,204,411
Enerpac Tool Group Corp.	124,845	3,420,753
EnerSys	88,813	8,369,737
EnPro Industries, Inc.	46,837	4,308,536
ESCO Technologies, Inc.	21,308	2,016,589
Evoqua Water Technologies Corp. *	12,990	404,249
Federal Signal Corp.	75,649	3,213,569
Franklin Electric Co., Inc.	56,526	4,741,966
Generac Holdings, Inc. *	23,371	7,682,515
Gibraltar Industries, Inc. *	35,006	2,781,227
GMS, Inc. *	121,093	5,544,848
GrafTech International Ltd.	22,629	300,513
Granite Construction, Inc.	259,313	10,465,873
Great Lakes Dredge & Dock Corp. *	19,917	290,987
Griffon Corp.	121,047	3,182,326
H&E Equipment Services, Inc.	142,397	5,325,648
HEICO Corp.	14,855	2,086,533
HEICO Corp., Class A	26,699	3,536,549
Helios Technologies, Inc.	4,911	348,927
Herc Holdings, Inc. *	73,801	8,488,591
Hillenbrand, Inc.	132,878	6,059,237
Hyster-Yale Materials Handling, Inc.	44,183	3,339,793
Ingersoll Rand, Inc. *	84,315	4,185,397
JELD-WEN Holding, Inc. *	173,486	4,859,343
John Bean Technologies Corp.	24,693	3,556,533
Kadant, Inc.	10,931	1,836,627
Security	Number of Shares	Value ($)
Kaman Corp.	74,326	4,000,225
Kennametal, Inc.	154,339	5,789,256
Kratos Defense & Security Solutions, Inc. *	9,116	227,991
Lindsay Corp.	17,345	2,855,507
Masonite International Corp. *	52,274	6,249,357
Matrix Service Co. *	220,112	2,399,221
Maxar Technologies, Inc.	98,267	3,056,104
McGrath RentCorp	36,793	3,154,264
Mercury Systems, Inc. *	5,146	336,806
Meritor, Inc. *	154,015	4,004,390
Moog, Inc., Class A	100,935	9,104,337
MRC Global, Inc. *	640,757	6,881,730
Mueller Industries, Inc.	175,857	8,165,040
Mueller Water Products, Inc., Class A	253,848	3,673,181
MYR Group, Inc. *	62,406	5,431,818
National Presto Industries, Inc.	14,894	1,510,549
Navistar International Corp. *	56,850	2,514,475
NOW, Inc. *	760,659	7,964,100
Parsons Corp. *	7,728	306,106
PGT Innovations, Inc. *	14,274	344,860
Primoris Services Corp.	173,873	5,527,423
Proto Labs, Inc. *	10,864	971,133
Quanex Building Products Corp.	117,148	3,119,651
Raven Industries, Inc.	62,437	2,755,345
RBC Bearings, Inc. *	16,523	3,235,038
Resideo Technologies, Inc. *	623,286	18,636,251
Rexnord Corp.	118,837	5,938,285
Rush Enterprises, Inc., Class A	194,171	9,281,374
Simpson Manufacturing Co., Inc.	46,275	5,197,608
SiteOne Landscape Supply, Inc. *	16,690	2,871,348
SPX Corp. *	71,806	4,497,210
SPX FLOW, Inc.	68,982	4,734,235
Standex International Corp.	28,128	2,802,674
Tennant Co.	26,812	2,218,425
Terex Corp.	280,274	14,677,949
Textainer Group Holdings Ltd. *	145,157	4,891,791
The Greenbrier Cos., Inc.	218,906	9,721,615
The Manitowoc Co., Inc. *	132,780	3,428,380
The Middleby Corp. *	66,865	10,984,582
The Timken Co.	136,947	12,112,962
Trex Co., Inc. *	33,206	3,234,596
TriMas Corp. *	72,240	2,342,021
Trinity Industries, Inc.	353,013	9,806,701
Triton International Ltd.	112,550	6,105,837
Tutor Perini Corp. *	433,336	6,708,041
Valmont Industries, Inc.	54,115	13,420,520
Vectrus, Inc. *	33,260	1,696,925
Wabash National Corp.	323,896	5,166,141
Watts Water Technologies, Inc., Class A	32,963	4,479,672
Welbilt, Inc. *	238,686	5,897,931
Woodward, Inc.	67,259	8,554,000
		547,893,952

Commercial & Professional Services 4.9%
ACCO Brands Corp.	440,899	4,016,590
ADT, Inc.	262,648	2,715,780
ASGN, Inc. *	74,432	7,673,195
Brady Corp., Class A	72,175	4,130,575
BrightView Holdings, Inc. *	26,548	460,608
CBIZ, Inc. *	73,660	2,446,249
Cimpress plc *	20,641	2,049,858
Clean Harbors, Inc. *	93,042	8,662,210
CoreLogic, Inc.	87,556	6,960,702
CoStar Group, Inc. *	4,903	4,187,162
Covanta Holding Corp.	400,807	5,935,952
Deluxe Corp.	253,225	11,536,931
Exponent, Inc.	21,660	1,976,042
FTI Consulting, Inc. *	46,215	6,356,873

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Harsco Corp. *	214,533	4,809,830
Healthcare Services Group, Inc.	188,567	5,655,124
Heidrick & Struggles International, Inc.	8,043	346,171
Herman Miller, Inc.	186,670	8,922,826
HNI Corp.	157,448	7,182,778
Huron Consulting Group, Inc. *	37,834	2,069,898
IAA, Inc. *	72,987	4,158,069
ICF International, Inc.	37,073	3,258,717
Insperity, Inc.	37,408	3,448,643
Interface, Inc.	278,132	4,544,677
KAR Auction Services, Inc. *	295,836	5,307,298
Kforce, Inc.	68,021	4,265,597
Knoll, Inc.	192,132	4,995,432
Korn Ferry	115,375	7,546,679
ManTech International Corp., Class A	46,053	4,007,071
Matthews International Corp., Class A	117,150	4,577,050
MSA Safety, Inc.	21,755	3,656,145
Pitney Bowes, Inc.	1,730,501	14,501,598
Resources Connection, Inc.	165,877	2,418,487
Rollins, Inc.	92,197	3,142,996
SP Plus Corp. *	95,501	3,121,928
Steelcase, Inc., Class A	413,627	5,985,183
Stericycle, Inc. *	104,843	8,236,466
Tetra Tech, Inc.	53,670	6,411,955
The Brink's Co.	60,981	4,598,577
TransUnion	73,184	7,830,688
TriNet Group, Inc. *	26,550	2,000,277
TrueBlue, Inc. *	267,660	7,261,616
UniFirst Corp.	24,003	5,320,985
US Ecology, Inc. *	38,818	1,538,357
Viad Corp. *	108,372	4,783,540
		225,013,385

Consumer Durables & Apparel 4.3%
Acushnet Holdings Corp.	50,640	2,694,048
Beazer Homes USA, Inc. *	150,388	3,580,738
Callaway Golf Co. *	130,700	4,825,444
Cavco Industries, Inc. *	10,223	2,262,043
Century Communities, Inc. *	42,382	3,449,047
Columbia Sportswear Co.	45,983	4,723,834
Crocs, Inc. *	39,283	3,977,011
Deckers Outdoor Corp. *	31,485	10,561,328
Ethan Allen Interiors, Inc.	151,600	4,376,692
Fossil Group, Inc. *	921,714	13,014,602
G-III Apparel Group Ltd. *	344,431	11,380,000
Helen of Troy Ltd. *	28,805	6,062,876
Installed Building Products, Inc.	2,867	340,026
iRobot Corp. *	30,594	2,989,034
KB Home	152,112	7,120,363
Kontoor Brands, Inc.	248,007	15,877,408
La-Z-Boy, Inc.	140,972	5,812,276
LGI Homes, Inc. *	19,172	3,466,489
M.D.C Holdings, Inc.	109,451	6,342,685
M/I Homes, Inc. *	70,099	4,943,381
Meritage Homes Corp. *	71,764	7,726,830
Movado Group, Inc.	104,551	2,899,199
Oxford Industries, Inc.	57,402	5,496,242
Skyline Champion Corp. *	6,628	335,708
Smith & Wesson Brands, Inc.	136,084	2,893,146
Steven Madden Ltd.	224,500	9,294,300
Sturm Ruger & Co., Inc.	40,014	3,158,705
Tempur Sealy International, Inc.	190,791	7,345,454
TopBuild Corp. *	27,402	5,426,966
Tupperware Brands Corp. *	552,349	14,162,228
Universal Electronics, Inc. *	31,743	1,589,055
Security	Number of Shares	Value ($)
Vista Outdoor, Inc. *	229,057	9,984,595
Wolverine World Wide, Inc.	220,499	8,039,394
		196,151,147

Consumer Services 5.6%
Adtalem Global Education, Inc. *	162,633	5,916,589
American Public Education, Inc. *	43,591	1,220,548
Arcos Dorados Holdings, Inc., Class A *	539,347	3,489,575
Bally's Corp. *	5,116	296,881
BJ's Restaurants, Inc. *	97,545	5,392,288
Bloomin' Brands, Inc. *	378,189	11,175,485
Boyd Gaming Corp. *	139,126	8,958,323
Bright Horizons Family Solutions, Inc. *	37,556	5,191,366
Brinker International, Inc. *	172,676	10,610,940
Caesars Entertainment, Inc. *	132,967	14,287,304
Choice Hotels International, Inc. *	22,072	2,668,726
Churchill Downs, Inc.	29,596	5,905,290
Dave & Buster's Entertainment, Inc. *	173,506	7,335,834
Denny's Corp. *	126,699	2,227,368
Dine Brands Global, Inc. *	37,024	3,515,429
Everi Holdings, Inc. *	487,317	10,102,081
frontdoor, Inc. *	41,559	2,231,718
Graham Holdings Co., Class B	14,639	9,698,923
Grand Canyon Education, Inc. *	44,140	4,014,092
Hilton Grand Vacations, Inc. *	175,576	8,029,090
Houghton Mifflin Harcourt Co. *	1,202,627	11,954,112
Hyatt Hotels Corp., Class A *	104,375	8,149,600
International Game Technology plc *	535,236	12,984,825
Jack in the Box, Inc.	83,838	9,523,997
Laureate Education, Inc., Class A *	325,166	4,750,675
Papa John's International, Inc.	27,036	2,540,032
Penn National Gaming, Inc. *	106,054	8,693,246
Perdoceo Education Corp. *	109,357	1,333,062
Planet Fitness, Inc., Class A *	26,537	2,090,320
Red Robin Gourmet Burgers, Inc. *	176,534	6,330,509
Red Rock Resorts, Inc., Class A *	141,351	6,325,457
Regis Corp. *	240,440	2,197,622
Ruth's Hospitality Group, Inc. *	107,056	2,584,332
Scientific Games Corp., Class A *	120,466	8,738,604
SeaWorld Entertainment, Inc. *	87,664	4,771,552
Strategic Education, Inc.	17,678	1,252,310
Stride, Inc. *	106,378	2,859,441
Terminix Global Holdings, Inc. *	102,795	5,071,905
Texas Roadhouse, Inc.	91,427	9,207,613
The Cheesecake Factory, Inc. *	202,382	11,904,109
WW International, Inc. *	62,134	2,441,866
Wyndham Hotels & Resorts, Inc.	89,664	6,730,180
		254,703,219

Diversified Financials 3.8%
Apollo Commercial Real Estate Finance, Inc.	233,187	3,649,377
Apollo Global Management, Inc.	22,805	1,307,639
Arbor Realty Trust, Inc.	21,153	385,831
Ares Management Corp., Class A	6,156	339,688
Artisan Partners Asset Management, Inc., Class A	73,771	3,768,223
BGC Partners, Inc., Class A	734,118	4,331,296
Blackstone Mortgage Trust, Inc., Class A	154,393	4,945,208
Blucora, Inc. *	19,378	336,015
Brightsphere Investment Group, Inc.	128,448	2,860,537
Cannae Holdings, Inc. *	93,633	3,356,743
Capstead Mortgage Corp.	327,606	2,113,059
Chimera Investment Corp.	778,932	11,006,309
Cohen & Steers, Inc.	23,332	1,706,269
Colony Credit Real Estate, Inc.	33,416	315,781
Compass Diversified Holdings	160,531	4,165,779

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Credit Acceptance Corp. *	10,805	4,834,805
Donnelley Financial Solutions, Inc. *	142,046	4,234,391
Encore Capital Group, Inc. *	49,922	2,310,889
Enova International, Inc. *	104,234	3,947,342
FactSet Research Systems, Inc.	16,532	5,527,639
Federated Hermes, Inc.	224,871	7,150,898
FirstCash, Inc.	67,803	5,405,255
Green Dot Corp., Class A *	42,404	1,721,178
Houlihan Lokey, Inc.	37,898	2,838,181
Interactive Brokers Group, Inc., Class A	4,266	286,931
Invesco Mortgage Capital, Inc.	911,581	3,099,375
Ladder Capital Corp., Class A	303,073	3,545,954
MarketAxess Holdings, Inc.	6,135	2,862,223
MFA Financial, Inc.	1,474,257	6,442,503
Moelis & Co., Class A	67,362	3,616,666
Morningstar, Inc.	12,333	2,910,465
Nelnet, Inc., Class A	38,048	2,873,385
New York Mortgage Trust, Inc.	685,420	3,098,098
PennyMac Mortgage Investment Trust	183,463	3,595,875
Piper Sandler Cos.	21,621	2,755,813
PRA Group, Inc. *	75,595	2,942,913
Redwood Trust, Inc.	323,319	3,598,540
Santander Consumer USA Holdings, Inc.	426,808	16,176,023
SLM Corp.	583,627	11,818,447
Stifel Financial Corp.	100,624	6,971,231
The Carlyle Group, Inc.	18,263	796,997
TPG RE Finance Trust, Inc.	29,384	383,167
Tradeweb Markets, Inc., Class A	5,337	447,134
Two Harbors Investment Corp.	686,563	4,936,388
Virtu Financial, Inc., Class A	10,048	305,962
Virtus Investment Partners, Inc.	9,798	2,755,492
WisdomTree Investments, Inc.	362,944	2,431,725
World Acceptance Corp. *	25,478	4,092,022
		175,301,661

Energy 5.6%
Alto Ingredients, Inc. *	449,372	2,997,311
Arch Resources, Inc. *	149,485	8,531,109
Archrock, Inc.	346,847	3,190,992
Callon Petroleum Co. *	168,143	6,468,461
Centennial Resource Development, Inc., Class A *	1,757,497	9,297,159
ChampionX Corp. *	286,260	7,585,890
Cimarex Energy Co.	155,245	10,517,849
CNX Resources Corp. *	584,757	7,964,390
CONSOL Energy, Inc. *	550,989	8,452,171
Continental Resources, Inc.	221,467	7,213,180
Core Laboratories N.V.	131,289	5,487,880
CVR Energy, Inc.	191,233	3,968,085
Denbury, Inc. *	216,807	14,530,405
DHT Holdings, Inc.	67,670	433,088
Diamond S Shipping, Inc. *	34,114	364,679
Dril-Quip, Inc. *	105,694	3,543,920
EQT Corp. *	335,745	7,010,356
Equitrans Midstream Corp.	546,432	4,502,600
GasLog Ltd.	374,646	2,172,947
Golar LNG Ltd. *	70,362	893,597
Green Plains, Inc. *	351,752	11,217,371
Helix Energy Solutions Group, Inc. *	542,209	2,835,753
International Seaways, Inc.	84,597	1,695,324
Kosmos Energy Ltd. *	1,359,623	4,323,601
Liberty Oilfield Services, Inc., Class A *	173,759	2,599,435
Magnolia Oil & Gas Corp., Class A *	212,199	2,741,611
Matador Resources Co.	139,459	4,273,024
NexTier Oilfield Solutions, Inc. *	550,368	2,339,064
Nordic American Tankers Ltd.	513,426	1,786,722
Oceaneering International, Inc. *	1,307,836	18,662,820
Oil States International, Inc. *	882,655	5,675,472
Security	Number of Shares	Value ($)
Par Pacific Holdings, Inc. *	199,162	2,772,335
PDC Energy, Inc. *	228,393	9,642,752
ProPetro Holding Corp. *	307,797	3,059,502
Range Resources Corp. *	617,391	8,371,822
Renewable Energy Group, Inc. *	92,596	5,654,838
Scorpio Tankers, Inc.	159,780	3,575,876
SFL Corp., Ltd.	317,864	2,752,702
SM Energy Co.	1,895,119	37,712,868
Southwestern Energy Co. *	709,409	3,667,645
Teekay Tankers Ltd., Class A *	118,022	1,773,871
US Silica Holdings, Inc. *	540,257	5,543,037
		257,803,514

Food & Staples Retailing 0.6%
BJ's Wholesale Club Holdings, Inc. *	61,777	2,766,992
Grocery Outlet Holding Corp. *	12,523	426,659
Ingles Markets, Inc., Class A	92,239	5,713,284
PriceSmart, Inc.	69,817	6,164,841
The Andersons, Inc.	260,746	8,103,986
The Chefs' Warehouse, Inc. *	77,581	2,386,391
Weis Markets, Inc.	54,113	2,753,269
		28,315,422

Food, Beverage & Tobacco 2.0%
B&G Foods, Inc. (a)	164,601	5,036,791
Brown-Forman Corp., Class B	145,753	11,712,711
Cal-Maine Foods, Inc.	91,527	3,195,208
Calavo Growers, Inc.	35,246	2,509,515
Coca-Cola Consolidated, Inc.	5,727	2,318,977
Fresh Del Monte Produce, Inc.	259,060	8,670,738
Hostess Brands, Inc. *	123,265	1,932,795
J&J Snack Foods Corp.	22,625	3,972,498
John B Sanfilippo & Son, Inc.	21,857	2,039,477
Lamb Weston Holdings, Inc.	86,825	7,162,194
Lancaster Colony Corp.	22,147	4,134,180
Nomad Foods Ltd. *	177,667	5,449,047
Pilgrim's Pride Corp. *	221,539	5,325,798
The Boston Beer Co., Inc., Class A *	3,808	4,029,473
The Hain Celestial Group, Inc. *	126,451	5,154,143
TreeHouse Foods, Inc. *	157,302	7,662,180
Universal Corp.	143,482	8,040,731
Vector Group Ltd.	307,349	4,226,049
		92,572,505

Health Care Equipment & Services 4.5%
ABIOMED, Inc. *	8,265	2,352,054
Acadia Healthcare Co., Inc. *	140,385	9,035,179
Addus HomeCare Corp. *	2,446	235,232
Allscripts Healthcare Solutions, Inc. *	286,945	4,989,974
Amedisys, Inc. *	13,653	3,527,526
AMN Healthcare Services, Inc. *	67,454	5,983,170
Avanos Medical, Inc. *	49,553	1,987,075
Brookdale Senior Living, Inc. *	1,257,444	8,475,173
Cantel Medical Corp. *	40,533	3,296,549
Change Healthcare, Inc. *	45,079	1,056,652
Chemed Corp.	12,008	5,900,011
Community Health Systems, Inc. *	847,219	12,089,815
CONMED Corp.	22,518	3,100,503
Covetrus, Inc. *	289,152	8,021,076
Globus Medical, Inc., Class A *	40,047	2,885,787
Haemonetics Corp. *	28,392	1,603,012
Hill-Rom Holdings, Inc.	60,094	6,687,260
ICU Medical, Inc. *	11,825	2,460,309
IDEXX Laboratories, Inc. *	10,042	5,604,541
Integer Holdings Corp. *	32,460	2,936,656
Integra LifeSciences Holdings Corp. *	37,378	2,580,951

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LHC Group, Inc. *	14,118	2,779,128
LivaNova plc *	33,691	2,814,546
Masimo Corp. *	14,951	3,223,436
MEDNAX, Inc. *	565,281	18,077,686
Merit Medical Systems, Inc. *	34,383	2,074,670
ModivCare, Inc. *	23,012	3,388,057
National HealthCare Corp.	35,385	2,590,536
Natus Medical, Inc. *	10,880	291,584
Neogen Corp. *	20,189	1,863,647
NextGen Healthcare, Inc. *	100,233	1,645,826
NuVasive, Inc. *	51,271	3,496,682
Omnicell, Inc. *	19,451	2,703,689
Orthofix Medical, Inc. *	26,588	1,082,132
Owens & Minor, Inc.	511,933	22,888,524
Premier, Inc., Class A	98,785	3,259,905
Select Medical Holdings Corp.	223,415	8,952,239
Teleflex, Inc.	18,273	7,349,218
The Ensign Group, Inc.	46,567	3,874,374
Triple-S Management Corp., Class B *	148,306	3,752,142
US Physical Therapy, Inc.	2,028	235,978
Varex Imaging Corp. *	103,735	2,602,711
Veeva Systems, Inc., Class A *	8,477	2,469,689
West Pharmaceutical Services, Inc.	22,893	7,955,546
		204,180,450

Household & Personal Products 1.1%
Central Garden & Pet Co. *	15,097	829,278
Central Garden & Pet Co., Class A *	61,621	3,108,780
Coty, Inc., Class A *	1,249,384	11,132,011
Edgewell Personal Care Co.	199,611	9,058,347
Energizer Holdings, Inc.	64,524	2,970,685
Herbalife Nutrition Ltd. *	128,225	6,740,788
Inter Parfums, Inc.	3,812	291,542
Medifast, Inc.	8,457	2,809,838
Spectrum Brands Holdings, Inc.	74,484	6,620,883
USANA Health Sciences, Inc. *	29,999	3,172,094
WD-40 Co.	7,951	1,946,405
		48,680,651

Insurance 2.1%
Ambac Financial Group, Inc. *	144,855	2,185,862
American Equity Investment Life Holding Co.	273,586	8,344,373
American National Group, Inc.	18,609	2,791,722
AMERISAFE, Inc.	32,731	2,144,863
Argo Group International Holdings Ltd.	80,861	4,337,384
Brighthouse Financial, Inc. *	122,280	5,950,145
CNA Financial Corp.	78,633	3,759,444
Employers Holdings, Inc.	61,033	2,575,593
Enstar Group Ltd. *	9,470	2,404,338
Horace Mann Educators Corp.	52,898	2,109,043
James River Group Holdings Ltd.	56,740	1,981,361
Kemper Corp.	71,523	5,354,927
MBIA, Inc. *	434,189	4,337,548
Mercury General Corp.	65,275	4,151,490
ProAssurance Corp.	363,162	8,842,995
RenaissanceRe Holdings Ltd.	44,703	6,889,626
RLI Corp.	31,484	3,320,932
Safety Insurance Group, Inc.	27,384	2,330,652
Selective Insurance Group, Inc.	71,788	5,403,483
SiriusPoint Ltd. *	31,208	328,308
Stewart Information Services Corp.	88,557	5,344,415
United Fire Group, Inc.	59,622	1,827,414
Universal Insurance Holdings, Inc.	127,964	1,804,292
White Mountains Insurance Group Ltd.	6,849	8,173,323
		96,693,533

Security	Number of Shares	Value ($)
Materials 6.8%
AdvanSix, Inc. *	167,230	5,294,502
Allegheny Technologies, Inc. *	436,087	10,679,771
Avient Corp.	194,449	10,107,459
Balchem Corp.	22,244	2,913,964
Cabot Corp.	158,511	10,078,129
Carpenter Technology Corp.	215,174	10,311,138
Century Aluminum Co. *	204,790	2,787,192
Clearwater Paper Corp. *	88,900	2,536,317
Cleveland-Cliffs, Inc. *	916,170	18,433,340
Compass Minerals International, Inc.	76,541	5,350,216
Constellium SE *	228,090	4,073,687
Eagle Materials, Inc. *	66,989	9,831,306
Element Solutions, Inc.	248,501	5,812,438
Ferro Corp. *	136,090	2,939,544
GCP Applied Technologies, Inc. *	99,337	2,421,836
Glatfelter Corp.	147,474	2,176,716
Greif, Inc., Class A	94,020	5,801,974
H.B. Fuller Co.	89,254	6,169,236
Hawkins, Inc.	9,473	322,271
Hecla Mining Co.	436,703	3,930,327
Ingevity Corp. *	42,453	3,494,306
Innospec, Inc.	41,150	4,160,677
Kaiser Aluminum Corp.	50,827	6,576,506
Koppers Holdings, Inc. *	56,087	1,944,536
Kraton Corp. *	142,247	4,829,286
Livent Corp. *	137,318	2,679,074
Louisiana-Pacific Corp.	226,344	15,212,580
Materion Corp.	49,805	3,927,124
Minerals Technologies, Inc.	80,674	7,018,638
Myers Industries, Inc.	84,100	1,852,723
Neenah, Inc.	51,685	2,735,687
NewMarket Corp.	12,351	4,239,234
Orion Engineered Carbons S.A. *	218,948	4,431,508
Quaker Chemical Corp.	7,672	1,860,844
Royal Gold, Inc.	24,817	3,071,600
Schnitzer Steel Industries, Inc., Class A	184,048	10,026,935
Schweitzer-Mauduit International, Inc.	86,588	3,542,315
Sensient Technologies Corp.	70,837	6,145,110
Silgan Holdings, Inc.	156,296	6,584,751
Southern Copper Corp.	84,799	5,913,882
Stepan Co.	37,616	5,065,371
Summit Materials, Inc., Class A *	228,406	7,953,097
SunCoke Energy, Inc.	531,319	4,000,832
The Scotts Miracle-Gro Co.	32,814	7,132,779
Tredegar Corp.	26,182	399,014
Trinseo S.A.	210,910	13,696,495
Tronox Holdings plc, Class A	239,230	5,617,120
US Concrete, Inc. *	60,453	3,445,216
Valvoline, Inc.	155,970	5,147,010
Verso Corp., Class A	338,752	5,762,172
W.R. Grace & Co.	97,830	6,703,312
Warrior Met Coal, Inc.	404,849	7,408,737
Westlake Chemical Corp.	89,716	9,049,653
Worthington Industries, Inc.	116,343	7,721,685
		311,321,172

Media & Entertainment 4.0%
AMC Entertainment Holdings, Inc., Class A *(a)	706,399	18,451,142
AMC Networks, Inc., Class A *	204,365	10,970,313
Cable One, Inc.	2,013	3,654,722
Cars.com, Inc. *	320,452	4,681,804
Gannett Co., Inc. *	1,527,980	7,838,537
Gray Television, Inc.	170,733	3,971,250
iHeartMedia, Inc., Class A *	375,331	8,711,433
IMAX Corp. *	15,061	325,468

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
John Wiley & Sons, Inc., Class A	127,677	8,092,168
Liberty Media Corp. - Liberty Formula One, Class A *	11,843	474,194
Liberty Media Corp. - Liberty Formula One, Class C *	90,512	4,041,361
Liberty TripAdvisor Holdings, Inc., Class A *	472,574	2,249,452
Lions Gate Entertainment Corp., Class A *	132,852	2,587,957
Lions Gate Entertainment Corp., Class B *	294,810	5,123,798
Live Nation Entertainment, Inc. *	76,222	6,868,364
Madison Square Garden Entertainment Corp. *	15,571	1,389,400
Madison Square Garden Sports Corp. *	12,169	2,251,752
Meredith Corp. *	212,079	7,142,821
MSG Networks, Inc., Class A *	112,510	1,734,904
National CineMedia, Inc.	531,670	2,573,283
Nexstar Media Group, Inc., Class A	60,006	9,115,511
Scholastic Corp.	142,386	4,795,561
Sinclair Broadcast Group, Inc., Class A	251,474	8,472,159
Sirius XM Holdings, Inc. (a)	970,002	6,062,513
Spotify Technology S.A. *	10,498	2,536,002
Take-Two Interactive Software, Inc. *	35,065	6,506,661
TEGNA, Inc.	536,872	10,409,948
The E.W. Scripps Co., Class A	114,628	2,431,260
The Marcus Corp. *	99,572	2,101,965
The New York Times Co., Class A	86,678	3,711,552
TripAdvisor, Inc. *	177,390	7,707,596
World Wrestling Entertainment, Inc., Class A	6,937	387,362
Yandex N.V., Class A *	95,953	6,480,666
Yelp, Inc. *	99,135	3,976,305
Zillow Group, Inc., Class A *	636	75,232
Zillow Group, Inc., Class C *	1,542	180,907
Zynga, Inc., Class A *	326,405	3,538,230
		181,623,553

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Alkermes plc *	85,104	1,929,308
Avantor, Inc. *	24,134	775,908
Bio-Rad Laboratories, Inc., Class A *	8,009	4,824,381
Bio-Techne Corp.	10,263	4,247,137
BioMarin Pharmaceutical, Inc. *	26,315	2,034,150
Bruker Corp.	70,497	4,895,312
Catalent, Inc. *	46,689	4,894,408
Charles River Laboratories International, Inc. *	20,679	6,989,295
Elanco Animal Health, Inc. *	277,888	9,998,410
Emergent BioSolutions, Inc. *	18,922	1,147,619
Exelixis, Inc. *	29,031	654,649
Horizon Therapeutics plc *	22,161	2,031,277
Incyte Corp. *	31,055	2,601,788
Ligand Pharmaceuticals, Inc. *	1,971	231,987
Medpace Holdings, Inc. *	2,251	376,052
Myriad Genetics, Inc. *	219,922	6,300,765
PDL BioPharma, Inc. *(b)	823,323	2,033,608
PerkinElmer, Inc.	60,435	8,767,306
PPD, Inc. *	21,602	996,284
PRA Health Sciences, Inc. *	36,195	6,186,449
Prestige Consumer Healthcare, Inc. *	66,484	3,315,557
Royalty Pharma plc, Class A	5,820	233,498
Syneos Health, Inc. *	49,795	4,376,981
		79,842,129

Real Estate 8.8%
Acadia Realty Trust	143,669	3,117,617
Alexander & Baldwin, Inc.	260,946	5,012,773
American Assets Trust, Inc.	61,273	2,239,528
Security	Number of Shares	Value ($)
American Campus Communities, Inc.	191,480	9,030,197
American Finance Trust, Inc.	223,804	2,036,616
American Homes 4 Rent, Class A	149,027	5,673,458
Americold Realty Trust	74,736	2,841,463
Brandywine Realty Trust	399,324	5,614,495
Brookfield Property REIT, Inc., Class A	198,276	3,715,692
CareTrust REIT, Inc.	12,966	301,849
Centerspace	21,814	1,552,939
Chatham Lodging Trust *	213,165	2,807,383
Columbia Property Trust, Inc.	311,421	5,446,753
CoreSite Realty Corp.	18,879	2,289,079
Corporate Office Properties Trust	161,893	4,468,247
Cousins Properties, Inc.	96,485	3,578,629
CubeSmart	152,201	6,664,882
Cushman & Wakefield plc *	131,512	2,500,043
CyrusOne, Inc.	60,644	4,472,495
DiamondRock Hospitality Co. *	704,017	6,814,885
Douglas Emmett, Inc.	174,438	6,056,487
Easterly Government Properties, Inc.	14,025	290,738
EastGroup Properties, Inc.	18,129	2,865,832
Empire State Realty Trust, Inc., Class A	400,891	4,742,541
EPR Properties *	133,652	6,568,996
Equity Commonwealth	124,105	3,405,441
Equity LifeStyle Properties, Inc.	92,157	6,530,245
Federal Realty Investment Trust	82,185	9,397,033
First Industrial Realty Trust, Inc.	75,931	3,845,146
Gaming & Leisure Properties, Inc.	175,840	8,151,942
Global Net Lease, Inc.	120,292	2,350,506
Healthcare Realty Trust, Inc.	131,051	3,976,087
Healthcare Trust of America, Inc., Class A	183,328	5,025,021
Hersha Hospitality Trust *	296,585	3,188,289
Highwoods Properties, Inc.	156,172	7,133,937
Hudson Pacific Properties, Inc.	184,986	5,362,744
Independence Realty Trust, Inc.	24,244	414,088
Industrial Logistics Properties Trust	17,671	442,835
iStar, Inc.	151,682	2,549,774
JBG SMITH Properties	104,164	3,355,122
Kennedy-Wilson Holdings, Inc.	192,174	3,812,732
Kilroy Realty Corp.	100,363	7,046,486
Kite Realty Group Trust	234,687	4,975,364
Lexington Realty Trust	343,466	4,252,109
Life Storage, Inc.	60,989	6,064,746
LTC Properties, Inc.	37,858	1,483,276
Mack-Cali Realty Corp.	209,034	3,568,210
Marcus & Millichap, Inc. *	42,173	1,657,399
Medical Properties Trust, Inc.	276,026	5,843,470
National Health Investors, Inc.	36,773	2,423,708
National Retail Properties, Inc.	136,257	6,315,512
New Senior Investment Group, Inc.	473,969	3,142,414
Newmark Group, Inc., Class A	256,799	3,312,707
Office Properties Income Trust	114,534	3,347,829
Outfront Media, Inc. *	455,594	10,906,920
Paramount Group, Inc.	462,523	5,078,503
Pebblebrook Hotel Trust	259,276	5,794,819
Physicians Realty Trust	139,845	2,535,390
Piedmont Office Realty Trust, Inc., Class A	322,991	5,972,104
PotlatchDeltic Corp.	66,513	4,004,083
Preferred Apartment Communities, Inc., Class A	189,173	1,855,787
PS Business Parks, Inc.	17,039	2,640,363
QTS Realty Trust, Inc., Class A	34,454	2,183,695
Rayonier, Inc.	191,615	7,317,777
Retail Opportunity Investments Corp.	173,601	3,100,514
Retail Properties of America, Inc., Class A	713,242	8,594,566
Rexford Industrial Realty, Inc.	7,403	408,868
RPT Realty	288,670	3,680,543
Ryman Hospitality Properties, Inc. *	88,653	6,640,996
Sabra Health Care REIT, Inc.	216,729	3,786,256
SBA Communications Corp.	22,583	6,732,444

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Seritage Growth Properties, Class A *	110,166	1,859,602
SITE Centers Corp.	589,934	8,831,312
Spirit Realty Capital, Inc.	133,940	6,330,004
STAG Industrial, Inc.	73,637	2,629,577
STORE Capital Corp.	127,625	4,390,300
Summit Hotel Properties, Inc. *	345,804	3,323,176
Sun Communities, Inc.	45,277	7,580,275
Sunstone Hotel Investors, Inc. *	722,596	9,075,806
Tanger Factory Outlet Centers, Inc.	470,429	8,246,620
Terreno Realty Corp.	5,280	335,914
The GEO Group, Inc. (a)	727,651	3,776,509
The Howard Hughes Corp. *	41,366	4,377,764
Uniti Group, Inc.	660,385	7,171,781
Urban Edge Properties	215,052	4,161,256
VICI Properties, Inc.	230,098	7,162,951
Washington Prime Group, Inc. *(a)	872,336	1,936,586
Washington Real Estate Investment Trust	124,235	2,938,158
Weingarten Realty Investors	223,775	7,333,107
Xenia Hotels & Resorts, Inc. *	436,897	8,480,171
		404,252,286

Retailing 6.5%
Abercrombie & Fitch Co., Class A *	555,929	23,738,168
America's Car-Mart, Inc. *	2,048	336,671
At Home Group, Inc. *	124,893	4,688,483
Big 5 Sporting Goods Corp. (a)	589,460	18,125,895
Boot Barn Holdings, Inc. *	4,916	375,533
Caleres, Inc.	486,194	12,193,746
Chico's FAS, Inc. *	4,515,376	20,996,498
Citi Trends, Inc. *	64,601	5,383,847
Conn's, Inc. *	174,509	4,046,864
Designer Brands, Inc., Class A *	930,056	16,266,679
Dillard's, Inc., Class A	183,303	24,179,499
Etsy, Inc. *	1,512	249,072
Express, Inc. *	3,283,877	14,087,832
Five Below, Inc. *	23,635	4,351,676
Floor & Decor Holdings, Inc., Class A *	23,473	2,307,631
Genesco, Inc. *	235,999	12,979,945
Groupon, Inc. *	122,370	5,781,983
GrubHub, Inc. *	32,147	1,932,356
Guess?, Inc.	318,754	9,361,805
Haverty Furniture Cos., Inc.	91,421	4,199,881
Hibbett Sports, Inc. *	100,891	8,551,521
MarineMax, Inc. *	60,214	3,096,806
MercadoLibre, Inc. *	1,640	2,228,219
Monro, Inc.	57,005	3,553,692
National Vision Holdings, Inc. *	65,893	3,272,905
Ollie's Bargain Outlet Holdings, Inc. *	27,529	2,379,607
Overstock.com, Inc. *	123,745	10,571,535
Party City Holdco, Inc. *	1,475,902	13,622,575
PetMed Express, Inc. (a)	8,671	250,592
Pool Corp.	19,893	8,684,289
Rent-A-Center, Inc.	59,158	3,656,556
RH *	4,734	3,034,731
Sally Beauty Holdings, Inc. *	580,666	12,664,325
Shoe Carnival, Inc.	58,679	3,961,419
Sleep Number Corp. *	55,003	6,132,285
Sonic Automotive, Inc., Class A	138,993	6,703,632
Stamps.com, Inc. *	10,409	1,953,561
Stitch Fix, Inc., Class A *	4,051	216,566
The Buckle, Inc.	140,380	5,912,806
The Children's Place, Inc. *	102,632	9,543,750
TravelCenters of America, Inc. *	29,125	833,558
Zumiez, Inc. *	72,579	3,180,412
		299,589,406

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.8%
Ambarella, Inc. *	19,784	1,985,918
Amkor Technology, Inc.	307,899	6,496,669
Brooks Automation, Inc.	31,985	3,265,349
Cirrus Logic, Inc. *	84,771	6,618,072
CMC Materials, Inc.	14,808	2,285,319
Cree, Inc. *	85,056	8,506,451
Diodes, Inc. *	42,105	3,186,085
Entegris, Inc.	51,590	5,904,475
First Solar, Inc. *	105,899	8,059,973
FormFactor, Inc. *	7,633	269,063
Kulicke & Soffa Industries, Inc.	100,781	5,230,534
MKS Instruments, Inc.	47,478	8,936,784
Monolithic Power Systems, Inc.	7,603	2,608,741
Photronics, Inc. *	164,283	2,224,392
Power Integrations, Inc.	34,583	2,842,377
Semtech Corp. *	36,995	2,330,685
Silicon Laboratories, Inc. *	22,751	3,106,877
SolarEdge Technologies, Inc. *	1,730	446,357
Synaptics, Inc. *	53,149	6,714,313
Ultra Clean Holdings, Inc. *	49,246	2,774,027
Universal Display Corp.	1,719	371,063
		84,163,524

Software & Services 4.3%
ACI Worldwide, Inc. *	105,121	4,021,929
Aspen Technology, Inc. *	30,624	4,179,257
Avaya Holdings Corp. *	107,734	3,089,811
Black Knight, Inc. *	68,264	5,009,895
Blackbaud, Inc. *	26,971	1,906,580
Cardtronics plc, Class A *	75,392	2,935,011
Cerence, Inc. *	36,390	3,461,781
Cognyte Software Ltd. *	50,451	1,298,609
CommVault Systems, Inc. *	49,047	3,735,910
Concentrix Corp. *	97,977	14,963,047
Conduent, Inc. *	2,269,590	17,203,492
CSG Systems International, Inc.	57,299	2,523,448
Dolby Laboratories, Inc., Class A	50,427	4,918,650
Dropbox, Inc., Class A *	20,376	557,284
Ebix, Inc.	59,401	1,627,587
Envestnet, Inc. *	4,424	318,395
EPAM Systems, Inc. *	13,380	6,390,288
Euronet Worldwide, Inc. *	44,789	6,702,226
EVERTEC, Inc.	54,752	2,383,355
ExlService Holdings, Inc. *	31,476	3,209,923
Fair Isaac Corp. *	10,289	5,206,851
Fortinet, Inc. *	23,247	5,080,399
Gartner, Inc. *	48,322	11,202,973
Globant S.A. *	1,626	354,257
GoDaddy, Inc., Class A *	30,460	2,466,042
Guidewire Software, Inc. *	2,689	262,823
InterDigital, Inc.	66,130	5,341,981
j2 Global, Inc. *	55,578	6,921,128
LiveRamp Holdings, Inc. *	81,209	4,079,940
Manhattan Associates, Inc. *	40,003	5,439,608
MicroStrategy, Inc., Class A *	7,635	3,588,450
Nuance Communications, Inc. *	95,730	5,064,117
Pagseguro Digital Ltd., Class A *	7,086	347,993
Palo Alto Networks, Inc. *	7,043	2,558,370
Paycom Software, Inc. *	4,406	1,452,218
Pegasystems, Inc.	11,113	1,312,890
Perficient, Inc. *	35,922	2,571,656
Progress Software Corp.	57,713	2,572,268
PTC, Inc. *	33,553	4,500,799
ServiceNow, Inc. *	896	424,596
Splunk, Inc. *	3,836	464,923
Square, Inc., Class A *	10,968	2,440,599

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
StoneCo Ltd., Class A *	3,083	203,386
Sykes Enterprises, Inc. *	104,961	4,399,965
Tyler Technologies, Inc. *	7,326	2,953,550
Unisys Corp. *	115,775	2,976,575
Verint Systems, Inc. *	50,152	2,312,509
VMware, Inc., Class A *(a)	46,351	7,318,359
Vonage Holdings Corp. *	189,220	2,607,452
WEX, Inc. *	23,340	4,572,539
Workday, Inc., Class A *	1,623	371,213
Xperi Holding Corp.	260,109	5,571,535
		197,378,442

Technology Hardware & Equipment 3.9%
3D Systems Corp. *	151,085	4,443,410
ADTRAN, Inc.	180,908	3,583,788
Advanced Energy Industries, Inc.	33,090	3,375,511
Arista Networks, Inc. *	15,462	5,247,494
Badger Meter, Inc.	20,727	1,980,879
Belden, Inc.	126,443	6,398,016
Benchmark Electronics, Inc.	275,917	8,539,631
Ciena Corp. *	122,259	6,463,833
Cognex Corp.	58,689	4,659,320
Coherent, Inc. *	30,622	8,041,643
CommScope Holding Co., Inc. *	782,938	15,901,471
Comtech Telecommunications Corp.	76,699	1,939,718
CTS Corp.	56,238	2,151,104
EchoStar Corp., Class A *	133,551	3,537,766
ePlus, Inc. *	36,292	3,432,134
Fabrinet *	40,199	3,605,448
II-VI, Inc. *	50,422	3,396,930
IPG Photonics Corp. *	24,966	5,224,385
Itron, Inc. *	36,703	3,499,631
Knowles Corp. *	154,113	3,165,481
Littelfuse, Inc.	19,875	5,192,145
Lumentum Holdings, Inc. *	27,858	2,266,805
Methode Electronics, Inc.	84,083	4,067,936
National Instruments Corp.	149,407	6,095,806
NETGEAR, Inc. *	68,690	2,670,667
NetScout Systems, Inc. *	205,856	6,052,166
Novanta, Inc. *	2,299	319,492
OSI Systems, Inc. *	29,959	2,886,849
PC Connection, Inc.	54,527	2,660,372
Plantronics, Inc. *	155,669	5,105,943
Plexus Corp. *	72,866	7,199,890
Rogers Corp. *	18,494	3,464,851
ScanSource, Inc. *	222,135	6,781,782
Stratasys Ltd. *	86,156	1,989,342
Super Micro Computer, Inc. *	118,191	4,105,955
TTM Technologies, Inc. *	352,800	5,344,920
ViaSat, Inc. *	92,601	4,924,521
Viavi Solutions, Inc. *	129,013	2,261,598
Vishay Intertechnology, Inc.	354,246	8,526,701
		180,505,334

Telecommunication Services 0.6%
ATN International, Inc.	26,823	1,267,923
Cincinnati Bell, Inc. *	152,056	2,341,662
Cogent Communications Holdings, Inc.	33,858	2,559,665
Consolidated Communications Holdings, Inc. *	636,756	5,960,036
Iridium Communications, Inc. *	54,402	2,078,701
Liberty Latin America Ltd., Class A *	155,851	2,223,994
Liberty Latin America Ltd., Class C *	433,936	6,240,000
Shenandoah Telecommunications Co.	41,061	2,048,533
United States Cellular Corp. *	60,296	2,276,174
		26,996,688

Security	Number of Shares	Value ($)
Transportation 2.3%
Air Transport Services Group, Inc. *	93,036	2,311,014
Alaska Air Group, Inc. *	122,913	8,505,580
Allegiant Travel Co. *	10,682	2,365,636
AMERCO	15,015	8,634,225
ArcBest Corp.	157,052	12,224,928
Atlas Air Worldwide Holdings, Inc. *	37,438	2,805,229
Atlas Corp.	274,628	3,811,837
Copa Holdings S.A., Class A *	28,002	2,303,444
Costamare, Inc.	216,318	2,321,092
Echo Global Logistics, Inc. *	104,101	3,556,090
Forward Air Corp.	61,694	5,977,532
Hawaiian Holdings, Inc. *	100,434	2,591,197
Heartland Express, Inc.	97,186	1,763,926
Hub Group, Inc., Class A *	115,981	8,096,634
JetBlue Airways Corp. *	422,312	8,488,471
Marten Transport Ltd.	114,965	1,961,303
Mesa Air Group, Inc. *	25,167	244,623
Saia, Inc. *	25,863	5,952,628
Schneider National, Inc., Class B	157,538	3,858,106
SkyWest, Inc. *	48,055	2,356,137
Spirit Airlines, Inc. *	98,467	3,516,256
Uber Technologies, Inc. *	72,019	3,660,726
Werner Enterprises, Inc.	120,279	5,772,189
Yellow Corp. *	544,786	3,464,839
		106,543,642

Utilities 2.6%
ALLETE, Inc.	104,548	7,202,312
American States Water Co.	30,166	2,394,275
Atlantica Sustainable Infrastructure plc	97,560	3,546,306
Avangrid, Inc.	95,166	5,013,345
Avista Corp.	151,735	6,878,148
Black Hills Corp.	101,502	6,677,817
California Water Service Group	47,567	2,703,708
Chesapeake Utilities Corp.	17,597	2,015,912
Clearway Energy, Inc., Class A	27,186	683,184
Clearway Energy, Inc., Class C	57,459	1,541,625
Essential Utilities, Inc.	131,956	6,307,497
Hawaiian Electric Industries, Inc.	200,771	8,643,192
IDACORP, Inc.	69,506	6,808,113
MGE Energy, Inc.	38,323	2,874,991
National Fuel Gas Co.	139,572	7,242,391
New Jersey Resources Corp.	154,229	6,588,663
Northwest Natural Holding Co.	48,855	2,583,452
NorthWestern Corp.	97,509	6,177,195
ONE Gas, Inc.	77,279	5,743,375
Ormat Technologies, Inc.	34,553	2,385,885
Otter Tail Corp.	70,316	3,373,058
PNM Resources, Inc.	121,080	5,947,450
SJW Group	24,317	1,567,231
South Jersey Industries, Inc.	149,414	3,983,377
Spire, Inc.	89,606	6,421,166
Unitil Corp.	33,952	1,862,267
		117,165,935
Total Common Stock
(Cost $3,451,731,461)		4,574,892,215

Investment Companies 1.3% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	7,625,532	7,625,532

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 1.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	51,302,780	51,302,780
Total Investment Companies
(Cost $58,928,312)		58,928,312

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/18/21	29	3,289,470	91,472
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $49,365,802.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,495,050,086	$—	$—	$4,495,050,086
Pharmaceuticals, Biotechnology & Life Sciences	77,808,521	—	2,033,608	79,842,129
Investment Companies[1]	58,928,312	—	—	58,928,312
Futures Contracts[2]	91,472	—	—	91,472
Total	$4,631,878,391	$—	$2,033,608	$4,633,911,999
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets

Australia 5.5%
AGL Energy Ltd.	456,247	2,908,920
Amcor plc	276,081	3,245,881
AMP Ltd.	3,342,969	3,028,283
Ampol Ltd.	233,063	5,241,263
APA Group	249,814	1,773,792
Aristocrat Leisure Ltd.	62,847	2,030,619
Aurizon Holdings Ltd.	827,090	2,327,404
Australia & New Zealand Banking Group Ltd.	1,385,830	30,834,186
Bendigo & Adelaide Bank Ltd.	254,661	2,055,584
BHP Group Ltd.	986,553	36,629,678
BlueScope Steel Ltd.	318,569	5,248,488
Boral Ltd. *	667,338	3,529,362
Brambles Ltd.	417,895	3,495,611
Coles Group Ltd.	399,286	5,113,049
Commonwealth Bank of Australia	524,228	40,641,683
Computershare Ltd.	122,190	1,525,137
Crown Resorts Ltd. *	217,514	2,169,940
CSL Ltd.	28,092	6,261,624
Downer EDI Ltd.	549,702	2,407,143
Fortescue Metals Group Ltd.	312,649	5,331,733
Goodman Group	119,540	1,781,440
Incitec Pivot Ltd.	995,780	1,773,379
Insurance Australia Group Ltd.	948,821	3,650,153
James Hardie Industries plc	44,604	1,458,716
JB Hi-Fi Ltd.	33,036	1,226,847
Lendlease Corp., Ltd.	375,442	3,577,565
Macquarie Group Ltd.	68,141	8,009,753
Medibank Pvt Ltd.	1,154,801	2,786,620
Metcash Ltd.	905,577	2,457,504
Mirvac Group	1,066,190	2,309,761
National Australia Bank Ltd.	1,335,775	27,897,708
Newcrest Mining Ltd.	104,875	2,273,597
Oil Search Ltd.	526,734	1,510,638
Orica Ltd.	143,237	1,518,393
Origin Energy Ltd.	918,155	2,888,034
Qantas Airways Ltd. *	384,151	1,424,535
QBE Insurance Group Ltd.	533,332	4,531,119
Ramsay Health Care Ltd.	31,956	1,560,967
Rio Tinto Ltd.	140,975	13,370,389
Santos Ltd.	253,763	1,345,993
Scentre Group	1,668,840	3,525,263
Sims Ltd.	214,524	2,621,388
Sonic Healthcare Ltd.	93,884	2,520,267
South32 Ltd.	1,956,495	4,525,079
Stockland	792,924	2,848,680
Suncorp Group Ltd.	810,900	6,983,075
Tabcorp Holdings Ltd.	475,175	1,893,958
Telstra Corp., Ltd.	3,004,806	8,084,777
Transurban Group	243,035	2,604,413
Treasury Wine Estates Ltd.	148,628	1,345,225
Viva Energy Group Ltd.	1,266,152	2,010,848
Security	Number of Shares	Value ($)
Wesfarmers Ltd.	424,159	18,158,609
Westpac Banking Corp.	1,780,406	36,319,101
Woodside Petroleum Ltd.	427,244	7,282,675
Woolworths Group Ltd.	539,879	17,443,768
		371,319,617

Austria 0.3%
Erste Group Bank AG	138,795	5,748,486
OMV AG	112,583	6,530,749
Raiffeisen Bank International AG	87,608	2,088,504
voestalpine AG	120,768	5,425,547
Wienerberger AG	46,854	1,825,265
		21,618,551

Belgium 0.8%
Ageas S.A. N.V.	83,158	5,380,998
Anheuser-Busch InBev S.A.	284,437	21,599,994
Etablissements Franz Colruyt N.V.	24,161	1,470,409
Groupe Bruxelles Lambert S.A.	43,503	4,938,964
KBC Group N.V.	98,840	8,088,602
Proximus SADP	97,615	1,988,765
Solvay S.A.	39,671	5,368,933
UCB S.A.	20,582	1,933,550
Umicore S.A.	59,221	3,564,440
		54,334,655

Canada 7.6%
Agnico Eagle Mines Ltd.	25,702	1,850,629
Air Canada *	111,554	2,509,965
Alimentation Couche-Tard, Inc., B Shares	258,936	9,470,027
AltaGas Ltd.	86,272	1,712,585
ARC Resources Ltd.	561,594	4,267,743
Atco Ltd., Class I	49,998	1,801,252
Bank of Montreal	202,330	21,242,975
Barrick Gold Corp.	195,463	4,710,205
Bausch Health Cos., Inc. *	167,242	5,377,218
BCE, Inc.	111,490	5,543,120
Brookfield Asset Management, Inc., Class A	275,256	13,851,666
Canadian Imperial Bank of Commerce	132,443	15,619,064
Canadian National Railway Co.	128,261	14,439,980
Canadian Natural Resources Ltd.	518,756	17,971,804
Canadian Pacific Railway Ltd.	112,447	9,131,665
Canadian Tire Corp., Ltd., Class A	34,107	5,837,718
CCL Industries, Inc., Class B	27,152	1,532,245
Cenovus Energy, Inc.	1,219,756	9,905,469
CGI, Inc. *	61,007	5,453,258
CI Financial Corp.	147,929	2,746,728
Crescent Point Energy Corp.	1,401,382	5,730,817
Dollarama, Inc.	48,197	2,108,220
Emera, Inc.	60,207	2,815,973
Empire Co., Ltd., A Shares	96,689	3,308,877
Enbridge, Inc.	444,402	17,095,497

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fairfax Financial Holdings Ltd.	9,953	4,674,944
Finning International, Inc.	92,102	2,287,301
First Quantum Minerals Ltd.	191,161	4,755,288
Fortis, Inc.	105,953	4,834,544
George Weston Ltd.	50,438	4,937,329
Gildan Activewear, Inc.	98,545	3,564,914
Great-West Lifeco, Inc.	90,955	2,796,415
H&R Real Estate Investment Trust	151,209	1,994,006
Hydro One Ltd.	87,625	2,229,795
IA Financial Corp., Inc.	32,161	1,850,589
Imperial Oil Ltd.	187,282	6,179,686
Intact Financial Corp.	21,719	2,949,325
Inter Pipeline Ltd.	197,048	2,883,948
Keyera Corp.	90,404	2,242,139
Kinross Gold Corp.	228,939	1,855,391
Linamar Corp.	37,541	2,457,879
Loblaw Cos. Ltd.	87,778	5,401,835
Magna International, Inc.	250,220	25,162,852
Manulife Financial Corp.	560,967	11,720,867
Methanex Corp.	68,985	2,452,737
Metro, Inc.	74,635	3,614,361
National Bank of Canada	78,338	6,113,996
Nutrien Ltd.	227,148	14,127,177
Onex Corp.	42,836	3,138,588
Open Text Corp.	33,973	1,596,000
Parkland Corp.	51,074	1,673,857
Pembina Pipeline Corp.	131,561	4,252,862
Power Corp. of Canada	324,623	10,587,869
Quebecor, Inc., Class B	35,668	969,355
Restaurant Brands International, Inc.	26,729	1,864,171
RioCan Real Estate Investment Trust	108,341	1,904,936
Rogers Communications, Inc., B Shares	125,567	6,483,124
Royal Bank of Canada	328,206	34,130,164
Saputo, Inc.	83,805	2,908,200
Shaw Communications, Inc., B Shares	176,866	5,288,411
SNC-Lavalin Group, Inc.	108,191	2,973,461
Sun Life Financial, Inc.	138,406	7,455,363
Suncor Energy, Inc.	1,082,098	24,992,164
TC Energy Corp.	195,847	10,004,734
Teck Resources Ltd., Class B	363,904	8,977,102
TELUS Corp.	137,771	3,108,971
TFI International, Inc.	28,084	2,692,158
The Bank of Nova Scotia	414,429	27,898,482
The Toronto-Dominion Bank	426,172	30,717,546
Thomson Reuters Corp.	48,943	4,793,821
Vermilion Energy, Inc. *	235,472	1,810,873
Waste Connections, Inc.	22,830	2,771,350
West Fraser Timber Co., Ltd.	56,078	4,315,406
WSP Global, Inc.	21,031	2,385,486
		516,816,472

Denmark 0.9%
AP Moller - Maersk A/S, A Shares	2,164	5,710,548
AP Moller - Maersk A/S, B Shares	3,116	8,608,130
Carlsberg A/S, B Shares	20,568	3,780,158
Coloplast A/S, B Shares	9,466	1,503,433
Danske Bank A/S	356,464	6,711,965
DSV PANALPINA A/S	16,384	3,994,788
ISS A/S *	152,689	3,250,192
Novo Nordisk A/S, B Shares	187,573	14,829,539
Novozymes A/S, B Shares	31,477	2,298,058
Orsted A/S	18,328	2,802,857
Pandora A/S	32,480	4,395,681
Vestas Wind Systems A/S	147,383	5,765,098
		63,650,447

Security	Number of Shares	Value ($)
Finland 1.0%
Elisa Oyj	25,877	1,532,918
Fortum Oyj	128,289	3,703,723
Kesko Oyj, B Shares	94,724	3,290,867
Kone Oyj, B Shares	50,554	4,110,006
Neste Oyj	66,516	4,383,532
Nokia Oyj *	1,932,901	10,077,531
Nokian Renkaat Oyj	59,768	2,393,874
Nordea Bank Abp	1,389,396	15,042,875
Outokumpu Oyj *	524,721	2,926,207
Sampo Oyj, A Shares	133,871	6,366,446
Stora Enso Oyj, R Shares	248,216	4,419,054
UPM-Kymmene Oyj	234,843	8,962,698
Wartsila Oyj Abp	234,162	3,161,934
		70,371,665

France 8.7%
Accor S.A. *	46,726	1,862,399
Air France-KLM *(a)	464,486	2,621,980
Air Liquide S.A.	81,380	13,835,007
Airbus SE *	101,660	13,374,409
Alstom S.A. *	64,552	3,644,687
Arkema S.A.	32,867	4,354,017
Atos SE	24,543	1,642,544
AXA S.A.	832,672	23,131,553
BNP Paribas S.A.	623,131	42,872,104
Bollore S.A.	360,011	1,863,826
Bouygues S.A.	147,722	6,008,449
Bureau Veritas S.A. *	58,048	1,779,800
Capgemini SE	38,597	7,219,450
Carrefour S.A. (a)	613,117	12,472,703
Casino Guichard Perrachon S.A. *(a)	97,208	3,137,969
Cie de Saint-Gobain *	333,890	22,426,987
Cie Generale des Etablissements Michelin S.C.A. (a)	97,229	14,876,001
CNP Assurances (a)	96,632	1,775,689
Credit Agricole S.A.	529,914	7,941,122
Danone S.A.	161,947	11,532,739
Dassault Systemes SE	7,093	1,630,864
Eiffage S.A.	37,551	4,143,378
Electricite de France S.A.	500,983	7,082,211
Elis S.A. *	90,576	1,726,745
Engie S.A.	1,146,523	17,131,149
EssilorLuxottica S.A. (a)	33,462	5,811,808
Eurazeo SE	20,108	1,778,305
Eutelsat Communications S.A.	142,227	1,789,712
Faurecia SE *	98,560	5,415,945
Hermes International	2,006	2,795,488
Kering S.A.	8,045	7,338,252
Klepierre S.A.	71,833	2,086,955
L'Oreal S.A.	27,147	12,286,830
Lagardere S.C.A. *	89,987	2,275,663
Legrand S.A.	44,859	4,701,655
LVMH Moet Hennessy Louis Vuitton SE	26,869	21,464,643
Natixis S.A. *	696,959	3,445,244
Orange S.A.	1,531,085	19,538,694
Pernod-Ricard S.A.	30,960	6,833,763
Publicis Groupe S.A.	105,583	7,138,184
Renault S.A. *	379,317	15,767,968
Rexel S.A. *	303,494	6,170,313
Rubis S.C.A.	31,895	1,533,135
Safran S.A.	56,364	8,522,055
Sanofi	279,523	29,950,462
Schneider Electric SE	114,818	18,269,237
SCOR SE *	83,248	2,706,594
SES S.A.	282,332	2,349,680
Societe Generale S.A.	1,133,508	36,245,546

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sodexo S.A. *	39,489	3,811,723
STMicroelectronics N.V.	91,546	3,419,104
Suez S.A.	195,378	4,756,424
Technip Energies N.V. *	81,942	1,243,229
TechnipFMC plc *	385,919	3,309,555
Teleperformance	5,871	2,249,228
Thales S.A.	27,143	2,784,671
Total SE	1,601,149	74,399,517
Valeo S.A.	187,335	6,163,739
Veolia Environnement S.A.	271,585	8,561,913
Vinci S.A.	138,084	15,710,535
Vivendi SE	196,594	7,160,481
Wendel SE	14,836	2,074,720
		591,948,752

Germany 7.8%
adidas AG	29,171	10,637,298
Allianz SE	139,039	36,880,394
Aurubis AG	41,948	3,923,378
BASF SE	547,211	44,761,186
Bayer AG	391,266	24,898,663
Bayerische Motoren Werke AG	294,729	31,310,493
Beiersdorf AG	15,481	1,834,901
Brenntag SE	61,119	5,738,768
Commerzbank AG *	889,215	7,169,682
Continental AG	90,420	13,400,255
Covestro AG	131,011	9,144,567
Daimler AG	714,658	66,719,765
Deutsche Bank AG *	812,302	12,218,416
Deutsche Boerse AG	16,652	2,721,183
Deutsche Lufthansa AG *(a)	464,628	6,048,133
Deutsche Post AG	362,112	24,591,699
Deutsche Telekom AG	1,739,625	36,203,116
Deutsche Wohnen SE	29,933	1,904,821
E.ON SE	842,263	10,239,506
Evonik Industries AG	98,626	3,540,563
Freenet AG *	73,675	2,031,877
Fresenius Medical Care AG & Co. KGaA	70,800	5,673,197
Fresenius SE & Co. KGaA	200,410	10,901,600
GEA Group AG	63,679	2,770,045
Hannover Rueck SE	14,657	2,563,895
HeidelbergCement AG	92,471	8,452,771
Henkel AG & Co. KGaA	31,595	3,134,803
HUGO BOSS AG	58,301	3,312,343
Infineon Technologies AG	165,421	6,693,074
K+S AG	268,860	3,717,259
KION Group AG	21,040	2,235,950
Knorr-Bremse AG	10,011	1,243,880
LANXESS AG	38,731	2,894,975
Merck KGaA	20,424	3,672,213
METRO AG	216,395	2,807,357
MTU Aero Engines AG	9,141	2,376,232
Muenchener Rueckversicherungs-Gesellschaft AG	41,935	12,060,724
ProSiebenSat.1 Media SE *	134,492	3,021,871
Rheinmetall AG	19,570	2,040,635
RWE AG	197,087	7,488,143
Salzgitter AG *	86,652	2,805,655
SAP SE	121,079	16,979,322
Siemens AG	219,452	36,062,202
Siemens Energy AG *	108,326	3,446,725
Siemens Healthineers AG	22,777	1,284,631
Symrise AG	11,965	1,592,337
Telefonica Deutschland Holding AG	464,082	1,277,061
ThyssenKrupp AG *	462,862	5,455,671
Uniper SE	160,103	5,876,238
United Internet AG	39,972	1,666,723
Security	Number of Shares	Value ($)
Volkswagen AG	25,279	9,238,084
Vonovia SE	56,401	3,538,301
		532,202,581

Hong Kong 1.7%
AAC Technologies Holdings, Inc.	214,487	1,297,451
AIA Group Ltd.	1,170,620	15,565,031
BOC Hong Kong Holdings Ltd.	1,096,550	4,040,627
CK Asset Holdings Ltd.	923,608	6,283,129
CK Hutchison Holdings Ltd.	1,555,562	12,385,973
CLP Holdings Ltd.	537,143	5,539,947
Galaxy Entertainment Group Ltd. *	299,870	2,509,381
Hang Seng Bank Ltd.	170,584	3,630,803
Henderson Land Development Co., Ltd.	334,277	1,610,766
Hong Kong & China Gas Co., Ltd.	1,428,743	2,514,544
Hong Kong Exchanges & Clearing Ltd.	39,576	2,434,269
Hongkong Land Holdings Ltd.	378,274	1,853,543
Jardine Matheson Holdings Ltd.	85,609	5,552,600
Lenovo Group Ltd.	4,277,914	5,153,449
Link REIT	230,064	2,218,681
MTR Corp., Ltd.	368,938	2,089,136
New World Development Co., Ltd.	702,869	3,817,036
Noble Group Ltd. *(a)(b)	54,070,092	612,947
PCCW Ltd. (a)	2,549,930	1,409,418
Samsonite International S.A. *	929,968	1,766,118
Sands China Ltd. *	640,806	2,935,084
Sino Land Co., Ltd.	995,938	1,588,573
Sun Hung Kai Properties Ltd.	465,775	7,273,327
Swire Pacific Ltd., A Shares	504,000	3,922,128
Techtronic Industries Co., Ltd.	128,598	2,424,002
The Wharf Holdings Ltd.	1,258,152	4,336,219
WH Group Ltd.	5,407,278	4,660,786
Wharf Real Estate Investment Co., Ltd.	570,937	3,457,326
Yue Yuen Industrial Holdings Ltd.	910,828	2,376,379
		115,258,673

Ireland 0.1%
Bank of Ireland Group plc *	652,579	4,229,076
Kerry Group plc, A Shares	19,449	2,632,159
Kingspan Group plc	15,639	1,487,855
		8,349,090

Israel 0.2%
Bank Hapoalim B.M. *	286,548	2,513,154
Bank Leumi Le-Israel *	394,908	3,168,208
ICL Group Ltd.	360,367	2,570,604
Teva Pharmaceutical Industries Ltd. *	376,994	4,010,612
		12,262,578

Italy 3.3%
A2A S.p.A.	776,164	1,620,087
Assicurazioni Generali S.p.A.	565,586	11,605,675
Atlantia S.p.A. *	210,941	4,021,389
Banco BPM S.p.A.	1,057,850	3,744,730
CNH Industrial N.V.	531,845	9,131,685
Enel S.p.A.	2,910,055	28,865,985
Eni S.p.A.	2,887,385	35,503,302
EXOR N.V.	164,818	14,198,669
Ferrari N.V.	6,970	1,469,706
Intesa Sanpaolo S.p.A.	8,683,179	25,480,990
Leonardo S.p.A.	294,921	2,575,880
Mediobanca Banca di Credito Finanziario S.p.A. *	250,725	2,985,792
Pirelli & C S.p.A. *	257,689	1,519,295
Poste Italiane S.p.A.	139,840	1,959,832

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Prysmian S.p.A.	66,636	2,299,621
Saras S.p.A. *	1,806,200	1,550,717
Snam S.p.A.	524,684	3,087,065
Stellantis N.V.	2,136,914	41,925,233
Telecom Italia S.p.A.	16,395,523	8,781,779
Tenaris S.A.	284,640	3,244,045
Terna S.p.A.	267,968	2,046,686
UniCredit S.p.A.	1,407,413	17,991,334
Unipol Gruppo S.p.A.	329,609	1,821,264
		227,430,761

Japan 22.6%
Advantest Corp.	15,628	1,376,998
Aeon Co., Ltd.	261,131	7,068,761
AGC, Inc.	149,495	6,565,682
Air Water, Inc.	86,864	1,477,814
Aisin Corp.	185,150	8,106,363
Ajinomoto Co., Inc.	160,896	3,742,414
Alfresa Holdings Corp.	152,672	2,366,954
Alps Alpine Co., Ltd.	185,365	2,010,825
Amada Co., Ltd.	156,240	1,693,458
ANA Holdings, Inc. *	89,179	2,157,406
Asahi Group Holdings Ltd.	125,682	6,091,249
Asahi Kasei Corp.	805,140	9,085,508
Astellas Pharma, Inc.	504,591	8,077,585
Bandai Namco Holdings, Inc.	39,590	2,843,928
Bic Camera, Inc.	110,951	1,104,718
Bridgestone Corp.	423,170	18,819,954
Brother Industries Ltd.	139,984	2,996,339
Canon, Inc.	705,271	16,818,124
Casio Computer Co., Ltd.	69,512	1,217,369
Central Japan Railway Co.	69,747	10,461,257
Chubu Electric Power Co., Inc.	597,055	7,131,000
Chugai Pharmaceutical Co., Ltd.	30,170	1,146,446
Coca-Cola Bottlers Japan Holdings, Inc.	101,577	1,713,347
COMSYS Holdings Corp.	41,772	1,202,168
Concordia Financial Group Ltd.	425,782	1,614,468
Cosmo Energy Holdings Co., Ltd.	119,828	2,538,752
Dai Nippon Printing Co., Ltd.	216,214	4,706,673
Dai-ichi Life Holdings, Inc.	476,813	10,008,846
Daicel Corp.	242,407	1,946,309
Daido Steel Co., Ltd.	32,683	1,613,719
Daiichi Sankyo Co., Ltd.	148,939	3,429,084
Daikin Industries Ltd.	43,090	8,653,263
Daito Trust Construction Co., Ltd.	37,085	4,049,928
Daiwa House Industry Co., Ltd.	359,574	10,518,296
Daiwa Securities Group, Inc.	595,100	3,453,447
Denka Co., Ltd.	51,213	1,958,178
Denso Corp.	255,001	17,485,452
Dentsu Group, Inc.	92,908	3,252,519
DIC Corp.	78,606	2,021,348
East Japan Railway Co.	193,264	13,680,930
Ebara Corp.	52,855	2,604,902
EDION Corp.	124,949	1,249,774
Eisai Co., Ltd.	38,373	2,580,299
Electric Power Development Co., Ltd.	182,697	2,583,258
ENEOS Holdings, Inc.	3,894,480	16,112,647
FANUC Corp.	32,111	7,740,510
Fast Retailing Co., Ltd.	4,703	3,841,514
Fuji Electric Co., Ltd.	60,791	2,868,882
FUJIFILM Holdings Corp.	145,926	10,073,837
Fujikura Ltd. *	428,746	1,859,621
Fujitsu Ltd.	75,665	12,353,399
Furukawa Electric Co., Ltd.	62,260	1,676,307
H2O Retailing Corp.	194,519	1,581,268
Hakuhodo DY Holdings, Inc.	123,919	2,117,243
Hankyu Hanshin Holdings, Inc.	77,397	2,431,522
Hanwa Co., Ltd.	77,968	2,307,668
Security	Number of Shares	Value ($)
Haseko Corp.	197,457	2,826,072
Hino Motors Ltd.	282,601	2,700,738
Hitachi Construction Machinery Co., Ltd.	46,711	1,586,411
Hitachi Ltd.	625,204	33,063,755
Hitachi Metals Ltd. *	116,576	2,248,308
Hokkaido Electric Power Co., Inc.	306,527	1,393,621
Honda Motor Co., Ltd.	1,580,269	49,832,897
Hoya Corp.	35,876	4,731,815
Idemitsu Kosan Co., Ltd.	221,895	5,276,248
IHI Corp. *	142,121	3,520,233
Iida Group Holdings Co., Ltd.	105,573	2,850,159
Inpex Corp.	810,636	5,550,433
Isetan Mitsukoshi Holdings Ltd.	442,887	3,209,647
Isuzu Motors Ltd.	438,367	5,947,202
ITOCHU Corp.	472,571	14,292,077
J Front Retailing Co., Ltd.	224,289	2,235,242
Japan Airlines Co., Ltd. *	112,801	2,570,396
Japan Exchange Group, Inc.	49,900	1,165,657
Japan Post Holdings Co., Ltd. *	798,504	6,739,454
Japan Post Insurance Co., Ltd.	90,696	1,806,910
Japan Tobacco, Inc.	512,595	10,198,298
JFE Holdings, Inc.	1,003,216	13,592,106
JGC Holdings Corp.	171,351	1,654,692
JSR Corp.	60,178	1,838,582
JTEKT Corp.	315,992	3,393,376
K's Holdings Corp.	120,835	1,455,843
Kajima Corp.	308,878	4,297,189
Kaneka Corp.	57,272	2,372,121
Kao Corp.	87,094	5,355,123
Kawasaki Heavy Industries Ltd. *	170,307	4,153,338
KDDI Corp.	732,123	24,957,755
Keio Corp.	20,727	1,319,291
Kewpie Corp.	66,814	1,541,324
Keyence Corp.	7,134	3,540,566
Kikkoman Corp.	29,145	1,931,958
Kinden Corp.	75,115	1,266,317
Kintetsu Group Holdings Co., Ltd. *	50,974	1,809,988
Kirin Holdings Co., Ltd.	310,087	6,253,903
Kobe Steel Ltd.	780,949	5,354,267
Koito Manufacturing Co., Ltd.	45,826	3,033,537
Komatsu Ltd.	401,087	12,119,228
Konica Minolta, Inc.	826,198	4,597,710
Kubota Corp.	331,432	7,657,820
Kuraray Co., Ltd.	258,882	2,749,481
Kyocera Corp.	105,607	6,513,592
Kyushu Electric Power Co., Inc.	458,462	3,747,737
Kyushu Railway Co.	70,241	1,617,188
Lixil Corp.	147,732	4,012,507
Makita Corp.	55,008	2,625,979
Marubeni Corp.	1,540,004	13,835,180
Matsumotokiyoshi Holdings Co., Ltd.	34,935	1,516,841
Mazda Motor Corp. *	1,191,950	10,513,221
Medipal Holdings Corp.	137,369	2,623,095
MEIJI Holdings Co., Ltd.	52,024	3,235,682
MINEBEA MITSUMI, Inc.	135,272	3,714,676
MISUMI Group, Inc.	46,403	1,504,221
Mitsubishi Chemical Holdings Corp.	1,292,396	10,489,590
Mitsubishi Corp.	691,316	18,958,937
Mitsubishi Electric Corp.	1,044,853	16,355,667
Mitsubishi Estate Co., Ltd.	251,499	4,142,673
Mitsubishi Gas Chemical Co., Inc.	108,167	2,551,354
Mitsubishi Heavy Industries Ltd.	300,944	9,284,865
Mitsubishi Materials Corp.	149,235	3,202,497
Mitsubishi Motors Corp. *	1,031,406	2,897,972
Mitsubishi UFJ Financial Group, Inc.	5,546,098	31,836,796
Mitsui & Co., Ltd.	769,306	17,092,969
Mitsui Chemicals, Inc.	134,951	4,589,377
Mitsui Fudosan Co., Ltd.	295,999	7,039,649
Mitsui Mining & Smelting Co., Ltd.	47,764	1,394,157

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mitsui OSK Lines Ltd.	116,411	4,631,035
Mizuho Financial Group, Inc.	1,048,075	16,263,151
MS&AD Insurance Group Holdings, Inc.	217,871	6,690,160
Murata Manufacturing Co., Ltd.	104,115	7,906,018
Nagase & Co., Ltd.	129,143	1,911,751
Nagoya Railroad Co., Ltd. *	61,801	1,206,517
NEC Corp.	100,947	4,727,229
NGK Insulators Ltd.	122,322	2,177,827
NGK Spark Plug Co., Ltd.	114,087	1,818,545
NH Foods Ltd.	81,117	3,278,609
NHK Spring Co., Ltd.	198,357	1,506,052
Nichirei Corp.	44,986	1,162,948
Nidec Corp.	46,490	5,366,588
Nikon Corp.	288,845	3,028,309
Nintendo Co., Ltd.	7,795	4,817,696
Nippon Electric Glass Co., Ltd.	66,706	1,611,619
Nippon Express Co., Ltd.	52,893	4,285,307
Nippon Light Metal Holdings Co., Ltd.	63,840	1,107,005
Nippon Paper Industries Co., Ltd.	136,207	1,618,755
Nippon Shokubai Co., Ltd.	21,663	1,107,034
Nippon Steel Corp.	1,234,258	23,596,521
Nippon Steel Trading Corp.	37,325	1,506,915
Nippon Telegraph & Telephone Corp.	721,762	19,492,004
Nippon Yusen K.K.	183,556	7,510,816
Nissan Motor Co., Ltd. *	3,331,845	16,762,990
Nisshin Seifun Group, Inc.	112,193	1,704,701
Nissin Foods Holdings Co., Ltd.	13,124	952,303
Nitori Holdings Co., Ltd.	9,631	1,667,855
Nitto Denko Corp.	64,181	5,083,124
NOK Corp.	141,756	1,789,110
Nomura Holdings, Inc.	894,051	4,922,463
Nomura Real Estate Holdings, Inc.	61,727	1,622,667
NSK Ltd.	366,686	3,557,663
NTN Corp. *	637,790	1,873,209
NTT Data Corp.	211,187	3,422,007
Obayashi Corp.	439,904	3,752,034
Odakyu Electric Railway Co., Ltd.	57,140	1,505,721
Oji Holdings Corp.	666,845	4,001,980
Olympus Corp.	120,768	2,582,826
Omron Corp.	44,541	3,539,789
Ono Pharmaceutical Co., Ltd.	48,466	1,107,259
Oriental Land Co., Ltd.	11,585	1,719,183
ORIX Corp.	486,700	8,634,251
Osaka Gas Co., Ltd.	239,779	4,589,541
Otsuka Corp.	24,863	1,345,168
Otsuka Holdings Co., Ltd.	121,710	5,097,488
PALTAC Corp.	19,436	1,033,877
Pan Pacific International Holdings Corp.	65,797	1,316,239
Panasonic Corp.	1,455,378	16,628,165
Persol Holdings Co., Ltd.	70,040	1,368,001
Rakuten Group, Inc.	128,166	1,489,394
Recruit Holdings Co., Ltd.	144,037	7,409,114
Renesas Electronics Corp. *	187,344	2,008,444
Resona Holdings, Inc.	892,125	3,844,310
Ricoh Co., Ltd.	614,110	7,354,243
Rohm Co., Ltd.	25,393	2,387,485
Ryohin Keikaku Co., Ltd.	78,096	1,504,755
Sankyu, Inc.	28,756	1,260,322
Santen Pharmaceutical Co., Ltd.	74,794	998,387
SBI Holdings, Inc.	52,833	1,348,989
Secom Co., Ltd.	42,018	3,328,200
Seibu Holdings, Inc. *	97,192	1,120,613
Seiko Epson Corp.	207,030	3,778,215
Seino Holdings Co., Ltd.	104,811	1,485,795
Sekisui Chemical Co., Ltd.	195,034	3,415,644
Sekisui House Ltd.	309,271	6,529,914
Seven & i Holdings Co., Ltd.	421,380	18,579,419
SG Holdings Co., Ltd.	85,126	1,886,357
Shikoku Electric Power Co., Inc.	160,110	1,087,540
Security	Number of Shares	Value ($)
Shimadzu Corp.	43,394	1,544,783
Shimamura Co., Ltd.	17,183	1,649,943
Shimano, Inc.	9,654	2,199,418
Shimizu Corp.	374,214	3,055,642
Shin-Etsu Chemical Co., Ltd.	69,419	12,091,120
Shionogi & Co., Ltd.	46,611	2,382,364
Shiseido Co., Ltd.	46,053	3,333,739
Showa Denko K.K.	124,809	3,955,075
SMC Corp.	6,076	3,664,661
Softbank Corp.	632,978	8,129,861
SoftBank Group Corp.	462,337	35,263,312
Sojitz Corp.	1,264,642	3,932,781
Sompo Holdings, Inc.	140,886	5,676,434
Sony Group Corp.	180,715	18,026,311
Stanley Electric Co., Ltd.	63,887	1,925,760
Subaru Corp.	537,611	10,537,127
SUMCO Corp.	61,320	1,421,832
Sumitomo Chemical Co., Ltd.	1,489,454	8,302,208
Sumitomo Corp.	723,693	10,278,777
Sumitomo Electric Industries Ltd.	766,456	11,854,891
Sumitomo Forestry Co., Ltd.	105,863	2,163,947
Sumitomo Heavy Industries Ltd.	93,614	2,953,768
Sumitomo Metal Mining Co., Ltd.	88,394	3,963,363
Sumitomo Mitsui Financial Group, Inc.	603,313	22,091,761
Sumitomo Mitsui Trust Holdings, Inc.	139,838	4,895,443
Sumitomo Realty & Development Co., Ltd.	98,280	3,353,897
Sumitomo Rubber Industries Ltd.	211,232	2,731,274
Suntory Beverage & Food Ltd.	48,256	1,796,848
Suzuken Co., Ltd.	68,546	2,162,806
Suzuki Motor Corp.	228,457	10,023,233
Sysmex Corp.	17,334	1,803,146
T&D Holdings, Inc.	225,670	3,080,070
Taiheiyo Cement Corp.	104,032	2,428,280
Taisei Corp.	112,827	3,996,010
Taiyo Yuden Co., Ltd.	31,360	1,497,068
Takashimaya Co., Ltd.	193,109	2,177,360
Takeda Pharmaceutical Co., Ltd.	273,413	9,357,823
TDK Corp.	38,748	4,904,498
Teijin Ltd.	151,947	2,509,077
Terumo Corp.	67,280	2,606,775
The Chugoku Electric Power Co., Inc.	176,438	1,711,838
The Kansai Electric Power Co., Inc.	687,685	6,503,227
The Yokohama Rubber Co., Ltd.	82,530	1,690,749
TIS, Inc.	70,366	1,808,817
Tobu Railway Co., Ltd.	60,855	1,564,882
Toho Gas Co., Ltd.	28,734	1,593,793
Toho Holdings Co., Ltd.	64,949	1,011,663
Tohoku Electric Power Co., Inc.	545,358	4,448,158
Tokio Marine Holdings, Inc.	210,903	9,916,612
Tokyo Electric Power Co. Holdings, Inc. *	3,948,546	12,386,891
Tokyo Electron Ltd.	19,676	8,639,728
Tokyo Gas Co., Ltd.	290,175	5,750,729
Tokyu Corp.	192,179	2,584,521
Tokyu Fudosan Holdings Corp.	330,371	1,991,689
Toppan Printing Co., Ltd.	242,640	4,251,578
Toray Industries, Inc.	1,199,115	7,956,301
Toshiba Corp.	205,917	8,706,652
Tosoh Corp.	200,155	3,576,309
TOTO Ltd.	39,240	2,169,395
Toyo Seikan Group Holdings Ltd.	186,154	2,549,197
Toyo Suisan Kaisha Ltd.	28,031	1,141,886
Toyoda Gosei Co., Ltd.	57,926	1,483,243
Toyota Industries Corp.	60,060	5,220,947
Toyota Motor Corp.	1,134,544	94,240,140
Toyota Tsusho Corp.	219,495	10,059,148
TS Tech Co., Ltd.	97,635	1,394,722
Tsuruha Holdings, Inc.	10,449	1,270,317
Ube Industries Ltd.	113,316	2,413,149
Unicharm Corp.	43,230	1,718,980

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Japan Railway Co.	104,594	5,994,599
Yakult Honsha Co., Ltd.	23,527	1,270,747
Yamada Holdings Co., Ltd.	663,608	3,240,350
Yamaha Corp.	35,369	2,138,703
Yamaha Motor Co., Ltd.	237,299	7,001,912
Yamato Holdings Co., Ltd.	159,444	4,363,959
Yamazaki Baking Co., Ltd.	85,987	1,297,135
Yaskawa Electric Corp.	38,822	1,849,759
Yokogawa Electric Corp.	88,256	1,434,887
Z Holdings Corp.	432,292	2,066,039
		1,536,338,042

Netherlands 2.7%
Aalberts N.V.	32,613	1,853,289
ABN AMRO Bank N.V. *	391,292	5,226,016
Aegon N.V.	1,495,752	7,069,555
Akzo Nobel N.V.	67,717	8,628,397
APERAM S.A.	38,983	2,147,368
ArcelorMittal S.A. *	932,616	30,100,072
ASML Holding N.V.	18,393	12,374,520
ASR Nederland N.V.	68,292	2,934,940
Heineken Holding N.V.	41,576	4,203,602
Heineken N.V.	51,328	6,136,223
ING Groep N.V.	2,097,377	29,166,963
Koninklijke Ahold Delhaize N.V.	669,425	19,436,490
Koninklijke DSM N.V.	31,590	5,810,685
Koninklijke KPN N.V.	1,379,880	4,602,306
Koninklijke Philips N.V.	185,891	10,494,506
NN Group N.V.	139,172	7,069,500
Randstad N.V.	75,403	5,869,353
Signify N.V.	99,781	6,160,064
Unibail-Rodamco-Westfield *	82,376	7,241,994
Wolters Kluwer N.V.	37,344	3,581,929
		180,107,772

New Zealand 0.1%
Contact Energy Ltd.	279,617	1,567,044
Fletcher Building Ltd.	787,194	4,240,418
Spark New Zealand Ltd.	632,624	2,061,643
		7,869,105

Norway 0.7%
DNB A.S.A.	321,357	7,163,103
Equinor A.S.A.	746,641	16,234,395
Mowi A.S.A.	133,051	3,466,520
Norsk Hydro A.S.A.	1,123,695	7,286,259
Orkla A.S.A.	223,289	2,331,311
Subsea 7 S.A.	255,444	2,537,412
Telenor A.S.A.	325,124	5,665,361
Yara International A.S.A.	110,871	5,917,932
		50,602,293

Poland 0.4%
Bank Polska Kasa Opieki S.A. *	103,174	2,676,786
Grupa Lotos S.A.	113,631	1,591,041
KGHM Polska Miedz S.A. *	53,482	2,948,016
PGE Polska Grupa Energetyczna S.A. *	1,025,064	2,830,730
Polski Koncern Naftowy Orlen S.A.	450,669	9,787,278
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,345,023	2,409,454
Powszechna Kasa Oszczednosci Bank Polski S.A. *	270,183	2,921,334
Powszechny Zaklad Ubezpieczen S.A. *	281,346	2,820,377
		27,985,016

Security	Number of Shares	Value ($)
Portugal 0.2%
EDP - Energias de Portugal S.A.	1,134,942	6,605,726
Galp Energia, SGPS, S.A.	330,053	4,135,126
Jeronimo Martins, SGPS, S.A.	87,735	1,695,562
		12,436,414

Republic of Korea 6.5%
Amorepacific Corp.	8,442	2,172,379
BNK Financial Group, Inc.	288,012	2,052,986
CJ CheilJedang Corp.	4,822	2,042,854
CJ Corp.	23,082	2,266,188
Coway Co., Ltd.	18,859	1,373,039
DB Insurance Co., Ltd.	46,169	2,094,639
E-MART, Inc.	25,650	3,587,734
GS Engineering & Construction Corp.	49,430	1,967,804
GS Holdings Corp.	74,865	3,104,551
Hana Financial Group, Inc.	170,777	6,974,708
Hankook Tire & Technology Co., Ltd.	74,513	3,230,255
Hanwha Corp.	89,826	2,557,138
Hanwha Solutions Corp. *	49,486	2,007,748
Hyundai Engineering & Construction Co., Ltd.	82,167	4,133,030
Hyundai Glovis Co., Ltd.	15,925	2,734,365
Hyundai Heavy Industries Holdings Co., Ltd.	83,292	5,205,283
Hyundai Marine & Fire Insurance Co., Ltd.	72,298	1,591,425
Hyundai Mobis Co., Ltd.	48,633	12,144,078
Hyundai Motor Co.	110,990	23,087,671
Hyundai Steel Co.	159,243	7,610,196
Industrial Bank of Korea	263,554	2,563,939
KB Financial Group, Inc.	183,706	9,388,722
Kia Corp.	245,306	18,629,443
Korea Electric Power Corp.	565,280	12,899,109
Korea Gas Corp. *	58,465	1,740,373
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	28,780	3,690,074
Korea Zinc Co., Ltd.	5,297	2,189,471
Korean Air Lines Co., Ltd. *	107,584	3,062,667
KT&G Corp.	43,396	3,256,743
LG Chem Ltd.	11,427	8,524,401
LG Corp.	28,359	2,720,715
LG Display Co., Ltd. *	481,458	10,101,423
LG Electronics, Inc.	102,721	13,953,404
LG Household & Health Care Ltd.	1,260	1,728,504
LG Uplus Corp.	204,621	2,733,662
Lotte Chemical Corp.	14,583	3,674,189
Lotte Shopping Co., Ltd.	26,520	2,782,068
LX Holdings Corp. *	13,752	151,052
NAVER Corp.	6,839	2,195,250
POSCO	93,106	29,802,602
Posco International Corp.	93,782	1,807,866
S-Oil Corp. *	33,965	2,893,100
Samsung C&T Corp.	24,369	3,015,262
Samsung Electro-Mechanics Co., Ltd.	16,237	2,445,814
Samsung Electronics Co., Ltd.	1,793,582	128,813,699
Samsung Fire & Marine Insurance Co., Ltd.	21,357	4,021,313
Samsung Life Insurance Co., Ltd.	39,469	2,944,339
Samsung SDI Co., Ltd.	4,982	2,858,854
Samsung SDS Co., Ltd.	10,224	1,663,818
Shinhan Financial Group Co., Ltd.	261,435	9,903,729
SK Holdings Co., Ltd.	27,503	6,547,159
SK Hynix, Inc.	198,179	22,211,400
SK Innovation Co., Ltd. *	69,304	17,026,178
SK Telecom Co., Ltd.	14,467	4,111,933
Woori Financial Group, Inc.	384,111	3,805,637
		441,795,983

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Singapore 0.7%
CapitaLand Ltd.	692,724	1,916,090
ComfortDelGro Corp., Ltd.	1,451,806	1,843,284
DBS Group Holdings Ltd.	435,014	9,997,563
Jardine Cycle & Carriage Ltd.	86,379	1,447,919
Keppel Corp., Ltd.	706,571	2,862,168
Oversea-Chinese Banking Corp., Ltd.	880,363	8,316,609
Singapore Airlines Ltd. *	722,736	2,709,167
Singapore Telecommunications Ltd.	3,235,916	5,918,166
United Overseas Bank Ltd.	345,457	6,861,102
Venture Corp., Ltd.	82,064	1,194,493
Wilmar International Ltd.	998,017	3,612,834
		46,679,395

Spain 3.6%
Acciona S.A.	10,133	1,751,545
ACS, Actividades de Construccion y Servicios S.A.	158,934	4,898,218
Aena SME S.A. *	15,675	2,730,514
Amadeus IT Group S.A. *	64,105	4,841,549
Banco Bilbao Vizcaya Argentaria S.A. *	5,214,243	32,558,967
Banco de Sabadell S.A. *	11,086,500	8,524,368
Banco Santander S.A. *	17,659,978	74,228,886
Bankinter S.A.	247,801	1,412,699
CaixaBank S.A.	1,572,279	5,441,287
Enagas S.A.	79,429	1,864,497
Endesa S.A.	155,000	4,465,433
Ferrovial S.A.	89,201	2,604,585
Grifols S.A.	52,306	1,455,923
Iberdrola S.A.	1,631,663	22,469,933
Industria de Diseno Textil S.A.	229,128	8,909,263
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros *	247,801	482,974
Mapfre S.A.	835,715	1,911,853
Naturgy Energy Group S.A.	180,593	4,723,171
Red Electrica Corp. S.A.	118,268	2,365,599
Repsol S.A.	1,840,439	24,580,528
Telefonica S.A.	6,276,365	30,830,695
		243,052,487

Sweden 2.0%
Alfa Laval AB	64,976	2,420,457
Assa Abloy AB, B Shares	153,571	4,727,930
Atlas Copco AB, A Shares	85,830	5,239,448
Atlas Copco AB, B Shares	51,476	2,680,256
Boliden AB	112,265	4,500,421
Electrolux AB, Series B	96,982	2,757,329
Epiroc AB, A Shares	67,360	1,533,889
Epiroc AB, A Shares Redemption Shares *	66,634	23,981
Epiroc AB, B Shares	44,525	901,276
Epiroc AB, B Shares Redemption Shares *	44,041	15,824
Essity AB, B Shares	130,603	4,513,618
H & M Hennes & Mauritz AB, B Shares *	412,927	10,660,839
Hexagon AB, B Shares	183,667	2,623,089
Husqvarna AB, B Shares	127,883	1,882,486
ICA Gruppen AB	31,635	1,548,335
Industrivarden AB, A Shares	23,319	949,371
Industrivarden AB, C Shares	22,065	861,197
Investor AB, A Shares	104,032	2,390,218
Investor AB, B Shares	343,506	7,882,005
Lundin Energy AB	27,863	953,900
Sandvik AB	248,892	6,612,755
Securitas AB, B Shares	157,943	2,583,100
Skandinaviska Enskilda Banken AB, A Shares	438,288	5,653,851
Skanska AB, B Shares	150,963	4,259,429
Security	Number of Shares	Value ($)
SKF AB, B Shares	148,360	4,011,272
SSAB AB, A Shares *	244,465	1,283,751
SSAB AB, B Shares *	571,471	2,786,692
Svenska Cellulosa AB SCA, B Shares	81,975	1,369,238
Svenska Handelsbanken AB, A Shares	467,633	5,340,652
Swedbank AB, A Shares	413,516	7,578,824
Swedish Match AB	236,448	2,187,807
Tele2 AB, B Shares	141,314	1,922,270
Telefonaktiebolaget LM Ericsson, B Shares	623,181	8,337,736
Telia Co. AB	1,399,449	6,205,348
Trelleborg AB, B Shares	92,781	2,379,229
Volvo AB, A Shares	64,898	1,759,354
Volvo AB, B Shares	487,554	12,839,465
		136,176,642

Switzerland 4.3%
ABB Ltd.	441,063	15,034,512
Adecco Group AG	112,409	7,793,258
Alcon, Inc.	59,941	4,184,981
Baloise Holding AG	11,054	1,841,003
Barry Callebaut AG	511	1,162,744
Chocoladefabriken Lindt & Sprungli AG	12	1,201,267
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	109	1,028,176
Cie Financiere Richemont S.A.	114,831	13,944,812
Clariant AG *	67,275	1,455,302
Credit Suisse Group AG	481,917	5,276,163
DKSH Holding AG	19,121	1,559,337
Dufry AG *	30,013	1,898,050
Geberit AG	4,318	3,136,613
Georg Fischer AG	1,438	2,067,410
Givaudan S.A.	851	3,805,650
Holcim Ltd. *	213,076	12,764,911
Julius Baer Group Ltd.	35,485	2,416,788
Kuehne & Nagel International AG	12,063	4,073,047
Lonza Group AG	4,025	2,604,478
Nestle S.A.	488,214	60,274,807
Novartis AG	329,490	29,139,941
Partners Group Holding AG	1,205	1,820,788
Roche Holding AG	109,214	38,295,582
Roche Holding AG, Bearer Shares	4,745	1,793,510
Schindler Holding AG	2,942	855,094
Schindler Holding AG, Participation Certificate	6,225	1,852,180
SGS S.A.	918	2,871,140
Sika AG	12,613	4,065,364
Sonova Holding AG *	5,685	2,014,273
Swiss Life Holding AG	9,185	4,791,242
Swiss Prime Site AG	15,580	1,601,189
Swiss Re AG	117,570	11,374,919
Swisscom AG	8,901	5,031,752
The Swatch Group AG	21,566	1,492,763
The Swatch Group AG, Bearer Shares	14,659	5,309,521
UBS Group AG	980,753	16,012,627
Zurich Insurance Group AG	41,153	17,315,306
		293,160,500

United Kingdom 16.5%
3i Group plc	198,453	3,497,512
Admiral Group plc	35,304	1,471,140
Aggreko plc	200,349	2,448,640
Anglo American plc	395,546	17,581,866
Antofagasta plc	84,946	1,860,207
Ashtead Group plc	96,574	7,049,027
Associated British Foods plc *	160,495	5,281,619
AstraZeneca plc	166,616	19,007,594
Aviva plc	1,942,602	11,325,760

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BAE Systems plc	1,120,669	8,367,364
Balfour Beatty plc *	357,482	1,575,308
Barclays plc	8,782,268	22,799,507
Barratt Developments plc	511,708	5,487,874
Bellway plc	62,699	3,180,763
Berkeley Group Holdings plc	46,905	3,111,735
BHP Group plc	651,035	19,596,782
BP plc	20,790,098	90,244,600
British American Tobacco plc	736,899	28,345,765
BT Group plc *	10,078,745	24,986,333
Bunzl plc	92,962	3,011,772
Burberry Group plc *	130,891	3,964,071
Carnival plc *	158,531	3,968,147
Centrica plc *	13,482,548	10,448,935
Coca-Cola HBC AG *	60,004	2,185,620
Compass Group plc *	510,415	11,640,588
CRH plc	281,312	14,709,896
Croda International plc	17,465	1,730,422
DCC plc	40,584	3,445,617
Diageo plc	347,364	16,765,047
Direct Line Insurance Group plc	790,715	3,333,077
Dixons Carphone plc *	2,504,626	4,847,368
Drax Group plc	376,564	2,326,786
DS Smith plc	549,750	3,261,274
easyJet plc *	185,382	2,645,524
Evraz plc	319,599	2,889,243
Experian plc	95,627	3,664,857
Ferguson plc	72,546	9,858,043
Firstgroup plc *	2,510,419	2,900,910
GlaxoSmithKline plc	1,334,979	25,443,025
Glencore plc *	15,061,461	68,645,324
Hays plc *	1,009,249	2,481,292
HSBC Holdings plc	9,257,717	59,762,943
Imperial Brands plc	660,429	14,982,233
Inchcape plc	332,767	3,691,943
Informa plc *	256,747	1,980,317
InterContinental Hotels Group plc *	36,064	2,516,273
International Consolidated Airlines Group S.A. *	1,230,042	3,533,376
Intertek Group plc	19,273	1,483,268
ITV plc *	2,652,390	4,828,729
J Sainsbury plc	2,067,188	7,784,639
John Wood Group plc *	555,166	1,927,712
Johnson Matthey plc	149,347	6,449,957
Kingfisher plc *	2,093,676	10,695,576
Land Securities Group plc	211,959	2,113,300
Legal & General Group plc	1,984,654	8,000,039
Lloyds Banking Group plc	42,130,169	29,801,432
London Stock Exchange Group plc	13,226	1,420,314
M&G plc	1,758,976	6,097,744
Marks & Spencer Group plc *	3,271,687	7,672,514
Meggitt plc *	414,746	2,993,163
Melrose Industries plc	714,311	1,749,082
Micro Focus International plc	288,456	2,126,735
Mondi plc	223,437	6,039,797
National Grid plc	1,543,958	20,560,042
Natwest Group plc	783,736	2,300,226
Next plc *	36,537	4,226,170
Pearson plc	391,992	4,547,441
Pennon Group plc	101,610	1,522,796
Persimmon plc	122,067	5,469,099
Polymetal International plc	47,837	1,150,663
Prudential plc	513,477	10,927,784
Reckitt Benckiser Group plc	107,039	9,664,414
RELX plc	268,290	6,995,466
Rentokil Initial plc	197,213	1,324,833
Rio Tinto plc	406,749	34,971,649
Rolls-Royce Holdings plc *	2,276,837	3,454,835
Royal Dutch Shell plc, A Shares	4,469,540	85,272,547
Security	Number of Shares	Value ($)
Royal Dutch Shell plc, B Shares	4,120,519	74,991,503
Royal Mail plc *	1,532,407	12,571,381
RSA Insurance Group Ltd.	292,338	2,835,951
Severn Trent plc	70,272	2,444,051
Signature Aviation plc *	311,086	1,746,651
Smith & Nephew plc	165,594	3,616,902
Smiths Group plc	119,854	2,633,144
Smurfit Kappa Group plc	85,128	4,526,204
SSE plc	533,654	11,667,413
Standard Chartered plc	1,177,310	8,476,449
Standard Life Aberdeen plc	888,736	3,465,261
Tate & Lyle plc	195,583	2,124,175
Taylor Wimpey plc	1,881,493	4,572,396
Tesco plc	3,638,548	11,517,282
The Sage Group plc	189,011	1,759,618
Travis Perkins plc *	161,187	3,752,611
TUI AG *(a)	1,067,264	6,538,627
Unilever plc	543,433	32,565,467
United Utilities Group plc	213,010	2,970,633
Vodafone Group plc	22,944,621	41,738,609
Whitbread plc *	76,333	3,443,840
Wickes Group plc *	180,585	655,469
Wm Morrison Supermarkets plc	2,457,450	6,161,979
WPP plc	910,118	12,568,605
		1,120,769,506
Total Common Stock
(Cost $5,446,647,777)		6,682,536,997

Preferred Stock 1.2% of net assets

Germany 0.7%
Bayerische Motoren Werke AG	53,798	4,908,499
FUCHS PETROLUB SE	28,120	1,443,480
Henkel AG & Co. KGaA	49,704	5,725,317
Volkswagen AG	145,001	39,945,544
		52,022,840

Italy 0.1%
Telecom Italia S.p.A. - RSP	8,749,359	4,999,682

Republic of Korea 0.4%
Amorepacific Corp.	2,155	199,018
Hyundai Motor Co., Ltd.	21,257	2,096,539
Hyundai Motor Co., Ltd. 2nd	34,041	3,342,141
LG Chem Ltd.	2,379	816,961
LG Electronics, Inc.	16,736	1,074,417
LG Household & Health Care Ltd.	306	196,995
Samsung Electronics Co., Ltd.	303,173	19,626,191
		27,352,262
Total Preferred Stock
(Cost $55,398,329)		84,374,784

Rights 0.0% of net assets

Singapore 0.0%
Singapore Airlines Ltd. expires 06/16/21 *(b)	1,505,208	28,138

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spain 0.0%
Ferrovial S.A. expires 06/01/21 *(b)	87,840	21,374
Total Rights
(Cost $20,897)		49,512

INVESTMENT COMPANIES 0.7% of net assets

United States 0.7%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	2,497,635	2,497,635
Securities Lending Collateral 0.7%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	46,768,764	46,768,764
Total Investment Companies
(Cost $49,266,399)		49,266,399

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/18/21	352	41,131,200	494,156
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $44,366,973.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,567,278,324	$—	$—	$6,567,278,324
Hong Kong	114,645,726	—	612,947	115,258,673
Preferred Stock[1]	84,374,784	—	—	84,374,784
Rights[1]
Singapore	—	—	28,138	28,138
Spain	—	—	21,374	21,374
Investment Companies[1]	49,266,399	—	—	49,266,399
Futures Contracts[2]	494,156	—	—	494,156
Total	$6,816,059,389	$—	$662,459	$6,816,721,848
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets

Australia 4.8%
Adbri Ltd.	817,551	2,098,869
ALS Ltd.	204,250	1,906,920
Ansell Ltd.	76,297	2,394,022
ARB Corp., Ltd.	4,009	129,996
ASX Ltd.	37,454	2,206,929
AusNet Services Ltd.	1,487,613	2,012,766
Austal Ltd.	325,505	597,256
Bank of Queensland Ltd.	589,250	4,097,626
Bapcor Ltd.	140,862	876,382
Beach Energy Ltd.	674,052	662,567
Bega Cheese Ltd.	238,495	1,062,755
Blackmores Ltd.	9,235	494,038
Breville Group Ltd.	38,401	804,375
carsales.com Ltd.	64,043	960,817
Challenger Ltd.	559,206	2,241,823
Charter Hall Group	70,749	772,342
Charter Hall Retail REIT	223,931	649,125
CIMIC Group Ltd. *(a)	156,153	2,564,225
Cleanaway Waste Management Ltd.	684,483	1,461,735
Cochlear Ltd.	11,896	2,065,634
Collins Foods Ltd.	73,374	706,530
Coronado Global Resources, Inc. *	201,902	108,181
Costa Group Holdings Ltd.	257,451	656,975
Cromwell Property Group	1,176,767	816,506
CSR Ltd.	822,271	3,530,989
Dexus	412,458	3,300,679
Domino's Pizza Enterprises Ltd.	12,209	1,011,282
Eagers Automotive Ltd.	210,484	2,503,867
Eclipx Group Ltd. *	776,422	1,274,981
Elders Ltd.	86,509	744,306
Event Hospitality & Entertainment Ltd. *	90,310	898,852
Evolution Mining Ltd.	410,115	1,669,421
Flight Centre Travel Group Ltd. *	157,538	1,864,318
G.U.D. Holdings Ltd.	66,850	612,272
G8 Education Ltd. *	1,463,943	1,139,913
Genworth Mortgage Insurance Australia Ltd. *	471,274	1,006,420
GrainCorp Ltd., Class A	461,970	1,784,340
GWA Group Ltd.	320,761	704,778
Harvey Norman Holdings Ltd.	586,684	2,383,642
Healius Ltd.	640,785	2,045,215
Humm Group Ltd. *	598,688	470,790
IGO Ltd.	198,684	1,165,665
Iluka Resources Ltd.	167,449	995,321
Inghams Group Ltd.	274,820	722,485
InvoCare Ltd.	71,532	581,807
IOOF Holdings Ltd.	599,286	1,811,117
IRESS Ltd.	101,531	833,632
Link Administration Holdings Ltd.	322,790	1,356,259
Magellan Financial Group Ltd.	20,476	762,462
McMillan Shakespeare Ltd.	84,960	801,719
Mineral Resources Ltd.	77,847	2,754,741
Security	Number of Shares	Value ($)
Monadelphous Group Ltd.	178,086	1,394,921
Myer Holdings Ltd. *	6,027,655	1,463,812
nib Holdings Ltd.	408,885	1,985,948
Nine Entertainment Co. Holdings Ltd.	780,898	1,782,019
Northern Star Resources Ltd.	150,912	1,330,994
NRW Holdings Ltd.	732,469	959,985
Nufarm Ltd. *	446,765	1,673,947
Orora Ltd.	1,399,955	3,399,780
OZ Minerals Ltd.	209,383	4,103,394
Pendal Group Ltd.	276,201	1,720,532
Perenti Global Ltd.	774,477	397,060
Perpetual Ltd.	53,438	1,567,997
Platinum Asset Management Ltd.	213,523	770,401
Premier Investments Ltd.	49,727	1,012,864
Qube Holdings Ltd.	682,022	1,598,447
REA Group Ltd.	6,463	819,546
Reece Ltd.	21,346	338,021
Regis Resources Ltd.	331,104	671,346
Reliance Worldwide Corp., Ltd.	295,411	1,177,453
Sandfire Resources Ltd.	286,457	1,581,243
SEEK Ltd.	125,052	2,992,530
Seven Group Holdings Ltd.	56,297	883,234
Shopping Centres Australasia Property Group	370,030	707,481
Southern Cross Media Group Ltd. *	439,105	633,047
St. Barbara Ltd.	493,268	720,640
Steadfast Group Ltd.	211,365	655,066
Super Retail Group Ltd.	209,669	2,056,116
Sydney Airport *	394,976	1,802,680
Tassal Group Ltd.	218,148	630,680
The GPT Group	733,087	2,622,405
The Star Entertainment Grp Ltd. *	1,160,303	3,640,760
TPG Telecom Ltd.	171,022	694,846
Vicinity Centres	2,707,562	3,287,647
Vocus Group Ltd. *	252,210	1,061,649
Washington H Soul Pattinson & Co., Ltd.	36,475	835,176
Whitehaven Coal Ltd. *	1,904,398	2,349,113
Worley Ltd.	358,817	2,932,278
		129,334,725

Austria 0.9%
ANDRITZ AG	80,874	4,728,800
AT&S Austria Technologie & Systemtechnik AG	33,254	1,213,225
BAWAG Group AG *	58,786	3,265,424
CA Immobilien Anlagen AG	23,923	1,038,905
EVN AG	38,606	949,964
IMMOFINANZ AG *	42,254	947,079
Lenzing AG *	26,410	3,654,664
Mayr Melnhof Karton AG	1,679	336,652
Oesterreichische Post AG (a)	42,649	2,207,997
S IMMO AG	24,321	645,860
UNIQA Insurance Group AG	154,065	1,403,804

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Verbund AG	19,609	1,814,195
Vienna Insurance Group AG Wiener Versicherung Gruppe	43,374	1,225,796
		23,432,365

Belgium 1.2%
Ackermans & van Haaren N.V.	19,207	3,114,141
AGFA-Gevaert N.V. *	245,993	1,165,663
Barco N.V.	44,875	1,229,951
Befimmo S.A.	13,988	606,606
Bekaert S.A.	84,984	4,089,169
bpost S.A. *	247,148	3,302,665
Cie d'Entreprises CFE	12,373	1,382,118
Cofinimmo S.A.	7,917	1,237,337
D'Ieteren S.A. N.V.	32,257	3,809,540
Elia Group S.A. N.V.	11,450	1,245,540
Euronav N.V.	150,815	1,444,002
KBC Ancora *	14,930	691,833
Melexis N.V.	8,112	846,856
Ontex Group N.V. *	157,951	2,126,108
Orange Belgium S.A.	24,033	563,852
Sofina S.A.	3,017	1,238,528
Telenet Group Holding N.V.	53,404	2,079,128
Tessenderlo Group S.A. *	27,333	1,160,355
Warehouses De Pauw CVA	3,981	151,497
		31,484,889

Canada 8.2%
Aecon Group, Inc.	110,217	1,673,328
Ag Growth International, Inc.	21,253	711,835
Alamos Gold, Inc., Class A	68,971	629,760
Algonquin Power & Utilities Corp.	176,196	2,691,073
Allied Properties Real Estate Investment Trust	39,801	1,461,237
Altus Group Ltd.	14,420	701,065
Artis Real Estate Investment Trust	187,956	1,719,300
ATS Automation Tooling Systems, Inc. *	36,022	885,044
AutoCanada, Inc. *	72,618	2,582,508
B2Gold Corp.	215,697	1,103,483
Badger Infrastructure Solution Ltd.	24,178	778,980
Baytex Energy Corp. *	2,707,580	4,124,129
Birchcliff Energy Ltd.	570,548	1,624,739
BlackBerry Ltd. *	236,970	2,381,470
Boardwalk Real Estate Investment Trust	36,587	1,182,111
Boralex, Inc., Class A	6,288	191,711
Boyd Group Services, Inc.	5,619	975,976
Brookfield Infrastructure Corp., Class A	3,128	224,320
BRP, Inc.	17,274	1,455,992
CAE, Inc. *	154,278	4,780,319
Cameco Corp.	248,703	4,963,766
Canadian Apartment Properties REIT	45,602	2,086,820
Canadian Utilities Ltd., Class A	119,370	3,448,686
Canadian Western Bank	67,679	2,050,539
Canfor Corp. *	158,163	3,918,724
Capital Power Corp.	91,873	2,923,508
Cascades, Inc.	150,576	1,701,459
Celestica, Inc. *	388,121	3,351,078
Centerra Gold, Inc.	137,461	1,117,440
Chartwell Retirement Residences	148,816	1,616,280
Chemtrade Logistics Income Fund	288,156	1,781,892
Choice Properties Real Estate Investment Trust	86,146	1,034,750
Chorus Aviation, Inc. *	422,833	1,638,128
Cineplex, Inc. *(a)	186,609	2,355,784
Cogeco Communications, Inc.	9,021	879,996
Cogeco, Inc.	20,878	1,642,069
Colliers International Group, Inc.	13,775	1,530,644
Security	Number of Shares	Value ($)
Cominar Real Estate Investment Trust	357,450	2,970,859
Constellation Software, Inc.	2,265	3,251,025
Corus Entertainment, Inc., B Shares	730,507	3,706,960
Crombie Real Estate Investment Trust	56,970	801,730
Dorel Industries, Inc., Class B *	99,725	997,250
Dream Office Real Estate Investment Trust	86,869	1,559,759
ECN Capital Corp.	18,664	129,937
Element Fleet Management Corp.	124,904	1,412,408
Endeavour Mining Corp.	8,384	201,272
Enerflex Ltd.	287,858	1,901,579
Enerplus Corp.	685,455	4,482,694
Exchange Income Corp.	37,425	1,225,607
Extendicare, Inc.	108,876	727,342
First Capital Real Estate Investment Trust	122,780	1,808,159
FirstService Corp.	5,773	936,631
Franco-Nevada Corp.	17,612	2,634,656
Gibson Energy, Inc.	178,980	3,536,633
Granite Real Estate Investment Trust	12,014	804,182
Great Canadian Gaming Corp. *	45,429	1,658,083
Home Capital Group, Inc. *	69,652	2,006,531
Hudbay Minerals, Inc.	340,909	2,579,394
IAMGOLD Corp. *	411,517	1,488,683
IGM Financial, Inc.	85,087	3,132,300
Innergex Renewable Energy, Inc.	40,108	672,340
Interfor Corp.	120,349	3,105,363
Intertape Polymer Group, Inc.	61,455	1,488,045
Just Energy Group, Inc. *(b)	54,636	64,220
Killam Apartment Real Estate Investment Trust	9,648	151,349
Kirkland Lake Gold Ltd.	35,508	1,539,072
Laurentian Bank of Canada	49,975	1,804,975
LifeWorks, Inc.	26,544	735,673
Lundin Mining Corp.	393,301	4,222,776
Maple Leaf Foods, Inc.	92,408	2,044,757
Martinrea International, Inc.	268,383	3,021,530
MEG Energy Corp. *	632,057	4,196,272
Mullen Group Ltd.	215,682	2,324,652
NFI Group, Inc.	118,207	2,523,641
Northland Power, Inc.	50,428	1,687,334
NorthWest Healthcare Properties Real Estate Investment Trust	15,536	165,906
NuVista Energy Ltd. *	251,968	623,663
OceanaGold Corp. *	872,254	1,848,485
Pan American Silver Corp.	36,169	1,217,410
Parex Resources, Inc. *	95,084	1,623,040
Pason Systems, Inc.	127,773	917,046
Peyto Exploration & Development Corp.	778,957	3,546,576
PrairieSky Royalty Ltd.	114,796	1,278,151
Precision Drilling Corp. *	96,697	3,065,807
Premium Brands Holdings Corp.	14,146	1,432,517
Primo Water Corp.	114,637	1,983,372
Richelieu Hardware Ltd.	36,721	1,307,122
Ritchie Bros. Auctioneers, Inc.	25,363	1,515,061
Russel Metals, Inc.	158,258	4,327,203
Secure Energy Services, Inc.	1,089,198	3,813,996
ShawCor Ltd. *	665,982	3,285,805
Shopify, Inc., Class A *	149	185,315
Sienna Senior Living, Inc.	61,747	826,019
Sleep Country Canada Holdings, Inc.	33,793	839,790
SmartCentres Real Estate Investment Trust	93,921	2,275,718
SSR Mining, Inc.	36,586	678,113
Stantec, Inc.	69,618	3,114,368
Stelco Holdings, Inc.	6,288	170,682
Stella-Jones, Inc.	45,791	1,752,795
Superior Plus Corp.	182,272	2,264,820
The Descartes Systems Group, Inc. *	1,964	114,881
The North West Co., Inc.	49,620	1,491,475
TMX Group Ltd.	13,779	1,532,343

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Torex Gold Resources, Inc. *	13,308	194,222
Toromont Industries Ltd.	32,316	2,936,262
Tourmaline Oil Corp.	198,101	4,826,252
TransAlta Corp.	470,738	4,263,141
Transat AT, Inc. *	269,942	1,193,287
Transcontinental, Inc., Class A	154,157	2,870,026
Tricon Residential, Inc.	11,844	126,872
Turquoise Hill Resources Ltd. *	112,147	2,002,492
Westshore Terminals Investment Corp.	56,172	854,205
Wheaton Precious Metals Corp.	58,879	2,824,535
Whitecap Resources, Inc.	906,138	4,298,155
Winpak Ltd.	24,963	828,656
Yamana Gold, Inc.	282,671	1,481,215
		219,352,415

Denmark 1.4%
Chr Hansen Holding A/S	20,084	1,802,176
D/S Norden A/S	52,293	1,477,603
Demant A/S *	39,857	2,129,023
Dfds A/S *	35,318	2,082,685
FLSmidth & Co. A/S	77,140	3,195,608
Genmab A/S *	2,074	847,626
GN Store Nord A/S	25,384	2,158,005
H. Lundbeck A/S	31,935	1,020,323
Jyske Bank A/S *	74,891	3,864,250
Matas A/S *	91,311	1,760,453
NKT A/S *	30,920	1,400,931
Per Aarsleff Holding A/S, Class B	24,511	1,176,396
Ringkjoebing Landbobank A/S	7,002	716,848
Rockwool International A/S, B Shares	3,694	1,833,431
Royal Unibrew A/S	17,393	2,246,758
Scandinavian Tobacco Group A/S, Class A	71,135	1,515,953
Schouw & Co. A/S	12,620	1,405,702
SimCorp A/S	7,001	948,398
Sydbank A/S	100,013	3,210,979
The Drilling Co. of 1972 A/S *	31,399	1,332,112
Topdanmark A/S	19,208	988,583
Tryg A/S	72,590	1,723,535
		38,837,378

Finland 1.2%
Aktia Bank Oyj	53,975	732,451
Cargotec Oyj, B Shares	72,806	4,132,890
Finnair Oyj *	1,486,933	1,291,462
Huhtamaki Oyj	63,944	3,013,695
Kemira Oyj	122,383	2,008,119
Kojamo Oyj	35,935	822,518
Konecranes Oyj	78,368	3,573,217
Metsa Board Oyj	148,243	1,752,550
Neles Oyj	71,446	1,066,141
Orion Oyj, Class B	52,229	2,305,052
Sanoma Oyj	77,773	1,313,085
TietoEVRY Oyj	58,774	1,917,329
Tokmanni Group Corp.	33,769	935,426
Uponor Oyj	52,241	1,562,934
Valmet Oyj	82,717	3,584,094
YIT Oyj	187,173	1,160,544
		31,171,507

France 4.3%
Aeroports de Paris *	21,393	2,908,283
Albioma S.A.	13,774	605,379
Alten S.A. *	20,782	2,544,217
Amundi S.A.	29,243	2,598,651
Beneteau S.A. *	71,913	1,233,420
BioMerieux	8,360	965,011
Security	Number of Shares	Value ($)
CGG S.A. *	1,167,893	1,237,437
Cie Plastic Omnium S.A.	85,065	2,924,211
Coface S.A.	111,126	1,353,681
Covivio	30,130	2,839,333
Dassault Aviation S.A.	1,214	1,524,678
Derichebourg S.A. *	287,347	2,947,267
Edenred	56,844	3,130,545
Elior Group S.A. *	392,998	3,123,716
Eramet S.A. *	18,888	1,362,098
Eurofins Scientific SE *	19,844	2,124,320
Euronext N.V.	17,548	1,863,996
Fnac Darty S.A. *	39,249	2,739,580
Gaztransport Et Technigaz S.A.	7,255	603,613
Gecina S.A.	15,809	2,526,615
Getlink SE	176,820	2,789,343
ICADE	27,981	2,515,477
Iliad S.A.	14,374	2,360,306
Imerys S.A.	59,144	3,089,344
Ipsen S.A.	14,851	1,549,653
IPSOS	64,951	2,666,346
JCDecaux S.A. *	70,277	2,058,015
Kaufman & Broad S.A.	23,951	1,139,319
Korian S.A. *	52,961	1,938,014
La Francaise des Jeux SAEM	5,736	323,512
Maisons du Monde S.A. *	72,577	2,015,740
Mercialys S.A.	121,009	1,553,671
Mersen S.A. *	22,840	851,370
Metropole Television S.A.	105,888	2,244,382
Nexans S.A.	42,017	3,718,445
Nexity S.A.	66,035	3,436,420
Orpea S.A. *	19,644	2,468,311
Quadient S.A.	120,331	3,523,812
Remy Cointreau S.A.	6,593	1,374,149
Sartorius Stedim Biotech	1,508	653,594
SEB S.A.	18,434	3,458,128
Societe BIC S.A. (a)	47,771	3,616,648
Sopra Steria Group S.A. *	13,462	2,490,968
SPIE S.A.	136,962	3,285,085
Tarkett S.A. *	89,009	2,190,211
Technicolor S.A. *(a)	478,238	2,049,466
Television Francaise 1 S.A.	258,394	2,700,663
Trigano S.A.	5,705	1,193,237
Ubisoft Entertainment S.A. *	32,561	2,375,884
Vallourec S.A. *(a)	42,411	1,440,363
Verallia S.A.	5,720	228,544
Vicat S.A.	33,915	1,790,943
Virbac S.A. *	407	134,110
Worldline S.A. *	41,311	3,971,994
		114,351,518

Germany 4.4%
1&1 Drillisch AG	46,335	1,475,419
Aareal Bank AG	112,427	2,837,665
ADVA Optical Networking SE *	10,312	135,414
alstria Office REIT-AG	45,414	830,922
Aroundtown S.A.	226,330	1,909,525
Bechtle AG	10,301	1,994,530
Befesa S.A.	17,933	1,277,937
Bilfinger SE	76,065	2,485,103
Borussia Dortmund GmbH & Co. KGaA *	18,515	131,490
CANCOM SE	16,565	982,902
Carl Zeiss Meditec AG	6,861	1,269,121
CECONOMY AG *	406,096	2,281,491
Cewe Stiftung & Co. KGaA	5,131	841,294
CTS Eventim AG & Co., KGaA *	17,675	1,216,490
Deutsche Euroshop AG *	44,720	1,059,007
Deutsche Pfandbriefbank AG	369,187	4,366,831
Deutz AG *	287,550	2,436,191

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dialog Semiconductor plc *	48,068	3,811,867
Duerr AG	64,233	2,644,695
DWS Group GmbH & Co. KGaA	26,748	1,269,437
ElringKlinger AG *(a)	92,063	1,730,421
Fielmann AG *	12,903	1,037,374
Fraport AG Frankfurt Airport Services Worldwide *(a)	44,913	3,126,173
Gerresheimer AG	17,008	1,879,149
Grand City Properties S.A.	40,547	1,157,756
GRENKE AG (a)	11,016	516,637
Hamburger Hafen und Logistik AG	32,313	842,349
Hella GmbH & Co. KGaA *	64,166	4,463,154
HelloFresh SE *	1,624	146,867
HOCHTIEF AG (a)	26,124	2,202,148
Hornbach Baumarkt AG	3,931	188,429
Hornbach Holding AG & Co. KGaA	20,005	2,230,990
Jenoptik AG	32,083	952,035
JOST Werke AG	16,026	1,083,475
Kloeckner & Co. SE *	468,276	6,451,568
Krones AG	21,606	2,048,961
KWS Saat SE & Co. KGaA	1,270	118,814
LEG Immobilien SE (a)	15,959	2,346,463
Leoni AG *(a)	363,655	5,922,727
Nordex SE *	67,421	1,545,666
Norma Group SE	37,651	2,164,807
OSRAM Licht AG *	66,936	4,264,442
Pfeiffer Vacuum Technology AG	3,291	651,051
Puma SE	26,343	3,010,658
QIAGEN N.V. *	37,111	1,840,367
Rational AG	882	800,219
RTL Group S.A. *	70,513	4,191,696
S&T AG *	4,638	116,385
SAF-Holland SE *	104,355	1,679,256
Scout24 AG	15,243	1,239,988
Siltronic AG	14,267	2,469,384
Sixt SE *	13,043	2,075,016
Software AG	29,016	1,279,519
Stabilus S.A.	15,366	1,299,972
Stroeer SE & CO. KGaA	9,630	800,040
Suedzucker AG	127,228	2,106,216
TAG Immobilien AG	49,301	1,548,244
Takkt AG	71,791	1,212,088
Talanx AG *	51,696	2,186,439
Wacker Chemie AG	22,602	3,821,528
Wacker Neuson SE	46,667	1,409,816
Zalando SE *	23,273	2,487,429
zooplus AG *	556	161,060
		118,064,107

Hong Kong 3.6%
Asia Cement China Holdings Corp.	563,558	535,857
ASM Pacific Technology Ltd.	213,424	2,815,772
BOC Aviation Ltd.	117,184	1,055,358
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	—
Budweiser Brewing Co. APAC Ltd.	330,310	1,136,285
Cafe de Coral Holdings Ltd.	425,894	928,445
Cathay Pacific Airways Ltd. *	1,841,957	1,606,654
Champion REIT	201,568	117,645
Chow Sang Sang Holdings International Ltd.	822,549	1,437,063
Chow Tai Fook Jewellery Group Ltd.	1,261,145	2,362,565
CITIC Telecom International Holdings Ltd.	2,115,347	705,888
CK Infrastructure Holdings Ltd.	134,331	854,983
Cowell e Holdings, Inc.	1,239,435	699,443
Dairy Farm International Holdings Ltd.	349,967	1,525,856
FIH Mobile Ltd. *	12,053,000	1,832,447
FIT Hon Teng Ltd. *	282,408	80,413
Fortune Real Estate Investment Trust	780,538	844,749
Security	Number of Shares	Value ($)
Haitong International Securities Group Ltd.	2,956,077	917,883
Hang Lung Group Ltd.	1,079,116	2,672,242
Hang Lung Properties Ltd.	1,054,838	2,724,925
HKBN Ltd.	537,536	728,581
Huabao International Holdings Ltd.	1,105,544	1,720,669
Hysan Development Co., Ltd.	333,708	1,319,956
IGG, Inc.	841,215	1,252,908
Johnson Electric Holdings Ltd.	624,268	1,660,908
JS Global Lifestyle Co., Ltd. *	40,420	118,997
K Wah International Holdings Ltd.	2,163,715	1,067,710
Kerry Logistics Network Ltd.	646,664	1,932,952
Kerry Properties Ltd.	995,187	3,429,911
Lee & Man Paper Manufacturing Ltd.	2,179,416	1,976,820
Luk Fook Holdings International Ltd.	737,691	2,071,979
Man Wah Holdings Ltd.	626,319	1,412,173
Melco International Development Ltd.	904,055	1,642,360
MGM China Holdings Ltd.	508,334	810,819
Minth Group Ltd.	466,080	1,972,651
MMG Ltd. *	3,945,184	2,399,184
NagaCorp Ltd.	736,760	770,791
Nexteer Automotive Group Ltd.	1,555,067	1,959,487
NWS Holdings Ltd.	2,694,266	3,054,763
Pacific Basin Shipping Ltd. *	7,021,218	2,650,540
Pacific Textiles Holdings Ltd.	1,079,266	720,299
Power Assets Holdings Ltd.	97,621	612,529
PRADA S.p.A. *	346,558	2,370,963
Shangri-La Asia Ltd. *	1,100,573	1,026,625
Shui On Land Ltd.	9,476,411	1,599,446
Shun Tak Holdings Ltd.	2,600,000	830,767
SITC International Holdings Co., Ltd.	657,409	2,320,815
SJM Holdings Ltd.	1,727,791	1,974,555
Stella International Holdings Ltd. *	1,230,000	1,505,508
Sun Art Retail Group Ltd. *	1,604,692	1,219,826
Swire Properties Ltd.	565,641	1,705,340
The Bank of East Asia Ltd.	1,165,504	2,387,620
Tingyi Cayman Islands Holding Corp.	1,525,626	2,901,274
Towngas China Co., Ltd. *	929,160	623,710
Truly International Holdings Ltd. *	6,971,322	1,455,072
Uni-President China Holdings Ltd.	1,015,087	1,109,056
Value Partners Group Ltd.	1,117,777	760,402
Vitasoy International Holdings Ltd.	199,733	775,874
VSTECS Holdings Ltd.	1,527,335	1,491,619
VTech Holdings Ltd.	281,222	2,904,070
Want Want China Holdings Ltd.	4,176,570	3,099,535
Wynn Macau Ltd. *	999,307	1,727,849
Xinyi Glass Holdings Ltd.	1,100,035	4,301,496
		98,232,882

Ireland 0.4%
AIB Group plc *	1,400,194	4,670,060
Dalata Hotel Group plc *	30,642	164,983
Glanbia plc	192,504	3,210,288
Irish Continental Group plc *	139,638	756,945
Total Produce plc	982,674	3,064,433
		11,866,709

Israel 1.5%
Arad Investment & Industrial Development Ltd.	1,302	148,048
Azrieli Group Ltd.	13,163	1,000,526
Bezeq The Israeli Telecommunication Corp., Ltd. *	3,862,960	4,308,094
Cellcom Israel Ltd. *	189,747	737,488
Clal Insurance Enterprises Holdings Ltd. *	39,669	762,239
Delek Group Ltd. *	44,741	2,361,259
El Al Israel Airlines *	5,164,437	915,424

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Elbit Systems Ltd.	12,270	1,622,507
Equital Ltd. *	5,988	164,573
First International Bank of Israel Ltd. *	32,373	1,026,117
Gazit-Globe Ltd.	164,616	1,233,529
Harel Insurance Investments & Financial Services Ltd.	96,408	1,022,363
Isracard Ltd. *	44,643	179,971
Israel Discount Bank Ltd., A Shares *	785,097	4,022,669
Mizrahi Tefahot Bank Ltd. *	63,468	1,920,124
Nice Ltd. *	8,857	1,985,333
Norstar Holdings, Inc.	16,929	134,721
Oil Refineries Ltd. *	8,531,435	2,312,995
Partner Communications Co., Ltd. *	109,294	521,657
Paz Oil Co., Ltd.	28,552	3,765,871
Shikun & Binui Ltd. *	129,628	873,614
Shufersal Ltd.	104,912	885,257
Strauss Group Ltd.	4,738	133,120
The Israel Corp., Ltd. *	14,587	4,439,551
The Phoenix Holdings Ltd.	100,515	954,870
Tower Semiconductor Ltd. *	81,902	2,258,540
		39,690,460

Italy 2.9%
ACEA S.p.A.	41,356	987,909
Amplifon S.p.A.	19,646	923,527
Anima Holding S.p.A.	275,576	1,442,808
ASTM S.p.A. *	65,095	2,212,344
Autogrill S.p.A. *(a)	285,644	2,451,707
Azimut Holding S.p.A.	82,513	2,032,377
Banca Carige S.p.A. *(b)	60,120	10,985
Banca Generali S.p.A. *	30,296	1,219,713
Banca IFIS S.p.A.	70,406	1,102,081
Banca Mediolanum S.p.A.	177,331	1,713,437
Banca Monte dei Paschi di Siena S.p.A. *(a)	721,307	1,089,978
Banca Popolare di Sondrio Scarl	1,025,395	5,036,310
BFF Bank S.p.A.	105,464	988,584
BPER Banca	1,590,945	3,947,725
Brembo S.p.A.	136,472	1,773,817
Buzzi Unicem S.p.A.	80,910	2,293,503
Cerved Group S.p.A. *	145,255	1,726,073
Davide Campari-Milano N.V.	130,055	1,669,023
De'Longhi S.p.A.	43,428	1,927,742
DiaSorin S.p.A.	3,489	613,081
Enav S.p.A. *	233,850	1,088,182
ERG S.p.A.	40,276	1,228,518
Esprinet S.p.A.	90,360	1,542,109
Fincantieri S.p.A. *(a)	756,546	665,385
FinecoBank Banca Fineco S.p.A. *	139,386	2,321,071
Hera S.p.A.	843,783	3,582,072
Infrastrutture Wireless Italiane S.p.A.	54,814	613,632
Interpump Group S.p.A.	33,529	1,880,428
Iren S.p.A.	837,182	2,678,029
Italgas S.p.A.	378,945	2,505,629
Maire Tecnimont S.p.A. (a)	267,301	958,604
MARR S.p.A. *	39,405	978,264
Mediaset S.p.A. *	817,473	2,917,708
Moncler S.p.A.	46,692	3,301,191
Nexi S.p.A. *	7,913	160,638
OVS S.p.A. *(a)	1,005,264	2,223,805
Piaggio & C S.p.A.	187,550	734,740
Recordati Industria Chimica e Farmaceutica S.p.A.	29,778	1,660,990
Reply S.p.A.	5,616	909,186
Saipem S.p.A. (a)	1,356,260	3,368,689
Salvatore Ferragamo S.p.A. *	68,925	1,620,447
Societa Cattolica Di Assicurazione S.p.A. *(a)	260,026	1,917,925
Security	Number of Shares	Value ($)
Technogym S.p.A.	9,799	124,261
Tod's S.p.A. *(a)	23,079	1,334,275
UnipolSai Assicurazioni S.p.A. (a)	595,463	1,780,041
Webuild S.p.A (a)	392,867	925,556
		78,184,099

Japan 28.0%
ABC-Mart, Inc.	22,239	1,278,022
Achilles Corp.	9,948	127,816
Acom Co., Ltd.	178,201	813,429
Adastria Co., Ltd.	66,018	1,157,379
ADEKA Corp.	150,578	2,708,282
Advance Residence Investment Corp.	344	1,091,666
Aeon Delight Co., Ltd.	28,705	879,617
AEON Financial Service Co., Ltd.	165,170	1,970,475
Aeon Mall Co., Ltd.	128,322	2,052,452
Aica Kogyo Co., Ltd.	45,842	1,686,119
Aichi Steel Corp.	38,724	1,109,167
Aida Engineering Ltd.	88,257	707,822
Aiful Corp.	44,612	152,932
Ain Holdings, Inc.	24,442	1,495,746
Alpen Co., Ltd.	32,701	806,412
Amano Corp.	68,007	1,795,175
Anritsu Corp. (a)	51,071	967,319
AOKI Holdings, Inc.	168,720	991,072
Aoyama Trading Co., Ltd. *	371,166	2,922,753
Aozora Bank Ltd.	140,276	3,220,704
Arata Corp.	43,305	1,673,528
Arcland Sakamoto Co., Ltd.	58,984	769,648
Arcs Co., Ltd.	110,373	2,458,867
Ariake Japan Co., Ltd.	1,964	114,295
AS One Corp.	832	96,534
Asahi Holdings, Inc.	60,634	1,318,262
Asahi Intecc Co., Ltd.	18,848	469,593
Asanuma Corp.	13,730	566,803
Asics Corp.	215,800	5,180,377
ASKUL Corp.	33,900	545,914
Autobacs Seven Co., Ltd.	116,131	1,560,733
Avex, Inc.	75,200	1,055,091
Axial Retailing, Inc.	26,448	947,535
Azbil Corp.	75,843	3,068,892
Belc Co., Ltd.	12,908	656,110
Belluna Co., Ltd.	73,198	734,809
Benesse Holdings, Inc.	83,228	1,929,815
BML, Inc.	20,720	707,466
Bunka Shutter Co., Ltd.	105,966	1,053,156
Calbee, Inc.	60,215	1,400,591
Canon Electronics, Inc.	37,318	585,686
Canon Marketing Japan, Inc.	83,452	1,989,644
Capcom Co., Ltd.	37,586	1,206,443
Cawachi Ltd.	27,797	570,979
Central Glass Co., Ltd.	91,230	1,769,435
Chudenko Corp.	37,651	828,168
Chugoku Marine Paints Ltd.	71,791	577,070
Citizen Watch Co., Ltd.	938,396	3,771,503
CKD Corp.	47,666	1,086,598
Cocokara fine, Inc. (a)	32,902	2,423,334
Colowide Co., Ltd. (a)	34,571	603,244
Cosmos Pharmaceutical Corp.	9,468	1,326,682
Create SD Holdings Co., Ltd.	20,432	604,739
Credit Saison Co., Ltd.	246,016	3,131,824
CyberAgent, Inc.	136,053	2,710,544
Daifuku Co., Ltd.	27,387	2,370,759
Daihen Corp.	21,081	938,318
Daiho Corp.	30,529	1,153,426
Daiichikosho Co., Ltd.	50,477	1,980,525
Daikyonishikawa Corp.	213,031	1,481,871
Daio Paper Corp.	90,153	1,410,805

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Daiseki Co., Ltd.	25,947	999,187
Daishi Hokuetsu Financial Group, Inc.	39,434	869,179
Daiwa House REIT Investment Corp.	283	773,280
Daiwabo Holdings Co., Ltd.	179,431	2,796,497
DCM Holdings Co., Ltd.	175,221	1,621,959
DeNA Co., Ltd.	94,029	1,904,948
Descente Ltd. *	42,133	730,599
Dexerials Corp.	60,083	1,225,972
Disco Corp.	8,593	2,625,368
DMG Mori Co., Ltd.	99,772	1,762,737
Doshisha Co., Ltd.	40,676	619,155
Doutor Nichires Holdings Co., Ltd.	53,922	795,285
Dowa Holdings Co., Ltd.	89,996	3,711,133
DTS Corp.	35,953	852,934
Duskin Co., Ltd.	56,305	1,319,372
DyDo Group Holdings, Inc.	15,053	680,277
Eagle Industry Co., Ltd.	91,129	949,614
Earth Corp.	10,785	635,479
Eizo Corp.	23,260	1,005,695
Elecom Co., Ltd.	5,656	108,106
EPS Holdings, Inc.	10,180	150,698
Exedy Corp.	130,803	1,927,999
Ezaki Glico Co., Ltd.	53,357	2,052,286
Fancl Corp.	21,574	672,869
FCC Co., Ltd.	74,499	1,169,223
Food & Life Cos. Ltd.	36,419	1,622,670
Foster Electric Co., Ltd.	101,268	966,869
FP Corp.	21,785	842,875
Fuji Co., Ltd.	55,926	1,064,870
Fuji Corp.	69,691	1,765,484
Fuji Media Holdings, Inc.	105,820	1,208,547
Fuji Oil Holdings, Inc.	45,003	1,139,244
Fuji Seal International, Inc.	56,950	1,240,239
Fuji Soft, Inc.	19,706	992,691
Fujibo Holdings, Inc.	2,596	92,769
Fujimori Kogyo Co., Ltd.	21,537	822,509
Fujitec Co., Ltd.	70,132	1,545,168
Fujitsu General Ltd.	46,004	1,130,282
Fukuoka Financial Group, Inc.	140,849	2,690,827
Fukuyama Transporting Co., Ltd.	34,905	1,290,192
Furukawa Co., Ltd.	77,981	901,949
Furuno Electric Co., Ltd.	10,812	103,819
Futaba Industrial Co., Ltd.	265,692	1,220,045
Fuyo General Lease Co., Ltd.	11,192	752,070
Geo Holdings Corp.	115,940	1,164,935
Glory Ltd.	105,835	2,179,734
GLP J-REIT	724	1,229,105
GMO internet, Inc.	3,460	94,542
Godo Steel Ltd.	27,400	419,315
Goldwin, Inc.	2,196	122,205
Gree, Inc.	114,123	592,537
GS Yuasa Corp.	145,381	4,164,130
GungHo Online Entertainment, Inc.	61,696	1,165,197
Gunze Ltd.	32,505	1,290,151
H.U. Group Holdings, Inc.	88,329	2,379,803
Hamakyorex Co., Ltd.	24,002	675,483
Hamamatsu Photonics K.K.	35,091	2,150,610
Hazama Ando Corp.	358,242	2,746,060
Heiwa Corp.	80,520	1,350,115
Heiwa Real Estate Co., Ltd.	17,903	689,422
Heiwado Co., Ltd.	78,277	1,684,050
Hikari Tsushin, Inc.	7,748	1,537,271
Hirata Corp.	1,764	105,543
Hirose Electric Co., Ltd.	18,537	2,658,136
HIS Co., Ltd. *	56,848	1,297,980
Hisamitsu Pharmaceutical Co., Inc.	41,286	2,293,771
Hitachi Transport System Ltd.	46,755	1,498,626
Hitachi Zosen Corp.	415,731	2,759,569
Hogy Medical Co., Ltd.	17,584	529,239
Security	Number of Shares	Value ($)
Hokuetsu Corp.	405,409	2,208,138
Hokuhoku Financial Group, Inc.	178,161	1,462,872
Hokuriku Electric Power Co.	465,729	2,689,138
Horiba Ltd.	34,047	2,194,983
Hoshizaki Corp.	27,032	2,453,097
Hosiden Corp.	152,603	1,433,407
House Foods Group, Inc.	57,840	1,701,408
Hulic Co., Ltd.	172,321	1,947,670
Ibiden Co., Ltd.	76,138	3,530,837
Ichikoh Industries Ltd.	15,636	104,501
IDOM, Inc.	134,368	767,293
Iino Kaiun Kaisha Ltd.	190,424	768,795
Inaba Denki Sangyo Co., Ltd.	87,657	2,046,061
Inabata & Co., Ltd.	173,256	2,768,000
Inageya Co., Ltd.	11,112	151,865
Internet Initiative Japan, Inc.	39,564	1,072,428
Iriso Electronics Co., Ltd.	15,057	629,115
Ishihara Sangyo Kaisha Ltd.	115,364	1,031,169
Ito En Ltd.	31,703	1,798,834
Itochu Enex Co., Ltd.	168,527	1,537,009
Itochu Techno-Solutions Corp.	49,503	1,573,203
Itoham Yonekyu Holdings, Inc.	420,134	2,731,492
Iwatani Corp.	69,199	4,045,916
Izumi Co., Ltd.	68,678	2,600,990
J-Oil Mills, Inc.	48,066	826,049
Jaccs Co., Ltd.	47,027	1,095,123
JAFCO Group Co., Ltd.	18,974	1,390,593
Japan Airport Terminal Co., Ltd. *	22,425	1,025,667
Japan Aviation Electronics Industry Ltd.	96,441	1,719,671
Japan Display, Inc. *(a)	3,415,043	1,242,116
Japan Lifeline Co., Ltd.	10,048	128,826
Japan Metropolitan Fund Invest	2,784	2,789,696
Japan Petroleum Exploration Co., Ltd.	71,919	1,296,144
Japan Post Bank Co., Ltd.	349,777	3,015,127
Japan Prime Realty Investment Corp.	262	1,024,415
Japan Real Estate Investment Corp.	344	2,086,365
Jeol Ltd.	2,928	140,842
Joshin Denki Co., Ltd.	61,712	1,496,576
Joyful Honda Co., Ltd.	96,754	1,160,432
Juki Corp.	121,359	870,673
JVC Kenwood Corp.	815,123	1,704,736
Kadokawa Corp.	32,121	1,241,321
Kaga Electronics Co., Ltd.	45,804	1,196,173
Kagome Co., Ltd.	49,631	1,329,962
Kakaku.com, Inc.	28,821	859,585
Kaken Pharmaceutical Co., Ltd.	32,257	1,343,369
Kameda Seika Co., Ltd.	13,428	554,947
Kamigumi Co., Ltd.	138,159	2,757,527
Kanamoto Co., Ltd.	63,729	1,601,700
Kandenko Co., Ltd.	227,753	1,896,992
Kanematsu Corp.	203,146	2,770,802
Kansai Paint Co., Ltd.	104,567	2,836,312
Kanto Denka Kogyo Co., Ltd.	15,004	130,837
Kato Sangyo Co., Ltd.	61,076	1,832,696
Kawasaki Kisen Kaisha Ltd. *	209,458	5,633,796
Keihan Holdings Co., Ltd.	53,596	1,722,772
Keikyu Corp.	158,166	2,075,322
Keisei Electric Railway Co., Ltd.	69,179	2,207,941
Keiyo Co., Ltd.	105,592	698,986
KH Neochem Co., Ltd.	34,908	902,101
Kintetsu World Express, Inc.	56,747	1,289,998
Kissei Pharmaceutical Co., Ltd.	28,303	550,490
Kitz Corp.	168,421	1,159,306
Kobayashi Pharmaceutical Co., Ltd.	16,223	1,438,275
Koei Tecmo Holdings Co., Ltd.	2,433	114,377
Kohnan Shoji Co., Ltd.	44,684	1,222,995
Kokuyo Co., Ltd.	149,702	2,371,274
Komeri Co., Ltd.	48,168	1,148,411
Konami Holdings Corp.	55,926	3,620,760

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kose Corp.	12,697	2,029,673
Kumagai Gumi Co., Ltd.	69,026	1,892,370
Kumiai Chemical Industry Co., Ltd.	58,922	453,803
Kura Sushi, Inc. (a)	19,937	693,421
Kurabo Industries Ltd.	55,624	931,155
Kureha Corp.	29,736	1,746,711
Kurita Water Industries Ltd.	90,286	4,285,455
Kusuri no Aoki Holdings Co., Ltd.	7,428	522,104
KYB Corp.	68,748	2,403,601
Kyoei Steel Ltd.	60,929	789,487
KYORIN Holdings, Inc.	52,339	821,909
Kyoritsu Maintenance Co., Ltd.	19,292	644,675
Kyowa Exeo Corp.	113,136	2,814,641
Kyowa Kirin Co., Ltd.	105,529	3,219,366
Kyudenko Corp.	58,109	1,820,282
Kyushu Financial Group, Inc.	258,669	1,001,982
Lawson, Inc.	49,751	2,280,019
Leopalace21 Corp. *	1,406,408	1,764,804
Life Corp.	29,798	911,755
Lintec Corp.	71,945	1,598,850
Lion Corp.	123,111	2,168,366
M3, Inc.	15,150	1,020,929
Mabuchi Motor Co., Ltd.	50,221	1,991,030
Macnica Fuji Electronics Holdings, Inc.	98,863	2,150,310
Maeda Corp.	232,402	2,075,188
Maeda Road Construction Co., Ltd.	89,852	1,808,070
Makino Milling Machine Co., Ltd.	40,042	1,612,967
Mandom Corp.	42,772	745,180
Maruha Nichiro Corp.	100,951	2,216,837
Marui Group Co., Ltd.	126,189	2,424,527
Maruichi Steel Tube Ltd.	62,827	1,595,597
Max Co., Ltd.	46,370	707,092
Maxell Holdings Ltd. *	100,981	1,162,464
MCJ Co., Ltd.	74,842	748,590
Mebuki Financial Group, Inc.	832,026	1,800,611
Megmilk Snow Brand Co., Ltd.	101,773	1,974,845
Meidensha Corp.	69,415	1,437,217
Meitec Corp.	18,635	1,026,852
Menicon Co., Ltd.	1,864	117,798
Ministop Co., Ltd.	36,400	448,153
Mirait Holdings Corp.	113,363	2,021,413
Mitsubishi HC Capital, Inc.	483,442	2,729,870
Mitsubishi Logisnext Co., Ltd.	93,464	870,263
Mitsubishi Logistics Corp.	60,088	1,838,564
Mitsui E&S Holdings Co., Ltd. *	384,356	1,750,965
Mitsui-Soko Holdings Co., Ltd.	46,709	974,741
Miura Co., Ltd.	22,923	1,050,529
Mixi, Inc.	64,000	1,567,193
Mizuho Leasing Co., Ltd.	25,358	807,029
Mizuno Corp.	56,010	1,169,347
Modec, Inc.	36,556	721,979
MonotaRO Co., Ltd.	3,554	83,053
Morinaga & Co., Ltd.	36,010	1,119,838
Morinaga Milk Industry Co., Ltd.	60,715	3,157,898
MOS Food Services, Inc.	20,203	572,242
Musashi Seimitsu Industry Co., Ltd.	98,262	1,999,639
Nabtesco Corp.	73,667	3,436,342
Nachi-Fujikoshi Corp.	37,940	1,464,472
Nankai Electric Railway Co., Ltd.	92,459	1,996,728
NEC Networks & System Integration Corp.	47,155	755,509
NET One Systems Co., Ltd.	38,480	1,179,155
Nexon Co., Ltd.	82,576	1,955,243
Nichi-iko Pharmaceutical Co., Ltd.	73,702	581,708
Nichias Corp.	72,493	1,806,804
Nichicon Corp.	95,399	1,002,785
Nichiha Corp.	38,120	1,038,833
Nichireki Co., Ltd.	7,752	94,807
Nifco, Inc.	89,983	3,109,210
Nihon Kohden Corp.	52,592	1,494,431
Security	Number of Shares	Value ($)
Nihon M&A Center, Inc.	4,392	106,870
Nihon Parkerizing Co., Ltd.	103,549	1,054,557
Nihon Unisys Ltd.	48,318	1,427,902
Nikkiso Co., Ltd.	83,690	914,711
Nippn Corp.	97,006	1,392,794
Nippo Corp.	67,749	1,760,642
Nippon Building Fund, Inc.	429	2,742,323
Nippon Chemi-Con Corp. *	50,746	1,139,737
Nippon Denko Co., Ltd.	284,148	837,135
Nippon Densetsu Kogyo Co., Ltd.	48,408	809,918
Nippon Gas Co., Ltd.	76,480	1,186,405
Nippon Holdings Co., Ltd.	84,541	1,811,895
Nippon Kayaku Co., Ltd.	261,267	2,463,595
Nippon Koei Co., Ltd.	22,911	658,320
Nippon Paint Holdings Co., Ltd.	133,658	1,953,066
Nippon Prologis REIT, Inc.	396	1,224,278
Nippon Sanso Holdings Corp.	93,156	1,851,685
Nippon Sheet Glass Co., Ltd. *	542,462	3,053,276
Nippon Shinyaku Co., Ltd.	14,004	1,009,791
Nippon Signal Company Ltd.	78,911	683,812
Nippon Soda Co., Ltd.	45,015	1,397,829
Nippon Suisan Kaisha Ltd.	598,373	2,796,669
Nippon Television Holdings, Inc.	39,432	470,423
Nippon Thompson Co., Ltd.	21,392	123,518
Nippon Yakin Kogyo Co., Ltd.	38,744	809,581
Nipro Corp.	152,545	1,889,214
Nishi-Nippon Financial Holdings, Inc.	198,247	1,270,872
Nishi-Nippon Railroad Co., Ltd.	79,476	1,980,848
Nishimatsu Construction Co., Ltd.	108,217	3,380,090
Nishimatsuya Chain Co., Ltd.	62,994	888,990
Nishio Rent All Co., Ltd.	39,150	1,160,527
Nissan Chemical Corp.	54,192	2,848,191
Nissha Co., Ltd.	80,096	1,141,992
Nisshinbo Holdings, Inc.	382,208	3,235,605
Nissin Electric Co., Ltd.	55,757	653,012
Nitta Corp.	26,356	633,167
Nittetsu Mining Co., Ltd.	20,360	1,162,635
Nitto Boseki Co., Ltd.	16,213	505,666
Nitto Kogyo Corp.	41,014	662,713
Noevir Holdings Co., Ltd.	2,596	121,332
NOF Corp.	43,484	2,301,222
Nojima Corp.	50,784	1,413,040
Nomura Co., Ltd.	78,917	642,243
Nomura Real Estate Master Fund, Inc.	1,089	1,713,089
Nomura Research Institute Ltd.	90,609	2,891,908
North Pacific Bank Ltd.	293,325	674,801
NS Solutions Corp.	29,092	865,022
NSD Co., Ltd.	37,178	612,562
Obic Co., Ltd.	7,106	1,334,293
Ohsho Food Service Corp.	9,748	491,943
Okamoto Industries, Inc.	18,403	695,290
Okamura Corp.	173,344	2,216,155
Okasan Securities Group, Inc.	231,676	941,661
Oki Electric Industry Co., Ltd.	232,816	2,104,288
OKUMA Corp.	40,248	2,118,990
Okumura Corp.	61,940	1,635,588
Okuwa Co., Ltd.	22,988	235,576
Onward Holdings Co., Ltd.	523,816	1,438,440
Open House Co., Ltd.	31,901	1,479,383
Oracle Corp. Japan *	8,517	772,125
Orient Corp.	675,389	970,325
Orix JREIT, Inc.	687	1,261,869
Osaka Soda Co., Ltd.	30,639	703,743
OSG Corp.	90,233	1,486,721
Outsourcing, Inc.	74,650	1,364,369
Pacific Industrial Co., Ltd.	91,445	1,002,798
Paramount Bed Holdings Co., Ltd.	37,610	699,363
Park24 Co., Ltd. *	95,828	2,009,360
Pasona Group, Inc.	6,188	107,527

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Penta-Ocean Construction Co., Ltd.	399,463	2,858,626
Pigeon Corp.	34,553	997,552
Pilot Corp.	40,258	1,299,531
Piolax, Inc.	41,270	553,894
Plenus Co., Ltd.	44,951	794,179
Pola Orbis Holdings, Inc.	60,635	1,583,485
Press Kogyo Co., Ltd.	498,101	1,471,997
Prima Meat Packers Ltd.	49,744	1,393,149
Qol Holdings Co., Ltd.	48,892	681,087
Raito Kogyo Co., Ltd.	52,153	861,669
Raiznext Corp.	64,719	679,115
Relia, Inc.	52,053	573,186
Relo Group, Inc.	40,405	804,977
Rengo Co., Ltd.	344,048	2,912,559
Resorttrust, Inc.	59,496	949,988
Restar Holdings Corp.	48,398	808,870
Retail Partners Co., Ltd.	19,096	193,434
Rinnai Corp.	28,073	2,792,622
Rohto Pharmaceutical Co., Ltd.	51,392	1,275,279
Round One Corp.	90,244	1,193,133
Royal Holdings Co., Ltd. *	37,580	690,262
Ryobi Ltd. *	127,653	1,862,997
Ryosan Co., Ltd.	87,246	1,637,424
Ryoyo Electro Corp.	23,458	564,400
S Foods, Inc.	38,248	1,144,223
Saibu Gas Holdings Co., Ltd.	7,120	162,373
Saizeriya Co., Ltd.	39,631	860,909
Sakata INX Corp.	85,852	808,754
Sakata Seed Corp.	16,153	540,514
SAMTY Co., Ltd.	6,920	122,889
San-A Co., Ltd.	26,687	1,038,603
Sanden Holdings Corp. *	211,951	707,306
Sangetsu Corp.	84,426	1,197,586
Sanken Electric Co., Ltd. *	31,783	1,531,711
Sanki Engineering Co., Ltd.	78,178	991,665
Sankyo Co., Ltd.	50,639	1,245,542
Sanoh Industrial Co., Ltd.	75,123	771,894
Sanrio Co., Ltd. *	41,416	702,726
Sanwa Holdings Corp.	255,870	3,201,429
Sanyo Chemical Industries Ltd.	17,825	907,661
Sanyo Denki Co., Ltd.	12,040	841,897
Sanyo Special Steel Co., Ltd. *	61,014	916,528
Sapporo Holdings Ltd.	112,424	2,231,613
Sato Holdings Corp.	32,229	773,379
Sawai Group Holdings Co., Ltd.	35,620	1,559,539
SCREEN Holdings Co., Ltd.	35,013	3,279,235
SCSK Corp.	27,653	1,652,014
Sega Sammy Holdings, Inc.	217,788	2,796,241
Seiko Holdings Corp.	73,639	1,469,097
Seiren Co., Ltd.	58,937	1,092,726
Sekisui Jushi Corp.	27,104	524,212
Senko Group Holdings Co., Ltd.	205,982	1,908,576
Senshu Ikeda Holdings, Inc.	432,808	641,489
Seven Bank Ltd.	527,157	1,107,281
Sharp Corp.	124,045	2,321,297
Shibaura Machine Co., Ltd.	33,825	784,611
Shibuya Corp.	18,857	579,556
Shima Seiki Manufacturing Ltd.	43,582	866,686
Shindengen Electric Manufacturing Co., Ltd. *	25,055	819,029
Shinko Electric Industries Co., Ltd.	52,355	1,690,023
Shinmaywa Industries Ltd.	171,103	1,529,386
Shinsei Bank Ltd.	131,783	2,122,189
Ship Healthcare Holdings, Inc.	66,526	1,595,777
SHO-BOND Holdings Co., Ltd.	14,300	598,786
Shochiku Co., Ltd. *	4,342	499,838
Shoei Foods Corp.	16,018	586,975
Showa Sangyo Co., Ltd.	40,575	1,098,357
Siix Corp.	83,338	1,179,880
Security	Number of Shares	Value ($)
SKY Perfect JSAT Holdings, Inc.	241,652	958,038
Skylark Holdings Co., Ltd. *(a)	178,718	2,461,994
Sodick Co., Ltd.	13,408	135,086
Sohgo Security Services Co., Ltd.	51,766	2,424,141
Sotetsu Holdings, Inc.	64,280	1,251,407
Square Enix Holdings Co., Ltd.	36,522	1,962,673
St Marc Holdings Co., Ltd.	36,481	514,167
Star Micronics Co., Ltd.	36,528	584,581
Starts Corp., Inc.	38,838	991,654
Sugi Holdings Co., Ltd.	32,513	2,560,242
Sumitomo Bakelite Co., Ltd.	45,427	1,854,669
Sumitomo Dainippon Pharma Co., Ltd.	146,346	2,818,466
Sumitomo Densetsu Co., Ltd.	5,024	105,756
Sumitomo Mitsui Construction Co., Ltd.	440,186	1,905,238
Sumitomo Osaka Cement Co., Ltd.	75,249	2,134,820
Sundrug Co., Ltd.	77,300	2,621,769
Suruga Bank Ltd.	451,242	1,489,437
SWCC Showa Holdings Co., Ltd.	42,087	644,077
T-Gaia Corp.	42,178	726,010
Tadano Ltd.	215,702	2,145,742
Taikisha Ltd.	45,607	1,322,904
Taisho Pharmaceutical Holdings Co., Ltd.	33,701	1,927,523
Taiyo Holdings Co., Ltd.	10,031	467,916
Takara Holdings, Inc.	171,345	2,301,219
Takara Leben Co., Ltd.	39,456	126,647
Takara Standard Co., Ltd.	84,757	1,262,396
Takasago Thermal Engineering Co., Ltd.	99,716	1,686,490
Takeuchi Manufacturing Co., Ltd.	40,198	1,088,882
Takuma Co., Ltd.	54,916	942,273
Tamura Corp.	134,406	674,627
Tanseisha Co., Ltd.	14,772	112,964
TBS Holdings, Inc.	46,513	795,976
TechnoPro Holdings, Inc.	13,100	949,370
The 77 Bank Ltd.	61,975	769,228
The Awa Bank Ltd.	31,085	598,381
The Bank of Kyoto Ltd.	28,105	1,420,903
The Chiba Bank Ltd.	454,768	2,956,664
The Chugoku Bank Ltd.	130,067	1,052,599
The Gunma Bank Ltd.	477,183	1,579,401
The Hachijuni Bank Ltd.	445,190	1,542,327
The Hokkoku Bank Ltd.	22,550	488,011
The Hyakugo Bank Ltd.	166,924	476,600
The Iyo Bank Ltd.	195,183	1,045,354
The Japan Steel Works Ltd.	81,308	2,168,460
The Japan Wool Textile Co., Ltd.	84,155	725,428
The Juroku Bank Ltd.	37,606	675,010
The Kiyo Bank Ltd.	46,902	640,998
The Musashino Bank Ltd.	44,644	722,585
The Nanto Bank Ltd.	32,258	550,564
The Nisshin Oillio Group Ltd.	52,306	1,441,120
The Ogaki Kyoritsu Bank Ltd.	31,307	544,581
The Okinawa Electric Power Co., Inc.	94,586	1,197,215
The San-In Godo Bank Ltd.	162,528	799,524
The Shiga Bank Ltd.	35,523	657,971
The Shizuoka Bank Ltd.	336,683	2,700,199
The Sumitomo Warehouse Co., Ltd.	78,296	1,050,117
THK Co., Ltd.	100,001	3,314,423
TKC Corp.	33,800	1,068,015
Toa Corp. (a)	41,003	931,725
Toagosei Co., Ltd.	180,917	1,980,669
Tocalo Co., Ltd.	8,484	110,548
Toda Corp.	333,431	2,437,631
Toei Co., Ltd.	3,927	813,074
Toho Co., Ltd.	62,412	2,607,712
Toho Zinc Co., Ltd.	56,372	1,051,833
Tokai Carbon Co., Ltd.	151,982	2,281,630
TOKAI Holdings Corp.	145,226	1,171,316
Tokai Rika Co., Ltd.	162,886	2,666,013
Tokai Tokyo Financial Holdings, Inc.	307,561	1,171,794

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Token Corp.	15,530	1,375,423
Tokuyama Corp.	111,269	2,341,227
Tokyo Century Corp.	25,898	1,525,974
Tokyo Ohka Kogyo Co., Ltd.	21,154	1,340,699
Tokyo Seimitsu Co., Ltd.	30,651	1,530,111
Tokyo Steel Manufacturing Co., Ltd.	152,662	1,618,585
Tokyo Tatemono Co., Ltd.	180,802	2,763,611
Tokyu Construction Co., Ltd.	219,449	1,414,770
Tomy Co., Ltd.	142,131	1,240,698
Topcon Corp.	124,002	1,982,228
Toppan Forms Co., Ltd.	96,661	958,919
Topre Corp.	132,814	1,991,455
Toshiba TEC Corp.	29,786	1,167,335
Totetsu Kogyo Co., Ltd.	40,423	890,611
Towa Pharmaceutical Co., Ltd.	29,796	635,612
Toyo Construction Co., Ltd.	162,551	836,589
Toyo Ink SC Holdings Co., Ltd.	94,737	1,749,587
Toyo Tire Corp.	152,884	3,120,933
Toyobo Co., Ltd.	186,200	2,328,029
Toyota Boshoku Corp.	191,453	3,715,033
TPR Co., Ltd.	104,811	1,431,472
Trancom Co., Ltd.	9,654	753,183
Transcosmos, Inc.	37,092	1,018,575
Trend Micro, Inc.	44,332	2,257,415
Trusco Nakayama Corp.	46,655	1,195,912
TSI Holdings Co., Ltd. *	359,808	997,876
Tsubaki Nakashima Co., Ltd.	69,221	1,126,671
Tsubakimoto Chain Co.	82,911	2,378,579
Tsumura & Co.	49,708	1,611,357
TV Asahi Holdings Corp.	38,218	660,279
UACJ Corp. *	91,354	1,996,954
Uchida Yoko Co., Ltd.	11,561	503,543
Ulvac, Inc.	51,679	2,396,571
Unipres Corp.	271,046	2,383,282
United Arrows Ltd. *	72,459	1,230,765
United Super Markets Holdings, Inc.	179,422	1,789,733
United Urban Investment Corp.	859	1,230,992
Unitika Ltd. *	25,384	84,479
Ushio, Inc.	130,015	1,871,459
USS Co., Ltd.	80,766	1,425,477
V Technology Co., Ltd.	1,864	88,475
Valor Holdings Co., Ltd.	96,889	2,005,177
Valqua Ltd.	5,324	101,034
VT Holdings Co., Ltd.	200,895	862,218
Wacoal Holdings Corp.	97,041	2,208,626
Wacom Co., Ltd.	87,033	547,641
Wakita & Co., Ltd.	73,688	751,788
Warabeya Nichiyo Holdings Co., Ltd.	71,181	1,259,543
Welcia Holdings Co., Ltd.	49,207	1,514,578
World Co., Ltd. *	53,867	694,063
Xebio Holdings Co., Ltd.	107,899	929,123
YAMABIKO Corp.	66,917	730,170
Yamaguchi Financial Group, Inc.	235,072	1,404,340
Yamato Kogyo Co., Ltd.	46,047	1,526,177
Yamazen Corp.	179,046	1,590,616
Yaoko Co., Ltd.	18,213	1,068,187
Yellow Hat Ltd.	52,456	945,377
Yokogawa Bridge Holdings Corp.	38,428	700,597
Yokohama Reito Co., Ltd.	79,434	637,061
Yondoshi Holdings, Inc.	34,073	577,514
Yoshinoya Holdings Co., Ltd. *	57,257	1,054,810
Yuasa Trading Co., Ltd.	49,392	1,360,834
Zenkoku Hosho Co., Ltd.	15,661	649,367
Zenrin Co., Ltd.	42,284	449,850
Zensho Holdings Co., Ltd.	62,362	1,559,404
Zeon Corp.	190,390	2,904,973
ZERIA Pharmaceutical Co., Ltd.	28,529	547,881
Security	Number of Shares	Value ($)
Zojirushi Corp.	41,468	639,506
ZOZO, Inc.	21,651	740,239
		751,988,695

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	—

Netherlands 1.9%
Accell Group N.V. *	23,790	1,350,458
Adyen N.V. *	367	850,399
AMG Advanced Metallurgical Group N.V.	29,931	1,085,063
Arcadis N.V.	88,656	3,859,788
ASM International N.V.	12,578	3,927,000
BE Semiconductor Industries N.V.	26,686	2,138,347
Boskalis Westminster	145,422	4,956,540
Corbion N.V.	34,766	2,004,859
Eurocommercial Properties N.V. *	66,207	1,967,861
Flow Traders	13,999	611,857
Fugro N.V. CVA *	179,187	1,948,119
GrandVision N.V.	27,774	923,638
Heijmans N.V. CVA	7,334	119,357
IMCD N.V.	16,218	2,639,396
Intertrust N.V. *	61,830	1,141,824
JDE Peet's N.V. *	6,577	259,181
Koninklijke BAM Groep N.V. *	914,846	2,692,438
Koninklijke Vopak N.V.	39,517	1,870,628
OCI N.V. *	64,122	1,652,812
PostNL N.V.	666,734	3,913,093
SBM Offshore N.V.	157,792	2,717,910
Sligro Food Group N.V. *	100,579	3,216,158
TKH Group N.V.	43,466	2,299,007
TomTom N.V. *	65,510	596,912
Van Lanschot Kempen N.V. *	32,720	948,617
Wereldhave N.V. (a)	89,835	1,607,563
		51,298,825

New Zealand 0.8%
Air New Zealand Ltd. *	2,167,133	2,616,001
Auckland International Airport Ltd. *	292,703	1,549,131
Chorus Ltd.	288,407	1,313,117
EBOS Group Ltd.	105,182	2,478,352
Fisher & Paykel Healthcare Corp., Ltd.	71,277	1,509,451
Freightways Ltd.	101,741	851,216
Genesis Energy Ltd.	522,322	1,274,270
Infratil Ltd.	272,276	1,482,475
Mercury NZ Ltd.	391,067	1,854,245
Meridian Energy Ltd.	617,693	2,306,312
Ryman Healthcare Ltd.	60,705	574,786
SKYCITY Entertainment Group Ltd. *	824,985	2,141,249
The a2 Milk Co., Ltd. *	22,990	98,006
Z Energy Ltd.	960,122	1,781,987
		21,830,598

Norway 1.7%
Aker A.S.A., A Shares	32,737	2,534,897
Aker BP A.S.A.	70,576	2,080,361
Aker Solutions A.S.A. *	914,432	1,666,195
Austevoll Seafood A.S.A.	129,239	1,690,561
Bakkafrost P/F	16,316	1,455,136
Borregaard A.S.A.	72,113	1,650,132
BW LPG Ltd.	182,010	1,259,042
BW Offshore Ltd.	166,377	679,789
DNO A.S.A. *	1,044,366	1,110,147
Elkem A.S.A. *	387,428	1,410,481
Entra A.S.A.	61,311	1,455,785

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Europris A.S.A.	134,042	898,351
Fjordkraft Holding A.S.A.	14,420	96,643
Frontline Ltd.	76,757	650,198
Gjensidige Forsikring A.S.A.	90,534	2,040,772
Grieg Seafood A.S.A. *	13,463	133,571
Kongsberg Automotive A.S.A. *	2,350,431	807,603
Kongsberg Gruppen A.S.A.	48,211	1,248,592
Leroy Seafood Group A.S.A.	214,777	1,941,185
Norwegian Finans Holding A.S.A.	85,474	1,003,507
PGS A.S.A. *	3,431,731	2,145,936
Salmar A.S.A.	27,023	1,997,368
Schibsted A.S.A., B Shares	26,040	1,079,533
Schibsted A.S.A., Class A	18,936	924,625
SpareBank 1 Nord Norge	126,309	1,278,857
SpareBank 1 SMN	123,463	1,752,422
SpareBank 1 SR-Bank A.S.A.	129,732	1,791,720
Storebrand A.S.A.	296,389	2,955,483
TGS Nopec Geophysical Co. A.S.A.	135,062	1,828,155
Tomra Systems A.S.A.	22,607	1,174,221
Veidekke A.S.A.	132,179	1,977,378
XXL A.S.A. *	304,703	773,089
		45,491,735

Poland 0.9%
Alior Bank S.A. *	261,586	2,415,493
Asseco Poland S.A.	110,054	2,185,563
Bank Millennium S.A. *	742,460	1,016,585
Cyfrowy Polsat S.A.	273,989	2,285,134
Enea S.A. *	1,056,161	2,464,696
Eurocash S.A. *	207,639	866,443
Jastrzebska Spolka Weglowa S.A. *	217,039	2,140,938
LPP S.A. *	459	1,430,264
mBank S.A. *	12,411	1,011,505
Orange Polska S.A. *	1,290,749	2,352,905
Santander Bank Polska S.A. *	28,409	2,093,851
Tauron Polska Energia S.A. *	5,427,665	5,003,075
		25,266,452

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A. (a)	316,764	1,628,355
EDP Renovaveis S.A.	61,049	1,450,153
Mota-Engil, SGPS, S.A. *(a)	386,192	685,431
NOS, SGPS S.A.	392,139	1,414,900
REN - Redes Energeticas Nacionais, SGPS, S.A.	383,525	1,079,211
Sonae, SGPS, S.A.	2,279,131	2,208,565
The Navigator Co. S.A.	540,309	1,989,012
		10,455,627

Republic of Korea 9.0%
AJ Networks Co., Ltd.	30,894	162,877
AK Holdings, Inc.	34,746	1,109,081
AMOREPACIFIC Group	39,141	2,677,718
Asiana Airlines, Inc. *(b)	88,082	1,358,388
BGF retail Co., Ltd.	8,984	1,441,887
Binggrae Co., Ltd.	9,307	521,553
Celltrion, Inc. *	5,391	1,322,011
Cheil Worldwide, Inc.	76,517	1,649,990
Chong Kun Dang Pharmaceutical Corp.	726	84,948
CJ CGV Co., Ltd. *	7,247	201,757
CJ ENM Co., Ltd.	11,483	1,612,336
CJ Logistics Corp. *	8,123	1,238,151
Com2uSCorp	6,469	767,951
Dae Han Flour Mills Co., Ltd.	924	149,126
Daesang Corp.	41,954	1,111,576
Security	Number of Shares	Value ($)
Daewoo Engineering & Construction Co., Ltd. *	516,668	3,696,773
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	94,407	2,856,842
Daou Technology, Inc.	30,029	733,695
DB HiTek Co., Ltd.	22,236	1,036,736
DGB Financial Group, Inc.	372,443	3,152,391
DL Holdings Co., Ltd.	25,640	1,915,011
Dongkuk Steel Mill Co., Ltd.	369,235	7,498,586
Dongwon Industries Co., Ltd.	2,485	669,544
Doosan Bobcat, Inc. *	38,091	1,728,149
Doosan Co., Ltd.	36,701	2,853,023
Doosan Heavy Industries & Construction Co., Ltd. *	521,058	8,339,357
Doosan Infracore Co., Ltd. *	331,436	3,684,934
Easy Holdings Co., Ltd.	24,605	110,527
Fila Holdings Corp.	27,621	1,359,628
Green Cross Corp.	2,481	773,018
Green Cross Holdings Corp.	19,960	620,115
GS Global Corp. *	54,264	137,691
GS Home Shopping, Inc.	6,005	804,938
GS Retail Co., Ltd.	47,803	1,596,577
Halla Holdings Corp.	16,814	651,273
Handsome Co., Ltd.	20,510	824,777
Hanjin Transportation Co., Ltd.	20,486	747,584
Hanmi Pharm Co., Ltd.	393	124,211
Hanon Systems	130,574	1,984,425
Hansol Chemical Co., Ltd.	459	102,887
Hansol Paper Co., Ltd.	60,626	856,146
Hanssem Co., Ltd.	8,064	780,877
Hanwha Aerospace Co., Ltd.	49,462	2,099,907
Hanwha General Insurance Co., Ltd. *	436,483	1,853,086
Hanwha Life Insurance Co., Ltd.	1,594,402	5,603,923
Harim Holdings Co., Ltd.	130,549	1,246,612
HDC Holdings Co., Ltd.	77,506	976,382
HDC Hyundai Development Co-Engineering & Construction	55,116	1,445,479
Hite Jinro Co., Ltd.	22,863	775,903
HMM Co., Ltd. *	194,574	8,661,884
Hotel Shilla Co., Ltd.	22,845	1,995,071
HS Industries Co., Ltd.	25,802	187,390
Huchems Fine Chemical Corp.	31,984	625,169
Hyosung Advanced Materials Corp. *	6,367	2,195,025
Hyosung Chemical Corp. *	4,801	1,553,986
Hyosung Corp.	13,473	1,189,896
Hyosung Heavy Industries Corp. *	15,767	979,694
Hyosung TNC Corp.	5,734	3,650,265
Hyundai Construction Equipment Co., Ltd. *	72,213	3,735,937
Hyundai Corp.	63,718	1,171,182
Hyundai Department Store Co., Ltd.	29,122	2,344,800
Hyundai Elevator Co., Ltd.	18,561	890,356
Hyundai Greenfood Co., Ltd.	146,210	1,428,933
Hyundai Home Shopping Network Corp.	11,018	933,561
Hyundai Mipo Dockyard Co., Ltd. *	25,571	1,951,127
Hyundai Wia Corp.	72,162	5,318,494
Innocean Worldwide, Inc.	2,072	120,571
Interpark Holdings Corp.	385,455	1,776,418
INTOPS Co., Ltd.	3,364	90,034
IS Dongseo Co., Ltd.	20,734	1,134,021
JB Financial Group Co., Ltd.	274,191	1,897,924
Kakao Corp.	16,329	1,786,190
Kangwon Land, Inc. *	102,937	2,575,040
KCC Corp.	11,473	3,199,232
KEPCO Plant Service & Engineering Co., Ltd.	34,446	1,412,987
KIWOOM Securities Co., Ltd.	868	95,727
Kolon Corp.	33,499	901,076

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kolon Industries, Inc.	62,770	3,416,246
Korea Aerospace Industries Ltd.	49,111	1,492,749
Korea Electric Terminal Co., Ltd.	14,397	1,094,652
Korea Investment Holdings Co., Ltd.	23,495	2,201,405
Korea PetroChemical Ind Co., Ltd.	7,951	1,928,401
Korean Reinsurance Co.	203,297	1,780,877
Kumho Petrochemical Co., Ltd.	21,440	4,488,694
Kumho Tire Co., Inc. *	256,259	1,139,644
KUMHOE&C Co., Ltd.	14,174	145,514
Kwang Dong Pharmaceutical Co., Ltd.	21,941	177,055
LF Corp.	78,335	1,415,270
LG Hausys Ltd.	22,384	1,926,714
LG HelloVision Co., Ltd.	147,611	681,607
LG Innotek Co., Ltd.	18,495	3,341,471
LG International Corp.	148,142	4,217,259
Lotte Chilsung Beverage Co., Ltd.	6,522	953,184
Lotte Corp.	19,243	662,540
LOTTE Fine Chemical Co., Ltd.	25,141	1,499,037
Lotte Food Co., Ltd.	281	115,771
LOTTE Himart Co., Ltd.	62,216	2,178,369
LS Corp.	62,958	3,872,428
LS Electric Co., Ltd.	23,785	1,213,455
Mando Corp. *	73,135	4,262,329
Meritz Financial Group, Inc.	78,092	1,319,855
Meritz Fire & Marine Insurance Co., Ltd.	160,521	2,569,084
Meritz Securities Co., Ltd.	276,519	1,108,258
Mirae Asset Securities Co., Ltd.	153,413	1,356,274
NCSoft Corp.	2,834	2,164,949
Netmarble Corp.	954	117,186
Nexen Tire Corp.	125,961	945,300
NH Investment & Securities Co., Ltd.	97,817	1,175,242
NHN Corp. *	2,742	178,489
NICE Holdings Co., Ltd.	7,656	129,396
NongShim Co., Ltd.	4,345	1,166,796
OCI Co., Ltd. *	40,841	4,613,975
Orion Corp.	11,292	1,199,769
Ottogi Corp.	1,339	650,711
Pan Ocean Co., Ltd.	243,684	1,509,779
Partron Co., Ltd.	77,731	717,860
Poongsan Corp.	67,447	2,446,186
S-1 Corp.	17,658	1,282,433
Samsung Card Co., Ltd.	47,420	1,415,840
Samsung Engineering Co., Ltd. *	113,972	1,972,258
Samsung Heavy Industries Co., Ltd. *	643,755	3,393,956
Samsung Securities Co., Ltd.	39,560	1,645,821
SAMT Co., Ltd.	74,603	243,482
Samyang Corp.	2,174	124,167
Samyang Holdings Corp.	17,030	1,771,254
Seah Besteel Corp.	52,786	1,502,695
Sebang Global Battery Co., Ltd.	1,813	154,754
Seohan Co., Ltd.	128,640	208,768
Seoul Semiconductor Co., Ltd.	47,800	846,454
Seoyeon Co., Ltd.	16,244	275,273
Seoyon E-Hwa Co., Ltd.	143,144	1,242,387
SFA Engineering Corp.	19,319	747,436
Shinsegae, Inc.	9,783	2,763,064
SK Chemicals Co., Ltd.	3,760	854,622
SK Discovery Co., Ltd.	13,196	618,803
SK Gas Ltd.	11,740	1,136,842
SK Materials Co., Ltd.	396	114,259
SK Networks Co., Ltd.	852,976	4,573,475
SKC Co., Ltd.	14,816	1,726,961
SL Corp.	28,778	805,051
SNT Motiv Co., Ltd.	12,311	710,866
SSANGYONG C&E Co., Ltd.	183,146	1,256,224
Sungwoo Hitech Co., Ltd.	343,313	2,108,575
Taekwang Industrial Co., Ltd.	2,337	2,623,441
Tongyang, Inc.	384,936	472,843
Unid Co., Ltd.	1,780	126,561
Security	Number of Shares	Value ($)
WONIK IPS Co., Ltd.	19,183	865,153
Young Poong Corp.	1,424	892,474
Youngone Corp.	45,040	1,918,228
Yuhan Corp.	18,722	1,074,337
		241,894,884

Singapore 1.4%
Ascendas Real Estate Investment Trust	817,349	1,797,525
Ascott Residence Trust	706,368	531,164
CapitaLand Integrated Commercial Trust	1,223,572	1,895,649
City Developments Ltd.	426,595	2,459,885
First Resources Ltd.	414,280	422,671
Genting Singapore Ltd.	4,459,656	2,847,952
Golden Agri-Resources Ltd.	26,006,320	4,618,716
Keppel Infrastructure Trust	2,132,791	878,455
Mapletree Commercial Trust	491,466	768,844
Mapletree Industrial Trust	364,957	758,488
Mapletree Logistics Trust	495,582	741,575
Mapletree North Asia Commercial Trust	1,006,143	783,198
NetLink NBN Trust	228,016	164,567
SATS Ltd. *	573,445	1,720,508
Sembcorp Industries Ltd.	2,033,693	3,381,291
Sembcorp Marine Ltd. *	12,102,219	1,829,235
Singapore Exchange Ltd.	261,465	2,053,069
Singapore Press Holdings Ltd.	2,738,011	3,621,160
Singapore Technologies Engineering Ltd.	976,065	2,869,478
StarHub Ltd.	1,073,771	990,025
Suntec Real Estate Investment Trust	672,856	737,335
UOL Group Ltd.	265,360	1,488,038
		37,358,828

Spain 1.5%
Abengoa S.A., B Shares *(b)	192,522,094	363,507
Acerinox S.A. (a)	331,911	4,728,492
Almirall S.A.	46,238	789,111
Applus Services S.A. *	189,791	1,981,332
Atresmedia Corp de Medios de Comunicaion S.A. *	31,403	153,779
Cellnex Telecom S.A. *	19,327	1,172,686
Cia de Distribucion Integral Logista Holdings S.A.	56,777	1,240,782
Cie Automotive S.A.	42,638	1,275,634
Construcciones y Auxiliar de Ferrocarriles S.A.	17,459	811,362
Ebro Foods S.A.	79,337	1,681,612
Ence Energia y Celulosa S.A. *	172,679	727,807
Euskaltel S.A.	79,234	1,063,638
Faes Farma S.A.	145,775	602,692
Gestamp Automocion S.A. *	415,045	2,257,952
Grupo Catalana Occidente S.A.	30,653	1,293,829
Indra Sistemas S.A. *	76,858	669,416
Inmobiliaria Colonial Socimi S.A.	71,577	794,751
Mediaset Espana Comunicacion S.A. *	433,044	3,033,197
Melia Hotels International S.A. *	185,340	1,554,214
Merlin Properties Socimi S.A.	122,619	1,413,323
Obrascon Huarte Lain S.A. *(a)	1,011,426	756,490
Prosegur Cash S.A.	587,870	554,272
Prosegur Cia de Seguridad S.A.	580,627	1,800,762
Sacyr S.A.	470,842	1,265,265
Siemens Gamesa Renewable Energy S.A.	77,785	2,568,775
Tecnicas Reunidas S.A. *(a)	58,051	825,949
Unicaja Banco S.A.	2,509,400	2,815,336
Viscofan S.A.	22,828	1,608,689
Zardoya Otis S.A.	111,114	774,222
		40,578,876

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sweden 3.5%
AAK AB	87,683	2,017,748
AddTech AB, B shares	50,119	825,098
AF Poyry AB *	49,703	1,698,615
Arjo AB, B Shares	127,531	1,270,437
Attendo AB *	123,355	612,788
Axfood AB	88,076	2,448,025
Beijer Ref AB	44,931	763,986
Betsson AB, B Shares *	124,068	1,101,760
Bilia AB, A Shares	114,423	2,175,217
BillerudKorsnas AB	173,519	3,430,012
Bonava AB, B Shares	159,249	2,028,455
Bravida Holding AB	118,009	1,786,769
Castellum AB	87,081	2,252,943
Clas Ohlson AB, B Shares *	64,524	730,778
Cloetta AB, B Shares	250,387	812,378
Concentric AB	28,456	629,179
Coor Service Management Holding AB	100,708	869,508
Dometic Group AB	173,313	2,978,173
Dustin Group AB	11,986	151,521
Electrolux Professional AB, B Shares *	248,854	1,701,530
Elekta AB, B Shares	123,547	1,709,538
Evolution AB	934	173,897
Fabege AB	61,638	999,919
Fastighets AB Balder, B Shares *	14,253	895,758
Fingerprint Cards AB, B Shares *	39,424	163,442
Getinge AB, B Shares	112,882	3,997,492
Granges AB	110,596	1,467,206
Hexpol AB	206,929	2,564,917
Holmen AB, B Shares	50,647	2,316,964
Indutrade AB	80,014	2,112,413
International Petroleum Corp. *	65,407	279,020
Intrum AB	55,340	1,953,106
Inwido AB	63,837	1,146,823
JM AB	78,666	3,117,600
Kinnevik AB, B Shares *	123,588	3,404,139
Klovern AB, B Shares	96,913	193,901
Kungsleden AB	85,151	1,087,692
L E Lundbergfortagen AB, B Shares	32,942	2,020,428
Lifco AB, B Shares	46,544	1,035,548
Lindab International AB	55,285	1,322,035
Loomis AB (a)	96,924	3,102,761
Mekonomen AB *	62,835	1,175,636
Modern Times Group MTG AB, B Shares *	44,419	625,575
Mycronic AB	4,732	151,255
NCC AB, B Shares	108,563	2,070,339
Nibe Industrier AB, B Shares	210,813	2,214,831
Nobia AB	226,196	2,075,280
Nolato AB, B Shares	66,772	695,257
Nordic Entertainment Group AB, B Shreas *	19,314	929,285
Pandox AB *	53,945	950,964
Peab AB	258,445	3,549,744
Ratos AB, B Shares	467,982	2,988,926
Resurs Holding AB	124,971	674,427
Saab AB, B Shares	76,362	2,244,484
SAS AB *(a)	4,964,538	1,142,730
Scandic Hotels Group AB *(a)	285,404	1,244,257
Sweco AB, B Shares	62,268	1,099,182
Swedish Orphan Biovitrum AB *	32,779	558,934
Tethys Oil AB	15,759	112,751
Thule Group AB	35,919	1,679,886
Wallenstam AB, B Shares	41,556	705,101
Wihlborgs Fastigheter AB	40,267	910,166
		93,148,529

Security	Number of Shares	Value ($)
Switzerland 3.0%
Allreal Holding AG	6,930	1,396,702
ALSO Holding AG *	3,219	954,917
ams AG *	62,142	1,223,439
Arbonia AG	56,870	1,055,196
Aryzta AG *	3,191,058	4,286,416
Autoneum Holding AG *	7,999	1,565,940
Banque Cantonale Vaudoise	9,828	927,057
Belimo Holding AG	2,198	934,098
BKW AG	12,274	1,366,429
Bobst Group S.A. *	8,259	585,898
Bucher Industries AG	5,296	2,898,516
Burckhardt Compression Holding AG	2,218	904,401
Bystronic AG	939	1,235,238
Cembra Money Bank AG	12,754	1,452,458
Daetwyler Holding AG	3,460	1,176,335
dormakaba Holding AG	1,830	1,254,497
Emmi AG	1,323	1,347,180
EMS-Chemie Holding AG	2,197	2,062,624
Flughafen Zuerich AG *	11,738	2,055,340
Forbo Holding AG	630	1,262,730
Galenica AG	40,092	2,828,556
GAM Holding AG *	695,658	1,783,877
Helvetia Holding AG	28,006	3,145,833
Huber & Suhner AG	14,806	1,187,704
Implenia AG *	32,023	917,942
Inficon Holding AG	677	780,763
Interroll Holding AG	33	130,709
Komax Holding AG *	2,978	721,960
Landis & Gyr Group AG *	24,106	1,756,962
Logitech International S.A.	34,061	4,193,055
Mobimo Holding AG *	2,895	969,771
OC Oerlikon Corp. AG	190,317	2,184,295
PSP Swiss Property AG	9,430	1,234,214
Rieter Holding AG *	6,941	1,329,513
Schweiter Technologies AG	744	1,258,117
SFS Group AG	11,463	1,612,372
Siegfried Holding AG *	1,373	1,231,055
SIG Combibloc Group AG *	103,210	2,733,766
Softwareone Holding AG *	7,282	180,826
St. Galler Kantonalbank AG	1,126	531,067
Stadler Rail AG (a)	17,290	839,095
Straumann Holding AG	1,296	2,030,287
Sulzer AG	19,883	2,549,301
Tecan Group AG	1,882	942,621
Temenos AG	7,503	1,162,067
u-blox Holding AG *	8,488	532,828
Valiant Holding AG	8,878	926,220
Valora Holding AG *	7,440	1,719,371
VAT Group AG	5,164	1,575,506
Vetropack Holding AG	9,084	575,288
Vifor Pharma AG	20,030	2,925,330
Vontobel Holding AG	12,678	988,829
Zehnder Group AG	15,298	1,439,632
Zur Rose Group AG *	1,784	669,954
		79,534,097

United Kingdom 12.1%
4imprint Group plc *	3,881	158,202
888 Holdings plc	206,994	1,175,120
AG Barr plc *	92,341	683,432
Airtel Africa plc	1,209,906	1,350,929
Ascential plc *	153,397	793,853
Ashmore Group plc	161,977	909,910
Auto Trader Group plc *	145,617	1,159,497
Avast plc	86,829	579,851
AVEVA Group plc	50,318	2,496,306

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
B&M European Value Retail S.A.	436,451	3,564,416
Babcock International Group plc *	793,393	3,364,614
Bank of Georgia Group plc *	49,816	925,274
Beazley plc *	391,746	1,669,644
Biffa plc *	258,824	1,073,398
Big Yellow Group plc	40,856	757,694
Bodycote plc	227,660	2,796,957
Brewin Dolphin Holdings plc	219,073	1,057,636
Britvic plc	184,925	2,392,538
C&C Group plc *	358,220	1,226,076
Capita plc *	4,561,836	2,604,017
Card Factory plc *	2,368,782	2,297,268
Centamin plc	996,669	1,550,201
Chemring Group plc	301,394	1,307,635
Cineworld Group plc *(a)	2,361,704	3,105,439
Clarkson plc	18,209	795,183
Close Brothers Group plc	138,110	3,213,395
Coats Group plc	1,260,137	1,182,786
Computacenter plc	58,249	2,218,324
ConvaTec Group plc	688,534	2,319,542
Costain Group plc *	1,090,830	898,594
Countryside Properties plc *	292,434	2,124,967
Cranswick plc	46,007	2,580,540
Crest Nicholson Holdings plc *	616,700	4,006,448
De La Rue plc *	423,913	1,093,902
Dechra Pharmaceuticals plc	13,508	787,927
Derwent London plc	26,345	1,290,929
Diploma plc	35,198	1,440,273
Domino's Pizza Group plc	151,626	785,118
Dunelm Group plc	52,801	1,099,002
Electrocomponents plc	220,104	3,089,538
Elementis plc *	1,070,481	2,401,131
Entain plc *	143,165	3,348,263
Equiniti Group plc *	401,021	1,031,418
Essentra plc	405,526	1,796,798
Euromoney Institutional Investor plc	75,629	1,138,789
Ferrexpo plc	416,649	2,646,542
Flutter Entertainment plc *	27,291	5,111,551
Forterra plc *	225,892	938,424
Frasers Group plc *	272,986	2,241,039
Fresnillo plc	100,977	1,285,097
Games Workshop Group plc	6,066	1,026,921
Genuit Group plc	119,667	1,094,371
Genus plc	13,861	992,468
Grafton Group plc	298,592	4,978,700
Grainger plc	213,518	864,010
Great Portland Estates plc	124,002	1,267,635
Greencore Group plc *	886,721	1,771,448
Greggs plc *	77,803	2,747,897
Halfords Group plc *	627,371	3,392,623
Halma plc	75,775	2,797,676
Hammerson plc (a)	4,206,800	2,382,863
Harbour Energy plc *	6,489,426	1,890,813
Hargreaves Lansdown plc	62,217	1,461,713
Hikma Pharmaceuticals plc	54,918	1,903,033
Hill & Smith Holdings plc	53,687	1,167,683
Hilton Food Group plc	53,742	909,806
Hiscox Ltd. *	233,216	2,593,078
Hochschild Mining plc	277,180	770,280
HomeServe plc	93,808	1,242,938
Howden Joinery Group plc	362,800	4,099,737
Hunting plc	362,380	1,341,020
Ibstock plc	443,155	1,441,383
IG Group Holdings plc	253,770	3,083,554
IMI plc	225,396	5,304,992
Indivior plc *	947,436	2,100,957
Intermediate Capital Group plc	114,661	3,418,892
Intu Properties plc *(a)(b)	11,806,310	74,324
Investec plc	812,791	3,575,947
Security	Number of Shares	Value ($)
IWG plc *	564,795	2,882,861
J.D. Wetherspoon plc *	82,453	1,539,652
JD Sports Fashion plc *	142,216	1,905,911
John Laing Group plc	267,940	1,528,713
John Menzies plc *	114,973	509,420
Jupiter Fund Management plc	619,884	2,439,834
Just Group plc *	2,021,039	3,152,084
Kier Group plc *(a)	629,506	1,026,427
Lancashire Holdings Ltd.	175,300	1,565,860
Man Group plc	1,658,035	4,189,207
Marshalls plc *	92,448	964,730
Marston's plc *	1,777,659	2,302,435
Mediclinic International plc *	477,397	2,209,328
Mitchells & Butlers plc *	627,087	2,711,803
Moneysupermarket.com Group plc	312,168	1,195,926
Morgan Advanced Materials plc	368,230	1,741,187
Morgan Sindall Group plc	70,844	2,244,973
National Express Group plc *	969,001	4,154,669
NewRiver REIT plc *	100,475	139,752
Ocado Group plc *	23,602	632,137
OSB Group plc	183,124	1,215,127
Oxford Instruments plc	4,671	137,092
Pagegroup plc *	392,908	3,336,938
Paragon Banking Group plc	210,716	1,450,797
PayPoint plc	71,697	600,785
Petrofac Ltd. *	996,879	1,881,269
Petropavlovsk plc *	1,934,319	683,998
Pets at Home Group plc	407,374	2,593,403
Phoenix Group Holdings plc	271,901	2,835,848
Playtech plc *	519,809	3,390,253
Plus500 Ltd.	86,043	1,843,361
Premier Foods plc *	1,507,967	2,266,356
Provident Financial plc *	848,916	2,864,654
PZ Cussons plc	188,677	682,165
QinetiQ Group plc	474,880	2,394,286
Quilter plc	578,741	1,261,213
Rathbone Brothers plc	30,342	771,786
Redde Northgate plc	633,489	3,458,042
Redrow plc	290,700	2,800,277
Renishaw plc	10,963	860,355
Rhi Magnesita N.V.	21,637	1,365,172
Rightmove plc	116,714	997,862
Rotork plc	419,523	2,008,115
Sabre Insurance Group plc	39,756	147,684
Safestore Holdings plc	57,472	768,827
Saga plc *	665,118	3,579,772
Savills plc	126,282	2,125,312
Schroders plc	58,556	2,953,151
Segro plc	145,849	2,157,875
Senior plc *	1,943,025	4,380,321
Serco Group plc	759,704	1,454,148
SIG plc *	4,674,602	4,109,290
Softcat plc	30,788	798,409
Spectris plc	86,082	3,920,291
Spirax-Sarco Engineering plc	15,973	2,876,210
Spirent Communications plc	215,298	761,930
SSP Group plc *	697,979	2,910,501
ST Modwen Properties plc	155,918	1,213,666
St. James's Place plc	200,995	3,982,607
Stagecoach Group plc *	1,877,470	2,315,915
SThree plc	223,087	1,323,732
Superdry plc *	452,081	2,519,064
Synthomer plc	263,623	1,977,286
TBC Bank Group plc *	8,601	141,461
Ted Baker plc *(a)	383,672	973,741
Telecom Plus plc	46,972	788,535
The British Land Co. plc	673,630	4,871,044
The Go-Ahead Group plc *	174,710	3,069,160
The Restaurant Group plc *	1,247,809	2,147,817

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Unite Group plc	52,886	851,073
The Weir Group plc *	178,454	4,858,005
TP ICAP Group plc	397,623	1,207,031
Trinity Mirror plc	662,697	2,231,562
Tritax Big Box REIT plc	50,814	141,860
Tullow Oil plc *(a)	1,881,178	1,368,289
Tyman plc	275,972	1,887,960
UDG Healthcare plc	144,092	2,161,504
Ultra Electronics Holdings plc	46,160	1,348,228
Vesuvius plc	332,633	2,652,884
Victrex plc	55,099	1,887,431
Virgin Money UK plc *	1,949,849	5,836,059
Vistry Group plc	231,463	4,348,384
WH Smith plc *	129,402	3,172,243
Wizz Air Holdings plc *	14,586	997,433
Workspace Group plc	59,264	761,289
		324,277,236
Total Common Stock
(Cost $2,139,285,140)		2,657,127,436

Preferred Stock 0.4% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGaA	17,881	1,659,769
Jungheinrich AG	51,763	2,679,842
Sartorius AG	1,980	980,452
Schaeffler AG	214,149	1,986,491
Sixt SE	17,146	1,595,721
		8,902,275

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	60,193	1,093,995

Republic of Korea 0.0%
Mirae Asset Securities Co., Ltd.	12,248	53,152
Total Preferred Stock
(Cost $7,375,388)		10,049,422

Rights 0.0% of net assets

Australia 0.0%
carsales.com Ltd. expires 06/02/21 *(b)	7,924	15,028

Italy 0.0%
Brembo S.p.A. expires 06/24/21 *(b)	135,462	—

Singapore 0.0%
Mapletree Industrial Trust expires 06/11/21 *(b)	18,247	1,517

Security	Number of Shares	Value ($)
Spain 0.0%
Almirall S.A. expires 06/03/21 *	45,694	11,400

United Kingdom 0.0%
C&C Group plc expires 06/18/21 *	93,448	74,197
Kier Group plc expires 06/18/21 *(a)(b)	1,714,017	729,066
		803,263
Total Rights
(Cost $813,585)		831,208

Investment Companies 2.3% of net assets

United States 2.3%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	1,294,573	1,294,573
Securities Lending Collateral 2.2%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	59,047,472	59,047,472
Total Investment Companies
(Cost $60,342,045)		60,342,045

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/18/21	130	15,190,500	288,877
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $56,366,894.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,644,151,417	$—	$—	$1,644,151,417
Canada	219,288,195	—	64,220	219,352,415
Hong Kong	98,232,882	—	—*	98,232,882
Italy	78,173,114	—	10,985	78,184,099
Luxembourg	—	—	—*	—
Portugal	10,455,627	—	—*	10,455,627
Republic of Korea	240,536,496	—	1,358,388	241,894,884
Spain	40,215,369	—	363,507	40,578,876
United Kingdom	324,202,912	—	74,324	324,277,236
Preferred Stock[1]	10,049,422	—	—	10,049,422
Rights[1]	11,400	—	—	11,400
Australia	—	—	15,028	15,028
Italy	—	—	—*	—
Singapore	—	—	1,517	1,517
United Kingdom	74,197	—	729,066	803,263
Investment Companies[1]	60,342,045	—	—	60,342,045
Futures Contracts[2]	288,877	—	—	288,877
Total	$2,726,021,953	$—	$2,617,035	$2,728,638,988
*	Level 3 amount shown includes securities determined to have no value at May 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 94.4% of net assets

Brazil 6.6%
Ambev S.A.	5,921,756	20,254,611
B3 S.A. - Brasil Bolsa Balcao	1,481,570	4,951,773
Banco Bradesco S.A.	2,588,933	11,277,322
Banco do Brasil S.A.	3,204,752	20,451,187
BRF S.A. *	1,521,474	7,468,259
CCR S.A.	1,986,809	5,216,921
Centrais Eletricas Brasileiras S.A.	626,439	5,233,091
Cia Brasileira de Distribuicao	367,841	2,763,732
Cia de Saneamento Basico do Estado de Sao Paulo	593,094	4,422,240
Cia Energetica de Minas Gerais	339,354	1,055,962
Cielo S.A.	6,208,619	4,980,650
Cogna Educacao *	5,070,312	4,077,144
Embraer S.A. *	3,540,551	11,657,986
IRB Brasil Resseguros S.A.	3,598,057	4,072,522
Itau Unibanco Holding S.A.	1,147,046	5,807,395
JBS S.A.	2,859,157	16,480,574
Petrobras Distribuidora S.A.	2,736,219	13,451,773
Petroleo Brasileiro S.A.	7,336,277	37,254,770
Sendas Distribuidora S.A.	372,681	6,352,235
Suzano S.A. *	448,584	5,191,060
Telefonica Brasil S.A.	1,046,442	8,813,459
TIM S.A.	1,705,442	3,954,909
Ultrapar Participacoes S.A.	3,787,658	13,929,548
Vale S.A.	4,062,259	88,847,003
		307,966,126

Chile 0.8%
Banco de Chile	48,019,307	4,985,989
Cencosud S.A.	4,423,230	9,253,176
Empresas CMPC S.A.	1,623,938	4,221,102
Empresas COPEC S.A.	1,054,433	10,713,988
Enel Americas S.A.	33,414,246	4,644,580
Falabella S.A.	1,192,938	5,426,241
		39,245,076

China 24.0%
Agile Group Holdings Ltd.	3,583,092	5,096,567
Agricultural Bank of China Ltd., A Shares	16,336,500	8,373,064
Agricultural Bank of China Ltd., H Shares	52,650,137	21,367,848
Alibaba Group Holding Ltd. *	1,371,948	37,296,736
Anhui Conch Cement Co., Ltd., A Shares	209,800	1,617,243
Anhui Conch Cement Co., Ltd., H Shares	989,446	6,182,791
BAIC Motor Corp., Ltd., H Shares	12,623,946	4,554,114
Baidu, Inc. ADR *	122,971	24,135,518
Bank of China Ltd., A Shares	10,477,100	5,485,208
Security	Number of Shares	Value ($)
Bank of China Ltd., H Shares	154,944,085	58,092,318
Bank of Communications Co., Ltd., A Shares	6,075,200	4,680,200
Bank of Communications Co., Ltd., H Shares	15,900,345	10,714,180
Beijing Enterprises Holdings Ltd.	1,106,467	3,834,789
BYD Co., Ltd., A Shares	53,700	1,508,713
BYD Co., Ltd., H Shares	239,633	5,557,377
China Cinda Asset Management Co., Ltd., H Shares	25,177,905	5,384,909
China CITIC Bank Corp., Ltd., A Shares	1,593,700	1,317,954
China CITIC Bank Corp., Ltd., H Shares	22,977,007	12,551,916
China Communications Services Corp., Ltd., H Shares	6,821,215	2,873,824
China Construction Bank Corp., A Shares	1,333,300	1,452,676
China Construction Bank Corp., H Shares	170,202,576	139,906,381
China Everbright Bank Co., Ltd., A Shares	4,846,600	2,918,393
China Everbright Bank Co., Ltd., H Shares	5,748,550	2,436,716
China Evergrande Group	4,871,497	7,305,772
China Gas Holdings Ltd.	1,058,313	3,947,421
China Hongqiao Group Ltd.	7,072,458	11,408,418
China Huarong Asset Management Co., Ltd., H Shares (a)	62,648,288	8,233,038
China Jinmao Holdings Group Ltd.	7,788,597	3,010,449
China Life Insurance Co., Ltd., A Shares	132,800	759,989
China Life Insurance Co., Ltd., H Shares	3,126,925	6,591,003
China Longyuan Power Group Corp., Ltd., H Shares	5,205,509	7,364,042
China Mengniu Dairy Co., Ltd. *	1,168,360	7,082,507
China Merchants Bank Co., Ltd., A Shares	1,094,000	10,008,603
China Merchants Bank Co., Ltd., H Shares	2,851,311	26,358,289
China Minsheng Banking Corp., Ltd., A Shares	5,555,800	4,122,839
China Minsheng Banking Corp., Ltd., H Shares	14,675,658	7,865,777
China National Building Material Co., Ltd., H Shares	8,052,459	10,769,030
China Oriental Group Co., Ltd.	15,915,936	5,167,535
China Overseas Land & Investment Ltd.	6,428,737	15,372,849
China Pacific Insurance (Group) Co., Ltd., A Shares	324,100	1,752,852
China Pacific Insurance (Group) Co., Ltd., H Shares	1,776,248	6,671,030
China Petroleum & Chemical Corp., A Shares	12,774,000	8,876,811

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China Petroleum & Chemical Corp., H Shares	136,650,332	72,712,899
China Railway Group Ltd., A Shares	995,900	843,941
China Railway Group Ltd., H Shares	9,629,833	5,086,902
China Resources Land Ltd.	2,922,724	13,688,093
China Resources Power Holdings Co., Ltd.	7,383,052	9,512,324
China Shenhua Energy Co., Ltd., A Shares	1,089,900	3,423,655
China Shenhua Energy Co., Ltd., H Shares	7,347,632	16,642,439
China State Construction Engineering Corp., Ltd., A Shares	7,075,300	5,439,532
China Taiping Insurance Holdings Co., Ltd.	2,188,222	4,031,606
China Tower Corp., Ltd., H Shares	33,043,035	4,512,701
China Vanke Co., Ltd., A Shares	723,100	3,035,410
China Vanke Co., Ltd., H Shares	1,803,456	6,238,793
CITIC Ltd.	17,111,974	19,776,219
Country Garden Holdings Co., Ltd.	8,930,547	11,310,513
Dongfeng Motor Group Co., Ltd., H Shares	7,070,724	6,622,912
ENN Energy Holdings Ltd.	392,658	7,219,201
Fosun International Ltd.	3,782,895	6,131,343
GCL-Poly Energy Holdings Ltd. *(a)	73,832,156	18,834,819
Geely Automobile Holdings Ltd.	3,183,329	8,096,166
Guangzhou R&F Properties Co., Ltd., H Shares	4,685,022	6,350,064
Hengan International Group Co., Ltd.	622,401	4,173,897
Huaneng Power International, Inc., A Shares	1,605,800	1,062,873
Huaneng Power International, Inc., H Shares	15,149,701	5,426,247
Industrial & Commercial Bank of China Ltd., A Shares	8,531,900	6,988,618
Industrial & Commercial Bank of China Ltd., H Shares	124,058,440	81,516,816
Industrial Bank Co., Ltd., A Shares	2,087,600	7,584,990
JD.com, Inc. ADR *	146,728	10,849,068
Jiangxi Copper Co., Ltd., A Shares	504,800	2,082,529
Jiangxi Copper Co., Ltd., H Shares	4,364,857	10,347,574
Kingboard Holdings Ltd.	1,918,139	10,206,594
Kunlun Energy Co., Ltd.	6,814,534	5,144,990
Legend Holdings Corp., H Shares	3,082,809	4,829,820
Longfor Group Holdings Ltd.	1,069,163	6,253,894
Meituan, B Shares *	44,636	1,690,765
NetEase, Inc. ADR	96,031	11,324,936
PetroChina Co., Ltd., H Shares	82,258,992	33,596,448
PICC Property & Casualty Co., Ltd., H Shares	14,511,692	13,854,376
Ping An Insurance Group Co. of China Ltd., A Shares	418,900	4,728,709
Ping An Insurance Group Co. of China Ltd., H Shares	3,150,790	34,282,290
Postal Savings Bank of China Co., Ltd., H Shares	8,533,995	6,146,316
SAIC Motor Corp., Ltd., A Shares	1,631,200	5,200,953
Shanghai Pudong Development Bank Co., Ltd., A Shares	3,811,700	6,154,559
Shenzhou International Group Holdings Ltd.	231,701	5,982,412
Shimao Group Holdings Ltd.	1,760,300	4,989,535
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,691,300	970,558
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	14,939,886	3,714,970
Sinopharm Group Co., Ltd., H Shares	3,329,158	11,323,718
Sunac China Holdings Ltd.	1,312,038	4,843,081
Security	Number of Shares	Value ($)
Tencent Holdings Ltd.	636,558	50,766,748
Vipshop Holdings Ltd. ADR *	215,156	4,976,558
Weichai Power Co., Ltd., A Shares	327,100	915,909
Weichai Power Co., Ltd., H Shares	1,574,964	3,542,955
Yanzhou Coal Mining Co., Ltd., A Shares	200,600	427,029
Yanzhou Coal Mining Co., Ltd., H Shares	3,792,536	5,062,210
		1,120,480,166

Colombia 0.2%
Bancolombia S.A.	535,618	3,904,655
Ecopetrol S.A.	9,984,349	5,903,746
		9,808,401

Czech Republic 0.2%
CEZ A/S	288,623	8,681,578

Egypt 0.1%
Commercial International Bank Egypt SAE GDR *	1,066,558	3,711,622

Greece 0.5%
Alpha Services and Holdings S.A. *	8,822,447	11,865,441
Hellenic Telecommunications Organization S.A.	314,208	5,689,505
Motor Oil Hellas Corinth Refineries S.A.	301,211	4,993,817
		22,548,763

Hungary 0.5%
MOL Hungarian Oil & Gas plc *	1,649,044	13,408,707
OTP Bank Nyrt *	184,631	10,148,206
		23,556,913

India 9.2%
Axis Bank Ltd. *	1,308,669	13,492,754
Bharat Petroleum Corp., Ltd.	2,423,995	15,762,955
Bharti Airtel Ltd.	1,108,403	8,180,812
Coal India Ltd.	3,816,338	7,764,406
GAIL India Ltd.	2,657,263	5,865,459
Grasim Industries Ltd.	438,254	8,861,136
HCL Technologies Ltd.	761,392	9,918,212
Hero MotoCorp Ltd.	122,691	5,071,744
Hindalco Industries Ltd.	2,703,569	14,675,335
Hindustan Petroleum Corp., Ltd.	3,130,578	12,027,149
Hindustan Unilever Ltd.	140,154	4,517,944
Housing Development Finance Corp., Ltd.	505,801	17,767,408
ICICI Bank Ltd. *	434,763	3,965,282
Indian Oil Corp., Ltd.	12,036,893	18,124,546
Infosys Ltd.	2,294,700	44,079,237
ITC Ltd.	2,255,354	6,739,201
JSW Steel Ltd.	1,624,567	15,932,119
Larsen & Toubro Ltd.	315,892	6,404,259
Mahindra & Mahindra Ltd.	623,978	6,951,071
Maruti Suzuki India Ltd.	88,017	8,574,919
NTPC Ltd.	4,674,482	7,119,058
Oil & Natural Gas Corp., Ltd.	15,117,256	23,626,684
Power Grid Corp. of India Ltd.	740,672	2,302,436
Reliance Industries Ltd.	1,424,080	42,229,234
State Bank of India *	2,813,492	16,445,888
Sun Pharmaceutical Industries Ltd.	649,016	5,969,883

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tata Consultancy Services Ltd.	461,959	20,122,942
Tata Motors Ltd. *	6,026,383	26,463,372
Tata Motors Ltd., A Shares, DVR *	2,302,174	4,821,712
Tata Steel Ltd.	953,351	14,795,510
Tech Mahindra Ltd.	391,996	5,532,730
Vedanta Ltd.	5,029,133	18,974,818
Wipro Ltd.	1,210,943	8,997,660
		432,077,875

Indonesia 1.2%
PT Astra International Tbk	31,362,646	11,525,772
PT Bank Central Asia Tbk	2,581,627	5,760,255
PT Bank Mandiri (Persero) Tbk	17,968,681	7,546,846
PT Bank Rakyat Indonesia (Persero) Tbk	37,824,945	11,279,399
PT Telkom Indonesia (Persero) Tbk	64,698,840	15,579,481
PT United Tractors Tbk	2,608,765	4,117,935
		55,809,688

Kuwait 0.5%
Kuwait Finance House KSCP	2,332,741	5,777,570
Mobile Telecommunications Co. KSCP	3,013,719	5,961,316
National Bank of Kuwait SAKP	4,346,647	11,993,747
		23,732,633

Malaysia 1.5%
Axiata Group Berhad	7,379,372	6,619,776
CIMB Group Holdings Berhad	10,063,084	10,442,322
Genting Berhad	5,905,600	6,987,246
Malayan Banking Berhad	6,448,653	12,789,233
Petronas Chemicals Group Berhad	3,072,400	5,996,472
Public Bank Berhad	11,311,800	11,546,118
Tenaga Nasional Berhad	6,762,200	16,312,979
		70,694,146

Mexico 4.3%
Alfa S.A.B. de C.V., A Shares	13,872,144	9,734,265
America Movil S.A.B. de C.V., Series L	55,429,240	43,433,687
Cemex S.A.B. de C.V. ADR *	4,695,648	38,879,965
Coca-Cola Femsa S.A.B. de C.V.	890,036	4,448,298
Fomento Economico Mexicano S.A.B. de C.V.	2,705,112	22,826,108
Grupo Bimbo S.A.B. de C.V., Series A	3,356,882	7,380,330
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,590,876	24,878,393
Grupo Mexico S.A.B. de C.V., Series B	3,916,691	19,112,843
Grupo Televisa S.A.B., Series CPO	4,159,776	11,051,130
Wal-Mart de Mexico S.A.B. de C.V.	5,445,521	17,932,530
		199,677,549

Philippines 0.1%
SM Investments Corp. (a)	227,601	4,629,609

Qatar 0.4%
Ooredoo QPSC	2,564,717	4,861,584
Qatar National Bank QPSC	2,605,454	12,663,601
		17,525,185

Russia 10.2%
Alrosa PJSC	5,599,401	8,947,738
Gazprom PJSC	42,854,582	152,154,281
Inter RAO UES PJSC	102,878,877	7,091,123
Security	Number of Shares	Value ($)
LUKOIL PJSC	1,416,734	115,734,991
Magnit PJSC	217,639	16,186,268
MMC Norilsk Nickel PJSC	43,732	15,702,793
Mobile TeleSystems PJSC	2,103,151	9,687,657
Novatek PJSC	688,897	13,607,504
Novolipetsk Steel PJSC	2,078,876	7,406,223
Rosneft Oil Co. PJSC	3,576,691	25,837,658
ROSSETI PJSC	180,706,562	3,486,420
Sberbank of Russia PJSC	11,449,680	48,348,682
Severstal PAO	416,542	9,548,365
Sistema PJSFC	14,627,646	6,299,646
Surgutneftegas PJSC	17,104,546	8,465,130
Tatneft PJSC	2,995,962	20,274,559
VTB Bank PJSC	11,823,930,000	7,839,636
		476,618,674

Saudi Arabia 2.5%
Al Rajhi Bank	504,706	13,888,641
Banque Saudi Fransi	122,296	1,183,751
Riyad Bank	1,004,246	7,042,672
Saudi Arabian Oil Co.	622,475	5,859,199
Saudi Basic Industries Corp.	1,315,096	43,553,257
Saudi Electricity Co.	1,171,801	7,717,780
Saudi National Bank	1,297,194	18,367,119
Saudi Telecom Co.	514,960	17,109,335
The Saudi British Bank *	166,147	1,353,460
		116,075,214

South Africa 7.3%
Absa Group Ltd. *	2,246,792	23,445,123
AngloGold Ashanti Ltd.	300,987	7,466,041
Aspen Pharmacare Holdings Ltd. *	509,785	5,982,475
Barloworld Ltd. *	1,315,546	11,353,394
Bid Corp., Ltd. *	521,752	11,045,199
FirstRand Ltd.	5,031,191	20,558,520
Gold Fields Ltd.	744,528	9,419,952
MTN Group Ltd. *	7,701,104	55,819,000
MultiChoice Group	539,013	5,415,156
Naspers Ltd., N Shares	35,600	7,914,241
Nedbank Group Ltd. *	1,252,515	14,881,218
Old Mutual Ltd.	8,952,204	9,331,124
Sanlam Ltd.	1,765,232	7,655,732
Sappi Ltd. *	3,650,816	11,495,865
Sasol Ltd. *	3,937,309	64,262,902
Shoprite Holdings Ltd.	1,220,471	13,754,126
Sibanye Stillwater Ltd.	1,233,885	5,855,855
Standard Bank Group Ltd.	2,603,174	25,744,649
The Bidvest Group Ltd.	553,907	7,842,300
The SPAR Group Ltd.	334,907	4,665,257
Vodacom Group Ltd.	867,041	8,268,907
Woolworths Holdings Ltd. *	2,538,408	10,315,119
		342,492,155

Taiwan 19.4%
Acer, Inc.	6,865,470	7,934,678
ASE Technology Holding Co.,Ltd.	5,553,000	22,432,149
Asustek Computer, Inc.	1,840,176	26,334,483
AU Optronics Corp. *	43,373,371	40,621,135
Catcher Technology Co., Ltd.	1,222,000	8,146,243
Cathay Financial Holding Co., Ltd.	7,068,840	14,316,218
Cheng Shin Rubber Industry Co., Ltd.	3,193,000	5,396,583
China Steel Corp.	19,040,088	25,488,937
Chunghwa Telecom Co., Ltd.	3,570,764	14,683,356
Compal Electronics, Inc.	20,417,000	17,346,150
CTBC Financial Holding Co., Ltd.	15,001,809	12,528,033
Delta Electronics, Inc.	1,485,696	15,932,723

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
E.Sun Financial Holding Co., Ltd.	4,375,000	4,049,835
Far Eastern New Century Corp.	7,640,061	8,760,701
Far EasTone Telecommunications Co., Ltd.	1,947,588	4,544,136
First Financial Holding Co., Ltd.	6,449,471	5,140,615
Formosa Chemicals & Fibre Corp.	5,203,882	16,138,737
Formosa Petrochemical Corp.	2,139,704	7,752,148
Formosa Plastics Corp.	4,368,704	16,381,788
Foxconn Technology Co., Ltd.	2,476,858	5,859,798
Fubon Financial Holding Co., Ltd.	9,263,116	24,264,075
Hon Hai Precision Industry Co., Ltd.	34,773,928	142,994,043
Innolux Corp. *	54,597,000	48,165,501
Inventec Corp.	9,036,646	8,463,230
Largan Precision Co., Ltd.	43,700	4,797,250
Lite-On Technology Corp.	3,642,229	8,735,617
MediaTek, Inc.	678,046	24,442,779
Mega Financial Holding Co., Ltd.	7,344,548	8,807,677
Nan Ya Plastics Corp.	6,924,588	21,174,088
Pegatron Corp.	7,854,234	20,915,079
Pou Chen Corp.	6,870,000	9,371,089
President Chain Store Corp.	451,000	4,321,859
Quanta Computer, Inc.	4,217,058	13,704,726
Synnex Technology International Corp.	3,564,178	7,721,984
Taiwan Cement Corp.	4,688,302	8,764,631
Taiwan Mobile Co., Ltd.	1,324,000	4,820,836
Taiwan Semiconductor Manufacturing Co., Ltd.	8,470,352	183,207,869
Uni-President Enterprises Corp.	5,051,796	13,470,755
United Microelectronics Corp.	13,905,931	26,702,030
Walsin Lihwa Corp.	9,820,000	9,410,344
Wistron Corp.	9,148,934	10,192,576
WPG Holdings Ltd.	5,180,880	9,741,800
Yageo Corp.	329,000	6,019,433
Yuanta Financial Holding Co., Ltd.	7,275,960	6,748,366
		906,746,083

Thailand 2.9%
Advanced Info Service PCL NVDR	995,500	5,371,091
Bangkok Bank PCL NVDR	977,400	3,599,080
Charoen Pokphand Foods PCL NVDR	5,189,000	4,527,636
CP ALL PCL NVDR	3,059,900	5,952,163
IRPC PCL NVDR	31,101,900	4,023,367
Kasikornbank PCL NVDR	1,576,600	6,007,445
Krung Thai Bank PCL NVDR	14,441,500	5,040,344
PTT Exploration & Production PCL NVDR	2,071,400	7,859,658
PTT Global Chemical PCL NVDR	5,778,800	11,703,601
PTT PCL NVDR	31,883,100	40,325,426
Thai Oil PCL NVDR	3,706,100	7,001,490
The Siam Cement PCL NVDR	1,330,500	18,659,943
The Siam Commercial Bank PCL NVDR	4,133,000	13,564,713
		133,635,957

Turkey 1.2%
Akbank T.A.S.	8,903,163	5,461,592
BIM Birlesik Magazalar A/S	474,631	3,580,702
Eregli Demir ve Celik Fabrikalari T.A.S.	3,842,974	8,718,029
Haci Omer Sabanci Holding A/S	3,638,737	3,803,260
KOC Holding A/S	2,883,745	6,320,830
Turk Hava YollariI AO *	2,908,322	4,570,022
Turkcell Iletisim Hizmetleri A/S	3,233,426	6,042,125
Turkiye Garanti Bankasi A/S	6,792,588	6,402,560
Security	Number of Shares	Value ($)
Turkiye Is Bankasi A/S, Class C	5,935,272	3,563,937
Turkiye Petrol Rafinerileri A/S *	586,535	6,735,990
		55,199,047

United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	2,847,756	5,264,491
Emaar Properties PJSC	8,072,992	8,681,913
Emirates NBD Bank PJSC	585,512	2,199,879
Emirates Telecommunications Group Co. PJSC	1,773,359	10,457,767
First Abu Dhabi Bank PJSC	2,356,394	10,816,564
		37,420,614
Total Common Stock
(Cost $3,459,492,702)		4,408,333,074

Preferred Stock 5.2% of net assets

Brazil 4.1%
Banco Bradesco S.A.	9,338,874	47,121,754
Centrais Eletricas Brasileiras S.A., B Shares	354,683	2,945,348
Companhia Energetica de Minas Gerais	3,137,896	8,119,836
Gerdau S.A.	2,617,402	16,418,717
Itau Unibanco Holding S.A.	10,813,155	60,865,595
Petroleo Brasileiro S.A.	10,472,156	53,618,261
		189,089,511

Colombia 0.1%
Bancolombia S.A.	892,551	6,651,290

Russia 1.0%
Surgutneftegas PJSC	15,834,205	10,058,301
Tatneft PJSC	317,518	2,056,123
Transneft PJSC	17,705	34,412,111
		46,526,535
Total Preferred Stock
(Cost $222,124,628)		242,267,336

Rights 0.0% of net assets

India 0.0%
Reliance Industries Ltd. expires 11/15/21 *(a)	15,151	206,032
Total Rights
(Cost $305,706)		206,032

Investment Company 0.4% of net assets

United States 0.4%
Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	17,855,363	17,855,363
Total Investment Company
(Cost $17,855,363)		17,855,363

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 06/18/21	242	16,466,890	333,362
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
DVR –	Differential Voting Rights
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,283,223,299	$—	$—	$3,283,223,299
China	1,093,412,309	—	27,067,857	1,120,480,166
Philippines	—	—	4,629,609	4,629,609
Preferred Stock[1]	242,267,336	—	—	242,267,336
Rights[1]
India	—	—	206,032	206,032
Investment Company[1]	17,855,363	—	—	17,855,363
Futures Contracts[2]	333,362	—	—	333,362
Total	$4,637,091,669	$—	$31,903,498	$4,668,995,167
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89447MAY21